UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.3%
5,220	Ducommun, Inc. (a)	$135,198
9,048	Engility Holdings, Inc.	271,802
2,545	National Presto Industries, Inc.	161,328
4,417	Sparton Corp. (a)	108,216
		676,544

	Air Freight & Logistics — 0.5%
26,934	Air Transport Services Group, Inc. (a)	248,331

	Airlines — 0.7%
25,991	Republic Airways Holdings, Inc. (a)	357,376

	Auto Components — 3.3%
4,662	China Automotive Systems, Inc.	33,939
9,221	Fox Factory Holding Corp. (a)	141,450
24,819	Modine Manufacturing Co. (a)	334,312
16,693	Remy International, Inc.	370,752
4,285	Shiloh Industries, Inc. (a)	60,162
13,459	Stoneridge, Inc. (a)	151,952
1,858	Strattec Security Corp.	137,195
12,010	Superior Industries International, Inc.	227,349
10,757	Tower International, Inc. (a)	286,136
		1,743,247

	Automobiles — 0.6%
13,955	Winnebago Industries, Inc.	296,683

	Banks — 16.5%
6,809	1st Source Corp.	218,773
14,598	Ameris Bancorp	385,241
13,055	Berkshire Hills Bancorp, Inc.	361,624
6,620	Bryn Mawr Bank Corp.	201,314
23,496	Centerstate Banks, Inc.	279,837
13,695	Central Pacific Financial Corp.	314,574
7,864	City Holding Co.	369,844
8,511	Community Trust Bancorp, Inc.	282,225
11,995	ConnectOne Bancorp, Inc.	233,423
13,025	Customers Bancorp, Inc. (a)	317,289
6,806	Financial Institutions, Inc.	156,062
37,369	First Busey Corp.	249,999
8,185	First NBC Bank Holding Co. (a)	269,941
14,602	Flushing Financial Corp.	293,062
16,542	Hanmi Financial Corp.	349,863
15,684	Heritage Financial Corp.	266,628
10,574	HomeTrust Bancshares, Inc. (a)	168,867
11,901	Independent Bank Corp.	152,690
18,081	Lakeland Bancorp, Inc.	207,932
8,536	Lakeland Financial Corp.	346,391
8,273	Mercantile Bank Corp.	161,737
6,776	Metro Bancorp, Inc.	186,814

Shares	Description	Value

	Banks (Continued)
8,486	Pacific Premier Bancorp, Inc. (a)	$137,388
12,981	Sandy Spring Bancorp, Inc.	340,492
8,058	Simmons First National Corp., Class A	366,397
11,487	Southside Bancshares, Inc.	329,562
9,077	Southwest Bancorp, Inc.	161,480
16,730	State Bank Financial Corp.	351,330
7,168	Stock Yards Bancorp, Inc.	246,794
5,270	Stonegate Bank	159,101
6,177	Tompkins Financial Corp.	332,632
10,362	TriCo Bancshares	250,035
7,379	Washington Trust Bancorp, Inc.	281,804
		8,731,145

	Beverages — 0.5%
2,398	Coca-Cola Bottling Co. Consolidated	271,118

	Building Products — 2.1%
6,513	American Woodmark Corp. (a)	356,457
8,860	Insteel Industries, Inc.	191,642
4,957	Patrick Industries, Inc. (a)	308,672
24,686	PGT, Inc. (a)	275,866
		1,132,637

	Capital Markets — 3.4%
8,834	Calamos Asset Management, Inc., Class A	118,817
53,868	Cowen Group, Inc., Class A (a)	280,114
3,932	FBR & Co. (a)	90,869
7,970	INTL FCStone, Inc. (a)	236,948
18,034	Investment Technology Group, Inc. (a)	546,611
7,105	Manning & Napier, Inc.	92,436
19,474	RCS Capital Corp., Class A	207,203
3,834	Westwood Holdings Group, Inc.	231,190
		1,804,188

	Chemicals — 2.6%
11,559	FutureFuel Corp.	118,711
4,911	Hawkins, Inc.	186,569
16,332	Kraton Performance Polymers, Inc. (a)	330,070
2,591	OCI Resources, L.P. (b)	58,556
24,305	OMNOVA Solutions, Inc. (a)	207,322
13,201	Tredegar Corp.	265,472
11,949	Zep, Inc.	203,491
		1,370,191

	Commercial Services & Supplies — 2.3%
9,922	CECO Environmental Corp.	105,272
13,347	Ennis, Inc.	188,460

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
15,112	Kimball International, Inc., Class B	$158,374
6,544	Multi-Color Corp.	453,696
14,830	Performant Financial Corp. (a)	50,422
10,404	Viad Corp.	289,439
		1,245,663

	Communications Equipment — 0.4%
7,349	Alliance Fiber Optic Products, Inc.	128,020
5,543	Bel Fuse, Inc., Class B	105,483
		233,503

	Construction & Engineering — 1.4%
6,328	Argan, Inc.	228,884
19,530	Furmanite Corp. (a)	154,092
10,772	MYR Group, Inc. (a)	337,594
		720,570

	Consumer Finance — 0.6%
9,954	Consumer Portfolio Services, Inc. (a)	69,579
25,309	EZCORP, Inc., Class A (a)	231,071
		300,650

	Containers & Packaging — 0.4%
12,905	Myers Industries, Inc.	226,225

	Diversified Consumer Services — 1.8%
8,930	American Public Education, Inc. (a)	267,721
3,150	Liberty Tax, Inc. (a)	87,665
6,469	Steiner Leisure Ltd. (a)	306,631
5,652	Strayer Education, Inc. (a)	301,873
		963,890

	Diversified Telecommunication Services — 1.2%
17,167	Inteliquent, Inc.	270,209
10,601	Lumos Networks Corp.	161,771
22,350	Premiere Global Services, Inc. (a)	213,666
		645,646

	Electric Utilities — 0.4%
6,705	Unitil Corp.	233,133

	Electrical Equipment — 0.3%
4,814	Powell Industries, Inc.	162,569

	Electronic Equipment, Instruments & Components — 5.4%
21,684	Checkpoint Systems, Inc.	234,621
17,337	CTS Corp.	311,893
8,909	DTS, Inc. (a)	303,530

Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
15,403	Fabrinet (a)	$292,503
15,784	GSI Group, Inc. (a)	210,243
20,541	Newport Corp. (a)	391,511
19,149	Orbotech Ltd. (a)	306,958
10,858	Park Electrochemical Corp.	234,098
8,999	PC Connection, Inc.	234,784
14,563	Rofin-Sinar Technologies, Inc. (a)	352,862
		2,873,003

	Energy Equipment & Services — 1.0%
10,048	Era Group, Inc. (a)	209,400
6,490	Natural Gas Services Group, Inc. (a)	124,738
6,742	PHI, Inc. (a)	202,799
		536,937

	Food & Staples Retailing — 0.5%
5,671	Ingles Markets, Inc., Class A	280,601

	Food Products — 1.6%
9,064	Amira Nature Foods Ltd. (a)	81,214
7,979	Calavo Growers, Inc.	410,280
13,927	Landec Corp. (a)	194,282
11,186	Omega Protein Corp. (a)	153,136
		838,912

	Gas Utilities — 0.7%
7,560	Chesapeake Utilities Corp.	382,612

	Health Care Equipment & Supplies — 2.6%
812	Atrion Corp.	280,554
11,222	Cynosure, Inc., Class A (a)	344,179
5,154	Exactech, Inc. (a)	132,097
22,618	Merit Medical Systems, Inc. (a)	435,397
6,707	SurModics, Inc. (a)	174,583
		1,366,810

	Health Care Providers & Services — 4.0%
3,076	Addus HomeCare Corp. (a)	70,809
5,564	Alliance HealthCare Services, Inc. (a)	123,410
24,421	AMN Healthcare Services, Inc. (a)	563,392
12,736	Genesis Healthcare, Inc. (a)	90,680
4,956	Landauer, Inc.	174,154
6,369	LHC Group, Inc. (a)	210,368
6,165	Providence Service (The) Corp. (a)	327,485
12,578	Triple-S Management Corp., Class B (a)	250,051
6,360	U.S. Physical Therapy, Inc.	302,100
		2,112,449

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 2.3%
12,139	Del Frisco’s Restaurant Group, Inc. (a)	$244,601
43,922	Denny’s Corp. (a)	500,711
9,520	Marcus (The) Corp.	202,681
18,028	Ruth’s Hospitality Group, Inc.	286,284
		1,234,277

	Household Durables — 2.9%
13,499	Ethan Allen Interiors, Inc.	373,112
2,853	Flexsteel Industries, Inc.	89,270
7,642	LGI Homes, Inc. (a)	127,316
11,283	Libbey, Inc.	450,305
12,707	M/I Homes, Inc. (a)	302,935
10,885	SodaStream International Ltd. (a)	220,530
		1,563,468

	Household Products — 0.2%
3,814	Orchids Paper Products Co.	102,825

	Insurance — 3.6%
9,797	AMERISAFE, Inc.	453,111
16,326	Employers Holdings, Inc.	440,639
6,681	Federated National Holding Co.	204,438
4,630	HCI Group, Inc.	212,378
8,572	United Insurance Holdings Corp.	192,870
15,559	Universal Insurance Holdings, Inc.	398,155
		1,901,591

	Internet & Catalog Retail — 0.9%
9,685	FTD Cos., Inc. (a)	289,969
10,504	PetMed Express, Inc.	173,526
		463,495

	Internet Software & Services — 2.0%
19,601	Dice Holdings, Inc. (a)	174,841
18,266	Perficient, Inc. (a)	377,924
7,588	Stamps.com, Inc. (a)	510,596
		1,063,361

	IT Services — 2.0%
4,776	Cass Information Systems, Inc.	268,125
7,387	Computer Task Group, Inc.	53,999
33,981	Global Cash Access Holdings, Inc. (a)	258,935
29,622	Lionbridge Technologies, Inc. (a)	169,438
21,592	Net 1 UEPS Technologies, Inc. (a)	295,378
		1,045,875

	Leisure Products — 0.7%
27,840	Smith & Wesson Holding Corp. (a)	354,403

	Machinery — 4.6%
4,808	Alamo Group, Inc.	303,529

Shares	Description	Value

	Machinery (Continued)
25,616	Blount International, Inc. (a)	$329,934
10,356	Columbus McKinnon Corp.	278,991
11,551	Douglas Dynamics, Inc.	263,825
6,884	Dynamic Materials Corp.	87,909
5,249	Graham Corp.	125,818
5,644	Kadant, Inc.	296,931
5,098	L.B. Foster Co., Class A	242,053
8,980	Lydall, Inc. (a)	284,845
9,827	NN, Inc.	246,461
		2,460,296

	Media — 0.8%
9,978	A. H. Belo Corp., Class A	82,119
10,740	Entercom Communications Corp., Class A (a)	130,491
22,102	Harte-Hanks, Inc.	172,396
32,510	McClatchy (The) Co., Class A (a)	59,818
		444,824

	Metals & Mining — 0.8%
10,420	Materion Corp.	400,441

	Multiline Retail — 0.6%
17,972	Fred’s, Inc., Class A	307,141

	Oil, Gas & Consumable Fuels — 2.6%
49,714	Abraxas Petroleum Corp. (a)	161,570
7,638	Crossamerica Partners, L.P. (b)	248,541
30,387	PetroQuest Energy, Inc. (a)	69,890
2,572	REX American Resources Corp. (a)	156,403
4,401	Sprague Resources, L.P. (b)	113,722
19,845	StealthGas, Inc. (a)	129,985
41,941	Teekay Tankers Ltd., Class A	240,741
6,604	TransMontaigne Partners, L.P. (b)	213,111
41,859	Warren Resources, Inc. (a)	37,255
		1,371,218

	Personal Products — 0.3%
5,815	Medifast, Inc. (a)	174,276

	Pharmaceuticals — 1.7%
30,875	Depomed, Inc. (a)	691,909
23,952	SciClone Pharmaceuticals, Inc. (a)	212,214
		904,123

	Professional Services — 4.3%
22,319	CBIZ, Inc. (a)	208,236
6,228	Franklin Covey Co. (a)	119,951
8,894	GP Strategies Corp. (a)	329,078
8,512	Heidrick & Struggles International, Inc.	209,225
10,056	ICF International, Inc. (a)	410,788

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
13,954	Kforce, Inc.	$311,314
8,456	Mistras Group, Inc. (a)	162,863
19,515	Resources Connection, Inc.	341,512
2,138	VSE Corp.	175,059
		2,268,026

	Road & Rail — 1.4%
11,414	Celadon Group, Inc.	310,689
12,295	Marten Transport Ltd.	285,244
14,546	Quality Distribution, Inc. (a)	150,260
		746,193

	Semiconductors & Semiconductor Equipment — 1.4%
16,330	Integrated Silicon Solution, Inc.	292,144
14,142	Nova Measuring Instruments Ltd. (a)	162,916
34,395	Photronics, Inc. (a)	292,357
		747,417

	Software — 1.6%
15,211	Ebix, Inc.	462,110
3,068	ePlus, Inc. (a)	266,702
12,551	Sapiens International Corp. N.V. (a)	102,918
		831,730

	Specialty Retail — 1.4%
19,144	Christopher & Banks Corp. (a)	106,440
10,702	Haverty Furniture Cos., Inc.	266,266
7,644	Kirkland’s, Inc. (a)	181,545
14,677	Stein Mart, Inc.	182,729
		736,980

	Textiles, Apparel & Luxury Goods — 0.5%
7,448	Unifi, Inc. (a)	268,798

	Thrifts & Mortgage Finance — 4.6%
4,480	BBX Capital Corp., Class A (a)	83,328
36,304	Brookline Bancorp, Inc.	364,855
15,666	Dime Community Bancshares, Inc.	252,223
10,381	HomeStreet, Inc. (a)	190,180
49,224	TrustCo Bank Corp.	338,661
26,476	United Financial Bancorp, Inc.	329,097
14,517	Walker & Dunlop, Inc. (a)	257,386
17,843	Waterstone Financial, Inc.	229,104
4,872	WSFS Financial Corp.	368,469
		2,413,303

	Trading Companies & Distributors — 0.6%
8,511	CAI International, Inc. (a)	209,115

Shares	Description	Value

	Trading Companies & Distributors (Continued)
9,083	Houston Wire & Cable Co.	$88,378
		297,493
	Water Utilities — 0.9%
5,761	Connecticut Water Service, Inc.	209,297
8,223	SJW Corp.	254,173
		463,470

	Wireless Telecommunication Services — 1.1%
11,750	Shenandoah Telecommunications Co.	366,130
11,240	Spok Holdings, Inc.	215,471
		581,601

	Total Investments — 99.9%	52,901,258
	(Cost $46,456,724) (c)
	Net Other Assets and Liabilities — 0.1%	60,918
	Net Assets — 100.0%	$52,962,176

(a)	Non-income producing security.
(b)	Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,332,724 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,888,190.

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$52,901,258	$—	$—

* See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
100,734	Lockheed Martin Corp.	$20,444,973

	Banks — 1.0%
15,971	Bank of Hawaii Corp.	977,585
79,228	F.N.B. Corp.	1,041,056
68,964	FirstMerit Corp.	1,314,454
63,052	National Penn Bancshares, Inc.	679,070
45,574	Old National Bancorp	646,695
7,020	Park National Corp.	600,631
59,867	Susquehanna Bancshares, Inc.	820,776
32,048	Trustmark Corp.	778,125
96,765	Umpqua Holdings Corp.	1,662,423
27,253	United Bankshares, Inc.	1,024,168
		9,544,983

	Capital Markets — 0.1%
34,477	Federated Investors, Inc., Class B	1,168,426

	Chemicals — 0.0%
12,955	Kronos Worldwide, Inc.	163,881

	Commercial Services & Supplies — 1.1%
132,198	R.R. Donnelley & Sons Co.	2,536,879
149,482	Waste Management, Inc.	8,106,409
		10,643,288

	Diversified Telecommunication Services — 19.4%
2,781,968	AT&T, Inc.	90,831,255
1,793,664	Verizon Communications, Inc.	87,225,880
		178,057,135

	Electric Utilities — 12.7%
18,410	ALLETE, Inc.	971,312
233,489	American Electric Power Co., Inc.	13,133,756
373,340	Duke Energy Corp.	28,665,045
98,914	Entergy Corp.	7,664,846
133,614	Eversource Energy	6,750,179
71,974	Great Plains Energy, Inc.	1,920,266
48,986	Hawaiian Electric Industries, Inc.	1,573,430
17,443	Otter Tail Corp.	561,141
124,931	Pepco Holdings, Inc.	3,351,899
52,445	Pinnacle West Capital Corp.	3,343,369
31,080	Portland General Electric Co.	1,152,757
389,113	PPL Corp.	13,097,544
532,896	Southern (The) Co.	23,596,635
24,472	UIL Holdings Corp.	1,258,350
60,894	Westar Energy, Inc.	2,360,252

Shares	Description	Value

	Electric Utilities (Continued)
221,032	Xcel Energy, Inc.	$7,694,124
		117,094,905

	Energy Equipment & Services — 1.4%
386,221	Ensco PLC, Class A	8,137,677
330,736	Noble Corp. PLC	4,722,910
		12,860,587

	Food Products — 0.1%
32,276	B&G Foods, Inc.	949,882
10,396	Cal-Maine Foods, Inc.	406,068
		1,355,950

	Gas Utilities — 0.9%
64,305	AGL Resources, Inc.	3,192,743
19,745	Laclede Group (The), Inc.	1,011,339
13,964	Northwest Natural Gas Co.	669,574
35,114	Piedmont Natural Gas Co., Inc.	1,296,058
15,804	South Jersey Industries, Inc.	857,841
20,764	WGL Holdings, Inc.	1,171,089
		8,198,644

	Hotels, Restaurants & Leisure — 0.6%
58,297	Darden Restaurants, Inc.	4,042,314
75,700	International Game Technology	1,317,937
		5,360,251

	Household Durables — 0.5%
47,788	Leggett & Platt, Inc.	2,202,549
18,260	M.D.C. Holdings, Inc.	520,410
25,460	Tupperware Brands Corp.	1,757,249
		4,480,208

	Insurance — 1.0%
61,215	Cincinnati Financial Corp.	3,261,535
9,722	Erie Indemnity Co., Class A	848,342
20,128	Mercury General Corp.	1,162,392
148,457	Old Republic International Corp.	2,217,948
16,254	OneBeacon Insurance Group Ltd., Class A	247,223
32,854	Validus Holdings Ltd.	1,383,153
		9,120,593

	IT Services — 0.7%
124,920	Paychex, Inc.	6,197,906

	Leisure Products — 0.7%
257,920	Mattel, Inc.	5,893,472

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
2,578	Sturm, Ruger & Co., Inc.	$127,946
		6,021,418

	Media — 0.4%
91,389	Cablevision Systems Corp., Class A	1,672,419
15,416	Meredith Corp.	859,750
38,649	Regal Entertainment Group, Class A	882,743

		3,414,912

	Metals & Mining — 1.8%
851,407	Freeport-McMoRan, Inc.	16,134,163

	Multi-Utilities—9.9%
49,895	Alliant Energy Corp.	3,143,385
120,457	Ameren Corp.	5,083,286
28,852	Avista Corp.	986,161
256,415	CenterPoint Energy, Inc.	5,233,430
119,829	CMS Energy Corp.	4,183,230
157,219	Consolidated Edison, Inc.	9,590,359
271,222	Dominion Resources, Inc.	19,221,503
77,069	DTE Energy Co.	6,218,698
37,995	Integrys Energy Group, Inc.	2,736,400
17,770	NorthWestern Corp.	955,848
207,492	PG&E Corp.	11,011,601
229,593	Public Service Enterprise Group, Inc.	9,624,539
70,667	SCANA Corp.	3,885,978
139,791	TECO Energy, Inc.	2,711,945
36,251	Vectren Corp.	1,600,119
98,267	Wisconsin Energy Corp.	4,864,217
		91,050,699

	Oil, Gas & Consumable Fuels — 14.2%
741,743	Chevron Corp.	77,868,180
636,699	ConocoPhillips	39,640,880
359,916	Spectra Energy Corp.	13,018,162
		130,527,222

	Paper & Forest Products — 0.1%
12,287	Schweitzer-Mauduit International, Inc.	566,676

	Pharmaceuticals — 10.5%
352,931	Eli Lilly & Co.	25,640,437
2,025,354	Pfizer, Inc.	70,462,066
		96,102,503

	Semiconductors & Semiconductor Equipment — 5.1%
1,479,330	Intel Corp.	46,258,649

Shares	Description	Value
	Semiconductors & Semiconductor Equipment (Continued)
51,685	Intersil Corp., Class A	$740,129
		46,998,778

	Software — 0.4%
126,508	CA, Inc.	4,125,426

	Specialty Retail — 0.6%
62,812	American Eagle Outfitters, Inc.	1,072,829
41,216	Guess?, Inc.	766,206
238,145	Staples, Inc.	3,878,191
		5,717,226

	Thrifts & Mortgage Finance — 1.0%
330,969	New York Community Bancorp, Inc.	5,537,111
56,220	Northwest Bancshares, Inc.	666,207
168,423	People’s United Financial, Inc.	2,560,030
23,338	Provident Financial Services, Inc.	435,254
		9,198,602

	Tobacco — 13.4%
830,533	Altria Group, Inc.	41,543,261
176,381	Lorillard, Inc.	11,526,498
784,391	Philip Morris International, Inc.	59,088,174
145,730	Reynolds American, Inc.	10,042,254
13,113	Universal Corp.	618,409
		122,818,596

	Trading Companies & Distributors — 0.1%
30,133	TAL International Group, Inc.	1,227,317

	Total Investments — 99.9%	918,595,268
	(Cost $895,693,990) (a)
	Net Other Assets and Liabilities — 0.1%	753,281
	Net Assets — 100.0%	$919,348,549

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $75,836,032 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,934,754.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$918,595,268	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.0%
99,169	Exelis, Inc.	$2,416,748
25,651	Huntington Ingalls Industries, Inc.	3,594,988
		6,011,736

	Airlines — 0.5%
38,645	Spirit Airlines, Inc. (a)	2,989,577

	Auto Components — 2.0%
154,529	Delphi Automotive PLC	12,322,142

	Automobiles — 6.9%
1,124,358	Fiat Chrysler Automobiles N.V. (a) (b)	18,338,279
639,096	General Motors Co.	23,966,100
		42,304,379

	Banks — 1.8%
289,911	Citizens Financial Group, Inc.	6,995,552
73,318	First Republic Bank	4,185,725
		11,181,277

	Biotechnology — 0.6%
18,065	Clovis Oncology, Inc. (a)	1,340,965
55,749	Intrexon Corp. (a)	2,529,332
		3,870,297

	Building Products — 0.5%
50,984	Allegion PLC	3,118,691

	Chemicals — 0.8%
122,023	Axalta Coating Systems Ltd. (a)	3,370,275
37,290	Axiall Corp.	1,750,393
		5,120,668

	Commercial Services & Supplies — 1.1%
90,886	ADT (The) Corp.	3,773,587
74,631	KAR Auction Services, Inc.	2,830,754
		6,604,341

	Communications Equipment — 1.9%
34,212	Arista Networks, Inc. (a) (b)	2,412,973
100,421	CommScope Holding Co., Inc. (a)	2,866,015
43,688	Palo Alto Networks, Inc. (a)	6,381,943
		11,660,931

	Construction Materials — 0.2%
48,993	Summit Materials, Inc., Class A (a)	1,085,195

Shares	Description	Value

	Consumer Finance — 5.0%
255,690	Ally Financial, Inc. (a)	$5,364,376
213,186	Navient Corp.	4,334,071
185,705	Santander Consumer USA Holdings, Inc.	4,297,214
60,980	Springleaf Holdings, Inc. (a)	3,156,935
442,751	Synchrony Financial (a)	13,437,493
		30,590,089

	Containers & Packaging — 0.4%
75,767	Berry Plastics Group, Inc. (a)	2,742,008

	Diversified Consumer Services — 1.0%
35,058	Bright Horizons Family Solutions, Inc. (a)	1,797,424
75,498	Houghton Mifflin Harcourt Co. (a)	1,772,693
70,943	ServiceMaster Global Holdings, Inc. (a)	2,394,326
		5,964,443

	Diversified Financial Services — 0.9%
121,228	Voya Financial, Inc.	5,226,139

	Diversified Telecommunication Services — 0.6%
129,043	Zayo Group Holdings, Inc. (a) (b)	3,608,042

	Electronic Equipment, Instruments & Components — 1.1%
91,483	CDW Corp.	3,406,827
89,452	Keysight Technologies, Inc. (a)	3,323,142
		6,729,969

	Food Products — 5.6%
315,414	Kraft Foods Group, Inc.	27,477,291
62,273	Pinnacle Foods, Inc.	2,541,361
92,628	WhiteWave Foods (The) Co. (a)	4,107,125
		34,125,777

	Gas Utilities — 0.2%
27,160	ONE Gas, Inc.	1,174,127

	Health Care Providers & Services — 3.4%
97,783	Envision Healthcare Holdings, Inc. (a)	3,749,978
223,338	HCA Holdings, Inc. (a)	16,801,718
		20,551,696

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.2%
178,084	IMS Health Holdings, Inc. (a)	$4,820,734
78,592	Inovalon Holdings, Inc., Class A (a)	2,374,264
		7,194,998

	Hotels, Restaurants & Leisure — 7.1%
125,850	Aramark	3,980,636
67,136	Bloomin’ Brands, Inc.	1,633,419
21,226	Dave & Buster’s Entertainment, Inc. (a)	646,544
55,537	Dunkin’ Brands Group, Inc.	2,641,340
522,862	Hilton Worldwide Holdings, Inc. (a)	15,487,172
69,490	La Quinta Holdings, Inc. (a)	1,645,523
17,068	Marriott Vacations Worldwide Corp.	1,383,361
121,356	Norwegian Cruise Line Holdings Ltd. (a)	6,554,438
248,149	Restaurant Brands International, Inc.	9,531,403
		43,503,836

	Internet & Catalog Retail — 1.9%
355,235	Groupon, Inc. (a)	2,561,244
71,350	Liberty Ventures, Series A (a)	2,997,414
69,100	TripAdvisor, Inc. (a)	5,747,047
		11,305,705

	Internet Software & Services — 11.5%
766,859	Facebook, Inc., Class A (a)	63,047,313
44,417	GrubHub, Inc. (a) (b)	2,016,088
53,103	Twitter, Inc. (a)	2,659,398
27,295	Zillow Group, Inc., Class A (a) (b)	2,737,688
		70,460,487

	IT Services — 1.4%
76,808	Booz Allen Hamilton Holding Corp.	2,222,824
143,428	Sabre Corp. (b)	3,485,300
77,645	Vantiv, Inc., Class A (a)	2,927,216
		8,635,340

	Life Sciences Tools & Services — 1.2%
31,769	PRA Health Sciences, Inc. (a)	916,218
66,015	Quintiles Transnational Holdings, Inc. (a)	4,421,025

Shares	Description	Value
	Life Sciences Tools & Services (Continued)
69,754	VWR Corp. (a)	$1,812,906
		7,150,149

	Machinery — 1.3%
95,613	Allison Transmission Holdings, Inc.	3,053,879
54,011	Rexnord Corp. (a)	1,441,554
96,810	Xylem, Inc.	3,390,286
		7,885,719

	Media — 2.6%
32,156	AMC Networks, Inc., Class A (a)	2,464,436
54,214	Liberty Broadband Corp., Class A (a)	3,062,006
182,142	Liberty Media Corp., Class A (a)	7,021,574
201,475	News Corp., Class A (a)	3,225,615
		15,773,631

	Multiline Retail — 0.4%
39,802	Burlington Stores, Inc. (a)	2,365,035

	Oil, Gas & Consumable Fuels — 10.9%
146,125	Antero Resources Corp. (a) (b)	5,161,135
31,278	Diamondback Energy, Inc. (a)	2,403,401
460,665	Kinder Morgan, Inc.	19,375,570
150,454	Marathon Petroleum Corp.	15,404,985
45,552	PBF Energy, Inc., Class A	1,545,124
288,611	Phillips 66	22,684,825
		66,575,040

	Personal Products — 0.8%
201,487	Coty, Inc., Class A	4,890,089

	Pharmaceuticals — 11.7%
846,398	AbbVie, Inc.	49,548,139
65,827	Catalent, Inc. (a)	2,050,511
61,854	Mallinckrodt PLC (a)	7,833,809
265,933	Zoetis, Inc.	12,310,039
		71,742,498

	Professional Services — 1.7%
196,846	Nielsen N.V.	8,773,426
36,958	TriNet Group, Inc. (a)	1,302,031
		10,075,457

	Real Estate Investment Trusts — 0.4%
72,804	Outfront Media, Inc.	2,178,296

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.6%
77,805	Realogy Holdings Corp. (a)	$3,538,571

	Road & Rail — 0.4%
86,544	Swift Transportation Co. (a)	2,251,875

	Semiconductors & Semiconductor Equipment — 2.7%
162,675	Freescale Semiconductor Ltd. (a)	6,630,633
100,266	NXP Semiconductors N.V. (a)	10,062,696
		16,693,329

	Software — 3.7%
85,438	CDK Global, Inc.	3,995,081
82,663	FireEye, Inc. (a) (b)	3,244,522
37,258	Guidewire Software, Inc. (a)	1,960,143
79,919	ServiceNow, Inc. (a)	6,296,019
64,394	Splunk, Inc. (a)	3,812,125
36,819	Tableau Software, Inc., Class A (a)	3,406,494
		22,714,384

	Specialty Retail — 1.4%
40,961	CST Brands, Inc.	1,795,321
108,491	Michaels Cos., (The), Inc. (a)	2,935,766
24,294	Murphy USA, Inc. (a)	1,758,157
21,017	Restoration Hardware Holdings, Inc. (a)	2,084,676
		8,573,920

	Textiles, Apparel & Luxury Goods — 1.1%
106,608	Michael Kors Holdings Ltd. (a)	7,009,476

	Trading Companies & Distributors — 0.5%
103,968	HD Supply Holdings, Inc. (a)	3,239,123

	Total Common Stocks — 100.0%	610,738,482
	(Cost $498,605,029)

Shares	Description	Value

	Money Market Funds — 0.9%
5,659,123	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	$5,659,123
	(Cost $5,659,123)

Principal Value
	Repurchase Agreements — 3.0%
$12,128,999	JPMorgan Chase & Co., 0.09% (c), dated 03/31/15, due 04/01/15, with a maturity value of $12,129,029. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $12,477,221. (d)	12,128,999
5,872,678	RBC Capital Markets LLC, 0.10% (c), dated 03/31/15, due 04/01/15, with a maturity value of $5,872,694. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $6,006,512. (d)	5,872,678

	Total Repurchase Agreements — 3.0%	18,001,677
	(Cost $18,001,677)

	Total Investments — 103.9%	634,399,282
	(Cost $522,265,829) (e)
	Net Other Assets and Liabilities — (3.9)%	(23,705,827)
	Net Assets — 100.0%	$610,693,455

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $22,863,017 and the total value of the collateral held by the Fund is $23,660,800.
(c)	Interest rate shown reflects yield as of March 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $120,775,034 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,641,581.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$610,738,482	$—	$—
Money Market Funds	5,659,123	—	—
Repurchase Agreements	—	18,001,677	—
Total Investments	$616,397,605	$18,001,677	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 81.4%
532,638	Alexion Pharmaceuticals, Inc. (a)	$92,306,165
1,373,289	Alkermes PLC (a)	83,729,430
954,081	Alnylam Pharmaceuticals, Inc. (a)	99,625,138
607,170	Amgen, Inc.	97,056,125
272,399	Biogen Idec, Inc. (a)	115,017,754
966,203	BioMarin Pharmaceutical, Inc. (a)	120,408,218
789,452	Celgene Corp. (a)	91,008,027
4,736,943	Celldex Therapeutics, Inc. (a) (b)	132,018,601
1,741,321	Cepheid, Inc. (a)	99,081,165
3,483,608	Exact Sciences Corp. (a) (b)	76,709,048
955,173	Gilead Sciences, Inc. (a)	93,731,127
2,848,810	Grifols SA, ADR	93,469,456
1,293,155	Incyte Corp. (a)	118,530,587
638,274	Intercept Pharmaceuticals, Inc. (a) (b)	180,006,033
1,385,487	Isis Pharmaceuticals, Inc. (a) (b)	88,213,957
886,183	Medivation, Inc. (a)	114,379,640
2,470,743	Myriad Genetics, Inc. (a) (b)	87,464,302
14,117,638	Novavax, Inc. (a)	116,752,866
12,802,214	PDL BioPharma, Inc. (b)	90,063,576
660,477	Pharmacyclics, Inc. (a)	169,049,088
235,729	Regeneron Pharmaceuticals, Inc. (a)	106,426,929
3,064,329	Seattle Genetics, Inc. (a) (b)	108,324,030
681,583	United Therapeutics Corp. (a)	117,528,765
782,839	Vertex Pharmaceuticals, Inc. (a)	92,351,517
		2,583,251,544

	Life Sciences Tools & Services — 16.4%
1,032,977	Bio-Techne Corp.	103,597,263
1,409,809	Charles River Laboratories International, Inc. (a)	111,783,756
522,580	Illumina, Inc. (a)	97,011,751
4,041,853	QIAGEN N.V. (a)	101,854,695
1,613,309	Quintiles Transnational Holdings, Inc. (a)	108,043,304
		522,290,769

Shares	Description	Value

	Pharmaceuticals — 2.2%
6,304,964	Nektar Therapeutics (a)	$69,354,604

	Total Common Stocks — 100.0%	3,174,896,917
	(Cost $2,522,836,482)

	Money Market Funds — 2.0%
62,991,428	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	62,991,428
	(Cost $62,991,428)

Principal Value
	Repurchase Agreements — 6.3%
$135,007,291	JPMorgan Chase & Co., 0.09% (c), dated 03/31/15, due 04/01/15, with a maturity value of $135,007,629. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $138,883,334. (d)	135,007,291
65,368,494	RBC Capital Markets LLC, 0.10% (c), dated 03/31/15, due 04/01/15, with a maturity value of $65,368,675. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $66,858,193. (d)	65,368,494
	Total Repurchase Agreements — 6.3%
	(Cost $200,375,785)	200,375,785

	Total Investments — 108.3%	3,438,264,130
	(Cost $2,786,203,695) (e)
	Net Other Assets and Liabilities — (8.3)%	(263,720,271)
	Net Assets — 100.0%	$3,174,543,859

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $251,785,788 and the total value of the collateral held by the Fund is $263,367,213.
(c)	Interest rate shown reflects yield as of March 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $673,228,101 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,167,666.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,174,896,917	$—	$—
Money Market Funds	62,991,428	—	—
Repurchase Agreements	—	200,375,785	—
Total Investments	$3,237,888,345	$200,375,785	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Capital Markets — 4.6%
1,961,060	E*TRADE Financial Corp. (a)	$55,998,068
1,632,684	TD Ameritrade Holding Corp.	60,833,806
		116,831,874

	Communications Equipment — 3.3%
2,387,395	Juniper Networks, Inc.	53,907,379
635,163	NETGEAR, Inc. (a)	20,884,160
1,098,065	Sonus Networks, Inc. (a)	8,652,752
		83,444,291

	Health Care Technology — 1.9%
2,316,117	Allscripts Healthcare Solutions, Inc. (a)	27,700,759
771,231	Veeva Systems, Inc., Class A (a) (b)	19,689,528
		47,390,287

	Internet & Catalog Retail — 24.1%
601,138	Amazon.com, Inc. (a)	223,683,450
639,830	Expedia, Inc.	60,227,198
4,449,152	Groupon, Inc. (a)	32,078,386
222,535	Netflix, Inc. (a)	92,728,109
124,853	Priceline Group (The), Inc. (a)	145,347,620
702,152	TripAdvisor, Inc. (a)	58,397,982
		612,462,745

	Internet Software & Services — 58.7%
964,212	Akamai Technologies, Inc. (a)	68,502,442
1,058,425	Blucora, Inc. (a)	14,458,086
789,436	Cornerstone OnDemand, Inc. (a)	22,806,806
673,405	Dealertrack Technologies, Inc. (a)	25,939,561
436,821	Demandware, Inc. (a)	26,602,399
3,008,100	EarthLink Holdings Corp.	13,355,964
2,551,991	eBay, Inc. (a)	147,198,841
1,107,344	Endurance International Group Holdings, Inc. (a) (b)	21,105,977
301,591	Equinix, Inc.	70,225,464
3,062,652	Facebook, Inc., Class A (a)	251,795,934
227,588	Google, Inc., Class A (a)	126,243,064
228,049	Google, Inc., Class C (a)	124,970,852
650,941	IAC/InterActiveCorp	43,918,989
507,187	j2 Global, Inc.	33,312,042
378,706	LinkedIn Corp., Class A (a)	94,623,481
1,320,863	LivePerson, Inc. (a)	13,519,033
2,167,800	Pandora Media, Inc. (a) (b)	35,140,038

Shares	Description	Value
	Internet Software & Services (Continued)
920,917	Rackspace Hosting, Inc. (a)	$47,510,108
583,018	TrueCar, Inc. (a) (b)	10,406,871
2,002,912	Twitter, Inc. (a)	100,305,833
575,266	United Online, Inc. (a)	9,163,987
785,220	VeriSign, Inc. (a) (b)	52,586,183
1,049,006	Web.com Group, Inc. (a)	19,878,664
2,664,031	Yahoo!, Inc. (a)	118,376,217
		1,491,946,836

	Software — 7.5%
674,608	Ebix, Inc. (b)	20,494,591
383,147	NetSuite, Inc. (a)	35,540,716
1,841,062	salesforce.com, Inc. (a)	123,001,352
1,646,173	VirnetX Holding Corp. (a) (b)	10,025,193
		189,061,852

	Total Common Stocks — 100.1%	2,541,137,885
	(Cost $2,356,963,627)

	Money Market Funds — 1.0%
25,714,306	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	25,714,306
607,267	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	607,267
	Total Money Market Funds — 1.0%	26,321,573
	(Cost $26,321,573)

Principal Value
	Repurchase Agreements — 3.2%
$55,112,559	JPMorgan Chase & Co., 0.09% (c), dated 03/31/15, due 04/01/15, with a maturity value of $55,112,697. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $56,694,834. (d)	55,112,559

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$26,684,669	RBC Capital Markets LLC, 0.10% (c), dated 03/31/15, due 04/01/15, with a maturity value of $26,684,744. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $27,292,793. (d)	$26,684,669
	Total Repurchase Agreements — 3.2%
	(Cost $81,797,228)	81,797,228

	Total Investments — 104.3%	2,649,256,686
	(Cost $2,465,082,428) (e)
	Net Other Assets and Liabilities — (4.3)%	(109,252,472)
	Net Assets — 100.0%	$2,540,004,214

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $105,416,902 and the total value of the collateral held by the Fund is $107,511,534.
(c)	Interest rate shown reflects yield as of March 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $250,349,895 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,175,637.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,541,137,885	$—	$—
Money Market Funds	26,321,573	—	—
Repurchase Agreements	—	81,797,228	—
Total Investments	$2,567,459,458	$81,797,228	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 12.3%
14,992	Boeing (The) Co.	$2,250,000
14,099	General Dynamics Corp.	1,913,657
19,963	Honeywell International, Inc.	2,082,341
10,070	Lockheed Martin Corp.	2,043,807
18,545	Raytheon Co.	2,026,041
16,881	United Technologies Corp.	1,978,453
		12,294,299

	Air Freight & Logistics — 1.7%
17,776	United Parcel Service, Inc., Class B	1,723,205

	Beverages — 3.8%
46,102	Coca-Cola (The) Co.	1,869,436
20,154	PepsiCo, Inc.	1,927,126
		3,796,562

	Capital Markets — 3.9%
37,852	Franklin Resources, Inc.	1,942,565
24,058	T. Rowe Price Group, Inc.	1,948,217
		3,890,782

	Chemicals — 3.8%
26,407	E.I. du Pont de Nemours & Co.	1,887,308
16,674	Monsanto Co.	1,876,492
		3,763,800

	Communications Equipment — 2.0%
30,613	Motorola Solutions, Inc.	2,040,969

	Diversified Financial Services — 2.2%
21,600	McGraw Hill Financial, Inc.	2,233,440

	Electrical Equipment — 1.8%
32,489	Emerson Electric Co.	1,839,527

	Food & Staples Retailing — 4.1%
14,498	Costco Wholesale Corp.	2,196,375
22,597	Wal-Mart Stores, Inc.	1,858,603
		4,054,978

	Health Care Equipment & Supplies — 5.8%
27,229	Baxter International, Inc.	1,865,186
11,265	C. R. Bard, Inc.	1,885,198
26,947	Medtronic PLC	2,101,597
		5,851,981

	Health Care Providers & Services — 2.2%
23,835	Cardinal Health, Inc.	2,151,585

Shares	Description	Value

	Hotels, Restaurants & Leisure — 4.4%
21,431	McDonald’s Corp.	$2,088,236
24,324	Starbucks Corp.	2,303,483
		4,391,719

	Household Products — 3.7%
28,346	Colgate-Palmolive Co.	1,965,512
16,665	Kimberly-Clark Corp.	1,784,988
		3,750,500

	Industrial Conglomerates — 2.0%
12,103	3M Co.	1,996,390

	Insurance — 8.1%
33,701	Aflac, Inc.	2,157,201
11,486	Everest Re Group, Ltd.	1,998,564
34,563	Marsh & McLennan Cos., Inc.	1,938,639
74,354	Progressive (The) Corp.	2,022,429
		8,116,833

	IT Services — 6.1%
22,058	Accenture PLC, Class A	2,066,614
23,185	Automatic Data Processing, Inc.	1,985,563
12,478	International Business Machines Corp.	2,002,719
		6,054,896

	Machinery — 4.0%
21,017	Illinois Tool Works, Inc.	2,041,591
19,690	Pall Corp.	1,976,679
		4,018,270

	Media — 2.2%
20,600	Walt Disney (The) Co.	2,160,734

	Oil, Gas & Consumable Fuels — 1.8%
21,518	Exxon Mobil Corp.	1,829,030

	Personal Products — 2.2%
26,418	Estee Lauder (The) Cos., Inc., Class A	2,196,921

	Pharmaceuticals — 3.9%
27,740	Eli Lilly & Co.	2,015,311
18,845	Johnson & Johnson	1,895,807
		3,911,118

	Software — 2.2%
22,688	Intuit, Inc.	2,199,828

	Specialty Retail — 8.4%
26,662	Bed Bath & Beyond, Inc. (a)	2,046,975
18,831	Home Depot (The), Inc.	2,139,390

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
28,839	Lowe’s Cos., Inc.	$2,145,333
29,374	TJX (The) Cos., Inc.	2,057,649
		8,389,347

	Textiles, Apparel & Luxury Goods — 3.6%
21,085	NIKE, Inc., Class B	2,115,458
11,530	Ralph Lauren Corp.	1,516,195
		3,631,653

	Tobacco — 3.8%
36,960	Altria Group, Inc.	1,848,739
29,017	Reynolds American, Inc.	1,999,562

		3,848,301

	Total Investments — 100.0%	100,136,668
	(Cost $91,643,302) (b)
	Net Other Assets and Liabilities — 0.0%	46,220
	Net Assets — 100.0%	$100,182,888

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,451,880 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $958,514.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$100,136,668	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.4%
105	AAR Corp.	$3,224
53	Astronics Corp. (a)	3,906
33	Cubic Corp.	1,708
56	Curtiss-Wright Corp.	4,141
41	Engility Holdings, Inc.	1,232
301	Exelis, Inc.	7,335
96	GenCorp, Inc. (a)	2,226
65	HEICO Corp.	3,970
63	Hexcel Corp.	3,240
47	Huntington Ingalls Industries, Inc.	6,587
42	L-3 Communications Holdings, Inc.	5,283
46	Lockheed Martin Corp.	9,336
24	Moog, Inc., Class A (a)	1,801
89	Northrop Grumman Corp.	14,326
121	Orbital ATK, Inc.	9,272
122	Raytheon Co.	13,329
153	Spirit AeroSystems Holdings, Inc., Class A (a)	7,988
111	TASER International, Inc. (a)	2,676
51	Teledyne Technologies, Inc. (a)	5,443
104	Textron, Inc.	4,610
20	TransDigm Group, Inc.	4,374
98	Triumph Group, Inc.	5,853
76	United Technologies Corp.	8,907
		130,767

	Air Freight & Logistics — 0.3%
59	Atlas Air Worldwide Holdings, Inc. (a)	2,538
29	Expeditors International of Washington, Inc.	1,397
25	FedEx Corp.	4,136
23	Forward Air Corp.	1,249
46	Park-Ohio Holdings Corp.	2,423
39	United Parcel Service, Inc., Class B	3,781
72	XPO Logistics, Inc. (a)	3,274
		18,798

	Airlines — 2.2%
110	Alaska Air Group, Inc.	7,280
19	Allegiant Travel Co.	3,654
409	American Airlines Group, Inc.	21,587
446	Delta Air Lines, Inc.	20,052
112	Hawaiian Holdings, Inc. (a)	2,467
416	JetBlue Airways Corp. (a)	8,008
201	Republic Airways Holdings, Inc. (a)	2,764
177	SkyWest, Inc.	2,586
518	Southwest Airlines Co.	22,947
87	Spirit Airlines, Inc. (a)	6,730

Shares	Description	Value

	Airlines (Continued)
328	United Continental Holdings, Inc. (a)	$22,058
		120,133

	Auto Components — 0.7%
26	American Axle & Manufacturing Holdings, Inc. (a)	672
68	Cooper Tire & Rubber Co.	2,913
40	Cooper-Standard Holding, Inc. (a)	2,368
182	Dana Holding Corp.	3,851
12	Dorman Products, Inc. (a)	597
23	Drew Industries, Inc.	1,415
73	Federal-Mogul Holdings Corp. (a)	972
292	Gentex Corp.	5,344
92	Goodyear Tire & Rubber (The) Co.	2,491
54	Lear Corp.	5,984
112	Remy International, Inc.	2,488
15	Standard Motor Products, Inc.	634
70	Tenneco, Inc. (a)	4,019
49	Visteon Corp. (a)	4,724
		38,472

	Automobiles — 0.7%
849	Ford Motor Co.	13,703
628	General Motors Co.	23,550
21	Thor Industries, Inc.	1,327
		38,580

	Banks — 3.4%
46	Ameris Bancorp	1,214
63	Associated Banc-Corp.	1,172
9	BancFirst Corp.	549
26	BancorpSouth, Inc.	604
46	Bank of the Ozarks, Inc.	1,699
91	BankUnited, Inc.	2,979
27	Banner Corp.	1,239
226	BB&T Corp.	8,812
82	BBCN Bancorp, Inc.	1,187
22	Berkshire Hills Bancorp, Inc.	609
44	BOK Financial Corp.	2,694
23	Cathay General Bancorp	654
27	Central Pacific Financial Corp.	620
38	Chemical Financial Corp.	1,192
110	CIT Group, Inc.	4,963
81	Citigroup, Inc.	4,173
25	City Holding Co.	1,176
16	City National Corp.	1,425
43	Columbia Banking System, Inc.	1,246
56	Comerica, Inc.	2,527
30	Commerce Bancshares, Inc.	1,270

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
15	Community Bank System, Inc.	$531
19	Cullen/Frost Bankers, Inc.	1,313
68	East West Bancorp, Inc.	2,751
132	F.N.B. Corp.	1,734
647	Fifth Third Bancorp	12,196
299	First BanCorp (a)	1,854
2	First Citizens BancShares, Inc., Class A	519
86	First Horizon National Corp.	1,229
52	First Merchants Corp.	1,224
25	First Republic Bank	1,427
209	FirstMerit Corp.	3,984
142	Fulton Financial Corp.	1,752
38	Hancock Holding Co.	1,135
54	Hanmi Financial Corp.	1,142
376	Huntington Bancshares, Inc.	4,155
14	Independent Bank Corp.	614
88	International Bancshares Corp.	2,291
210	JPMorgan Chase & Co.	12,722
632	KeyCorp	8,949
13	Lakeland Financial Corp.	528
111	National Penn Bancshares, Inc.	1,195
45	NBT Bancorp, Inc.	1,128
141	OFG Bancorp	2,301
79	Old National Bancorp	1,121
144	PNC Financial Services Group (The), Inc.	13,427
39	Popular, Inc. (a)	1,341
18	PrivateBancorp, Inc.	633
48	Prosperity Bancshares, Inc.	2,519
1,661	Regions Financial Corp.	15,696
20	Renasant Corp.	601
20	S&T Bancorp, Inc.	568
10	Signature Bank (a)	1,296
26	South State Corp.	1,778
314	SunTrust Banks, Inc.	12,902
49	Synovus Financial Corp.	1,372
111	TCF Financial Corp.	1,745
21	Tompkins Financial Corp.	1,131
72	Trustmark Corp.	1,748
49	Union Bankshares Corp.	1,088
16	United Bankshares, Inc.	601
31	United Community Banks, Inc.	585
121	Valley National Bancorp	1,142
15	Washington Trust Bancorp, Inc.	573
36	Webster Financial Corp.	1,334
80	Wells Fargo & Co.	4,352
17	WesBanco, Inc.	554
42	Western Alliance Bancorp (a)	1,245
58	Wilshire Bancorp, Inc.	578

Shares	Description	Value

	Banks (Continued)
25	Wintrust Financial Corp.	$1,192
46	Zions Bancorporation	1,242
		181,042

	Beverages — 1.1%
8	Boston Beer (The) Co., Inc., Class A (a)	2,139
179	Constellation Brands, Inc., Class A (a)	20,802
184	Dr Pepper Snapple Group, Inc.	14,440
162	Monster Beverage Corp. (a)	22,420
		59,801

	Biotechnology — 3.5%
18	ACADIA Pharmaceuticals, Inc. (a)	587
30	Acceleron Pharma, Inc. (a)	1,142
48	Achillion Pharmaceuticals, Inc. (a)	473
95	Alexion Pharmaceuticals, Inc. (a)	16,464
112	Alkermes PLC (a)	6,829
41	Alnylam Pharmaceuticals, Inc. (a)	4,281
69	AMAG Pharmaceuticals, Inc. (a)	3,772
83	Amgen, Inc.	13,268
352	Amicus Therapeutics, Inc. (a)	3,830
91	Anacor Pharmaceuticals, Inc. (a)	5,264
85	ARIAD Pharmaceuticals, Inc. (a)	700
96	BioCryst Pharmaceuticals, Inc. (a)	867
73	BioMarin Pharmaceutical, Inc. (a)	9,097
32	Bluebird Bio, Inc. (a)	3,865
157	Celgene Corp. (a)	18,099
22	Cepheid, Inc. (a)	1,252
29	Chimerix, Inc. (a)	1,093
167	Dyax Corp. (a)	2,798
46	Enanta Pharmaceuticals, Inc. (a)	1,409
43	Exact Sciences Corp. (a)	947
18	Genomic Health, Inc. (a)	550
90	Incyte Corp. (a)	8,249
35	Infinity Pharmaceuticals, Inc. (a)	489
55	Insys Therapeutics, Inc. (a)	3,197
107	Isis Pharmaceuticals, Inc. (a)	6,813
33	MacroGenics, Inc. (a)	1,035
53	Medivation, Inc. (a)	6,841
259	Merrimack Pharmaceuticals, Inc. (a)	3,077
254	MiMedx Group, Inc. (a)	2,642
52	Neurocrine Biosciences, Inc. (a)	2,065
74	Newlink Genetics Corp. (a)	4,049
395	Novavax, Inc. (a)	3,267
132	OPKO Health, Inc. (a)	1,870
193	Orexigen Therapeutics, Inc. (a)	1,511
380	PDL BioPharma, Inc.	2,673
32	Pharmacyclics, Inc. (a)	8,190
14	Receptos, Inc. (a)	2,308

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
53	Regeneron Pharmaceuticals, Inc. (a)	$23,928
77	Sangamo BioSciences, Inc. (a)	1,207
111	TG Therapeutics, Inc. (a)	1,718
30	United Therapeutics Corp. (a)	5,173
		186,889

	Building Products — 0.7%
23	A.O. Smith Corp.	1,510
26	AAON, Inc.	638
41	Apogee Enterprises, Inc.	1,771
256	Builders FirstSource, Inc. (a)	1,708
29	Fortune Brands Home & Security, Inc.	1,377
132	Griffon Corp.	2,301
55	Lennox International, Inc.	6,143
157	Masco Corp.	4,192
7	Nortek, Inc. (a)	618
184	Owens Corning	7,986
168	Ply Gem Holdings, Inc. (a)	2,184
125	Quanex Building Products Corp.	2,467
55	Trex Co., Inc. (a)	2,999
55	Universal Forest Products, Inc.	3,051
		38,945

	Capital Markets — 1.9%
66	Ameriprise Financial, Inc.	8,635
108	Bank of New York Mellon (The) Corp.	4,346
256	BGC Partners, Inc., Class A	2,419
109	E*TRADE Financial Corp. (a)	3,112
32	Eaton Vance Corp.	1,332
40	Federated Investors, Inc., Class B	1,356
317	Franklin Resources, Inc.	16,268
295	FS Investment Corp.	2,991
68	Goldman Sachs Group (The), Inc.	12,782
51	HFF, Inc., Class A	1,915
40	Interactive Brokers Group, Inc., Class A	1,361
113	Investment Technology Group, Inc. (a)	3,425
109	Janus Capital Group, Inc.	1,874
101	KCG Holdings, Inc., Class A (a)	1,238
445	Ladenburg Thalmann Financial Services, Inc. (a)	1,718
49	Legg Mason, Inc.	2,705
565	Morgan Stanley	20,165
196	New Mountain Finance Corp.	2,862
50	Piper Jaffray Cos. (a)	2,623
23	Raymond James Financial, Inc.	1,306
99	SEI Investments Co.	4,365
52	Stifel Financial Corp. (a)	2,899
75	WisdomTree Investments, Inc.	1,609
		103,306

Shares	Description	Value

	Chemicals — 3.3%
43	A. Schulman, Inc.	$2,073
30	Air Products & Chemicals, Inc.	4,538
11	Airgas, Inc.	1,167
88	Albemarle Corp.	4,650
33	Ashland, Inc.	4,201
124	Axiall Corp.	5,821
26	Balchem Corp.	1,440
150	Cabot Corp.	6,750
110	Celanese Corp., Series A	6,145
80	CF Industries Holdings, Inc.	22,694
24	Chemtura Corp. (a)	655
385	Dow Chemical (The) Co.	18,472
289	Eastman Chemical Co.	20,016
40	Innophos Holdings, Inc.	2,254
68	Innospec, Inc.	3,155
13	International Flavors & Fragrances, Inc.	1,526
42	Intrepid Potash, Inc. (a)	485
141	Kraton Performance Polymers, Inc. (a)	2,850
180	Kronos Worldwide, Inc.	2,277
25	Minerals Technologies, Inc.	1,827
7	NewMarket Corp.	3,345
103	Olin Corp.	3,300
98	OM Group, Inc.	2,943
69	PolyOne Corp.	2,577
57	PPG Industries, Inc.	12,856
13	Quaker Chemical Corp.	1,113
78	RPM International, Inc.	3,743
83	Sherwin-Williams (The) Co.	23,614
73	Stepan Co.	3,041
130	Tredegar Corp.	2,614
61	Valspar (The) Corp.	5,126
		177,268

	Commercial Services & Supplies — 1.2%
61	ABM Industries, Inc.	1,943
325	ACCO Brands Corp. (a)	2,701
145	ADT (The) Corp.	6,020
48	Brink’s (The) Co.	1,326
34	Cintas Corp.	2,775
27	Clean Harbors, Inc. (a)	1,533
36	Copart, Inc. (a)	1,353
19	Deluxe Corp.	1,316
19	Healthcare Services Group, Inc.	611
65	McGrath RentCorp	2,139
53	Multi-Color Corp.	3,675
128	Quad/Graphics, Inc.	2,941
157	R.R. Donnelley & Sons Co.	3,013
436	Republic Services, Inc.	17,684
120	Rollins, Inc.	2,968

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
33	Stericycle, Inc. (a)	$4,634
14	Team, Inc. (a)	546
19	UniFirst Corp.	2,236
55	United Stationers, Inc.	2,254
53	West Corp.	1,788
		63,456

	Communications Equipment — 1.6%
27	ADTRAN, Inc.	504
174	ARRIS Group, Inc. (a)	5,028
334	Brocade Communications Systems, Inc.	3,963
316	Cisco Systems, Inc.	8,698
115	CommScope Holding Co., Inc. (a)	3,282
45	EchoStar Corp., Class A (a)	2,328
40	F5 Networks, Inc. (a)	4,598
30	Finisar Corp. (a)	640
199	Infinera Corp. (a)	3,914
22	InterDigital, Inc.	1,116
786	Juniper Networks, Inc.	17,748
262	Motorola Solutions, Inc.	17,468
66	NETGEAR, Inc. (a)	2,170
54	Palo Alto Networks, Inc. (a)	7,888
22	Plantronics, Inc.	1,165
130	Polycom, Inc. (a)	1,742
89	Sonus Networks, Inc. (a)	701
		82,953

	Construction & Engineering — 0.7%
173	AECOM (a)	5,332
94	Aegion Corp. (a)	1,697
157	Chicago Bridge & Iron Co. N.V.	7,734
50	Dycom Industries, Inc. (a)	2,442
39	EMCOR Group, Inc.	1,812
88	Jacobs Engineering Group, Inc. (a)	3,974
104	MasTec, Inc. (a)	2,007
76	Primoris Services Corp.	1,306
232	Quanta Services, Inc. (a)	6,619
122	Tutor Perini Corp. (a)	2,849
		35,772

	Construction Materials — 0.1%
156	Headwaters, Inc. (a)	2,861
20	Vulcan Materials Co.	1,686
		4,547

	Consumer Finance — 0.9%
744	Ally Financial, Inc. (a)	15,609
213	Capital One Financial Corp.	16,789
67	Discover Financial Services	3,776

Shares	Description	Value

	Consumer Finance (Continued)
86	Green Dot Corp., Class A (a)	$1,369
122	Navient Corp.	2,480
50	Nelnet, Inc., Class A	2,366
23	PRA Group, Inc. (a)	1,249
129	SLM Corp. (a)	1,197
37	World Acceptance Corp. (a)	2,698
		47,533

	Containers & Packaging — 0.9%
59	AptarGroup, Inc.	3,748
51	Avery Dennison Corp.	2,699
58	Ball Corp.	4,097
87	Bemis Co., Inc.	4,029
387	Graphic Packaging Holding Co.	5,627
50	Greif, Inc., Class A	1,964
59	MeadWestvaco Corp.	2,942
98	Owens-Illinois, Inc. (a)	2,285
84	Packaging Corp. of America	6,568
86	Rock-Tenn Co., Class A	5,547
49	Silgan Holdings, Inc.	2,848
120	Sonoco Products Co.	5,455
		47,809

	Distributors — 0.1%
47	LKQ Corp. (a)	1,201
37	Pool Corp.	2,581
		3,782

	Diversified Consumer Services — 0.4%
155	Apollo Education Group, Inc. (a)	2,932
37	Bright Horizons Family Solutions, Inc. (a)	1,897
8	Capella Education Co.	519
49	DeVry Education Group, Inc.	1,635
8	Graham Holdings Co., Class B	8,397
13	Grand Canyon Education, Inc. (a)	563
39	H&R Block, Inc.	1,251
127	LifeLock, Inc. (a)	1,792
24	Weight Watchers International, Inc. (a)	168
		19,154

	Diversified Financial Services — 0.5%
58	Berkshire Hathaway, Inc., Class B (a)	8,371
62	CBOE Holdings, Inc.	3,559
20	Intercontinental Exchange, Inc.	4,665
8	MarketAxess Holdings, Inc.	663
82	NASDAQ OMX Group (The), Inc.	4,177
124	Voya Financial, Inc.	5,346
		26,781

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 1.1%
653	AT&T, Inc.	$21,320
35	Atlantic Tele-Network, Inc.	2,423
443	CenturyLink, Inc.	15,306
42	Consolidated Communications Holdings, Inc.	857
395	Frontier Communications Corp.	2,785
301	Iridium Communications, Inc. (a)	2,923
178	Level 3 Communications, Inc. (a)	9,583
308	Vonage Holdings Corp. (a)	1,512
		56,709

	Electric Utilities — 3.4%
42	ALLETE, Inc.	2,216
289	American Electric Power Co., Inc.	16,256
24	Cleco Corp.	1,308
158	Duke Energy Corp.	12,131
268	Edison International	16,742
58	El Paso Electric Co.	2,241
79	Empire District Electric (The) Co.	1,961
201	Entergy Corp.	15,576
82	Eversource Energy	4,143
591	Exelon Corp.	19,864
337	FirstEnergy Corp.	11,815
232	Great Plains Energy, Inc.	6,190
35	IDACORP, Inc.	2,200
98	ITC Holdings Corp.	3,668
26	MGE Energy, Inc.	1,152
124	NextEra Energy, Inc.	12,902
111	OGE Energy Corp.	3,509
57	Otter Tail Corp.	1,834
96	Pinnacle West Capital Corp.	6,120
79	PNM Resources, Inc.	2,307
62	Portland General Electric Co.	2,300
241	PPL Corp.	8,112
179	Southern (The) Co.	7,926
40	UIL Holdings Corp.	2,057
128	Westar Energy, Inc.	4,961
366	Xcel Energy, Inc.	12,740
		182,231

	Electrical Equipment — 1.0%
38	Acuity Brands, Inc.	6,390
25	AZZ, Inc.	1,165
217	Babcock & Wilcox (The) Co.	6,964
194	Eaton Corp. PLC	13,180
63	Encore Wire Corp.	2,386
85	EnerSys	5,460
16	Franklin Electric Co., Inc.	610
37	Hubbell, Inc., Class B	4,056

Shares	Description	Value

	Electrical Equipment (Continued)
52	Regal-Beloit Corp.	$4,156
126	Sensata Technologies Holding N.V. (a)	7,239
		51,606

	Electronic Equipment, Instruments & Components — 2.6%
163	Amphenol Corp., Class A	9,606
20	Anixter International, Inc. (a)	1,523
114	Arrow Electronics, Inc. (a)	6,971
153	Avnet, Inc.	6,808
209	AVX Corp.	2,982
20	Badger Meter, Inc.	1,199
67	Belden, Inc.	6,269
115	Benchmark Electronics, Inc. (a)	2,763
187	CDW Corp.	6,964
32	Cognex Corp. (a)	1,587
29	Coherent, Inc. (a)	1,884
956	Corning, Inc.	21,682
37	FARO Technologies, Inc. (a)	2,299
15	FEI Co.	1,145
41	FLIR Systems, Inc.	1,282
215	II-VI, Inc. (a)	3,969
191	Ingram Micro, Inc., Class A (a)	4,798
113	Insight Enterprises, Inc. (a)	3,223
18	IPG Photonics Corp. (a)	1,669
121	Jabil Circuit, Inc.	2,829
6	Littelfuse, Inc.	596
8	MTS Systems Corp.	605
123	Newport Corp. (a)	2,344
17	OSI Systems, Inc. (a)	1,262
71	Plexus Corp. (a)	2,895
20	Rofin-Sinar Technologies, Inc. (a)	485
14	Rogers Corp. (a)	1,151
125	Sanmina Corp. (a)	3,024
73	ScanSource, Inc. (a)	2,967
22	SYNNEX Corp.	1,700
277	TE Connectivity Ltd.	19,839
46	Tech Data Corp. (a)	2,657
207	Vishay Intertechnology, Inc.	2,861
34	Zebra Technologies Corp., Class A (a)	3,084
		136,922

	Energy Equipment & Services — 1.5%
232	Atwood Oceanics, Inc.	6,521
36	Bristow Group, Inc.	1,960
351	Cameron International Corp. (a)	15,837
180	Diamond Offshore Drilling, Inc.	4,822
90	Exterran Holdings, Inc.	3,021
396	Frank’s International N.V.	7,405
117	Hornbeck Offshore Services, Inc. (a)	2,201

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
335	National Oilwell Varco, Inc.	$16,747
307	Newpark Resources, Inc. (a)	2,797
89	Oceaneering International, Inc.	4,800
135	Oil States International, Inc. (a)	5,369
40	SEACOR Holdings, Inc. (a)	2,787
262	Superior Energy Services, Inc.	5,853
90	Tidewater, Inc.	1,723
		81,843

	Food & Staples Retailing — 0.5%
44	Andersons (The), Inc.	1,820
6	Casey’s General Stores, Inc.	541
877	Rite Aid Corp. (a)	7,621
116	Sprouts Farmers Market, Inc. (a)	4,087
181	SUPERVALU, Inc. (a)	2,105
17	United Natural Foods, Inc. (a)	1,310
102	Wal-Mart Stores, Inc.	8,389
61	Weis Markets, Inc.	3,035
		28,908

	Food Products — 1.8%
169	Archer-Daniels-Midland Co.	8,011
96	Bunge Ltd.	7,906
49	Calavo Growers, Inc.	2,519
15	Cal-Maine Foods, Inc.	586
73	Darling Ingredients, Inc. (a)	1,023
137	Flowers Foods, Inc.	3,115
113	Hain Celestial Group (The), Inc. (a)	7,238
62	Ingredion, Inc.	4,825
16	J&J Snack Foods Corp.	1,707
130	JM Smucker (The) Co.	15,045
18	McCormick & Co., Inc.	1,388
191	Pilgrim’s Pride Corp.	4,315
112	Pinnacle Foods, Inc.	4,571
2	Seaboard Corp. (a)	8,264
438	Tyson Foods, Inc., Class A	16,775
150	WhiteWave Foods (The) Co. (a)	6,651
		93,939

	Gas Utilities — 0.5%
97	AGL Resources, Inc.	4,816
71	Atmos Energy Corp.	3,926
47	Chesapeake Utilities Corp.	2,379
22	Laclede Group (The), Inc.	1,127
19	New Jersey Resources Corp.	590
35	Northwest Natural Gas Co.	1,678
57	ONE Gas, Inc.	2,464
30	Piedmont Natural Gas Co., Inc.	1,107
156	Questar Corp.	3,722

Shares	Description	Value

	Gas Utilities (Continued)
10	South Jersey Industries, Inc.	$543
38	Southwest Gas Corp.	2,211
104	UGI Corp.	3,389
11	WGL Holdings, Inc.	621
		28,573

	Health Care Equipment & Supplies — 1.6%
10	Abaxis, Inc.	641
77	ABIOMED, Inc. (a)	5,512
21	Analogic Corp.	1,909
79	C. R. Bard, Inc.	13,221
54	Cantel Medical Corp.	2,565
13	CONMED Corp.	656
16	Cooper (The) Cos., Inc.	2,999
25	DENTSPLY International, Inc.	1,272
53	DexCom, Inc. (a)	3,304
52	Edwards Lifesciences Corp. (a)	7,408
25	Globus Medical, Inc., Class A (a)	631
12	Greatbatch, Inc. (a)	694
49	Hologic, Inc. (a)	1,618
44	IDEXX Laboratories, Inc. (a)	6,797
38	Insulet Corp. (a)	1,267
11	Integra LifeSciences Holdings Corp. (a)	678
8	Intuitive Surgical, Inc. (a)	4,040
54	LDR Holding Corp. (a)	1,979
135	Merit Medical Systems, Inc. (a)	2,599
49	Natus Medical, Inc. (a)	1,934
35	Neogen Corp. (a)	1,636
62	NuVasive, Inc. (a)	2,851
131	NxStage Medical, Inc. (a)	2,266
23	ResMed, Inc.	1,651
30	Sirona Dental Systems, Inc. (a)	2,700
68	Spectranetics (The) Corp. (a)	2,364
20	STERIS Corp.	1,405
23	Teleflex, Inc.	2,779
23	Tornier NV (a)	603
15	Varian Medical Systems, Inc. (a)	1,411
22	West Pharmaceutical Services, Inc.	1,325
105	Zeltiq Aesthetics, Inc. (a)	3,237
		85,952

	Health Care Providers & Services — 3.4%
48	Acadia Healthcare Co., Inc. (a)	3,437
148	Aetna, Inc.	15,767
105	Anthem, Inc.	16,213
73	Bio-Reference Laboratories, Inc. (a)	2,573
72	Brookdale Senior Living, Inc. (a)	2,719
24	Capital Senior Living Corp. (a)	623

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
127	Centene Corp. (a)	$8,978
11	Chemed Corp.	1,313
85	Cigna Corp.	11,002
98	Community Health Systems, Inc. (a)	5,123
58	DaVita HealthCare Partners, Inc. (a)	4,714
66	Ensign Group (The), Inc.	3,093
70	ExamWorks Group, Inc. (a)	2,913
134	Hanger, Inc. (a)	3,041
299	HCA Holdings, Inc. (a)	22,494
25	IPC Healthcare, Inc. (a)	1,166
37	Laboratory Corp. of America Holdings (a)	4,665
73	LifePoint Hospitals, Inc. (a)	5,362
39	Magellan Health, Inc. (a)	2,762
106	McKesson Corp.	23,977
40	MEDNAX, Inc. (a)	2,900
47	National Healthcare Corp.	2,994
27	Patterson Cos., Inc.	1,317
59	Quest Diagnostics, Inc.	4,534
122	Select Medical Holdings Corp.	1,809
52	Surgical Care Affiliates, Inc. (a)	1,785
69	Team Health Holdings, Inc. (a)	4,037
104	Tenet Healthcare Corp. (a)	5,149
43	UnitedHealth Group, Inc.	5,087
39	Universal Health Services, Inc., Class B	4,591
135	VCA, Inc. (a)	7,401
		183,539

	Health Care Technology — 0.3%
27	athenahealth, Inc. (a)	3,224
136	Cerner Corp. (a)	9,963
40	HealthStream, Inc. (a)	1,008
71	Omnicell, Inc. (a)	2,492
		16,687

	Hotels, Restaurants & Leisure — 2.7%
3	Biglari Holdings, Inc. (a)	1,242
24	Bloomin’ Brands, Inc.	584
138	Boyd Gaming Corp. (a)	1,960
112	Brinker International, Inc.	6,895
13	Buffalo Wild Wings, Inc. (a)	2,356
194	Carnival Corp.	9,281
23	Cheesecake Factory (The), Inc.	1,135
13	Chipotle Mexican Grill, Inc. (a)	8,457
6	Churchill Downs, Inc.	690
4	Cracker Barrel Old Country Store, Inc.	609
112	Darden Restaurants, Inc.	7,766
284	Denny’s Corp. (a)	3,238
105	Diamond Resorts International, Inc. (a)	3,510

Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
17	DineEquity, Inc.	$1,819
70	Domino’s Pizza, Inc.	7,038
19	Fiesta Restaurant Group, Inc. (a)	1,159
74	International Speedway Corp., Class A	2,413
56	Interval Leisure Group, Inc.	1,468
29	Jack in the Box, Inc.	2,782
41	Life Time Fitness, Inc. (a)	2,909
225	Marriott International, Inc., Class A	18,072
56	Norwegian Cruise Line Holdings Ltd. (a)	3,025
15	Panera Bread Co., Class A (a)	2,400
52	Papa John’s International, Inc.	3,214
42	Popeyes Louisiana Kitchen, Inc. (a)	2,512
23	Red Robin Gourmet Burgers, Inc. (a)	2,001
266	Royal Caribbean Cruises Ltd.	21,772
138	Scientific Games Corp., Class A (a)	1,445
65	SeaWorld Entertainment, Inc.	1,253
61	Six Flags Entertainment Corp.	2,953
86	Sonic Corp.	2,726
134	Speedway Motorsports, Inc.	3,049
17	Texas Roadhouse, Inc.	619
13	Vail Resorts, Inc.	1,344
146	Wendy’s (The) Co.	1,591
102	Wyndham Worldwide Corp.	9,228
		144,515

	Household Durables — 1.1%
15	Cavco Industries, Inc. (a)	1,126
156	D.R. Horton, Inc.	4,443
57	Ethan Allen Interiors, Inc.	1,576
49	Harman International Industries, Inc.	6,548
9	Helen of Troy Ltd. (a)	733
22	La-Z-Boy, Inc.	618
29	Lennar Corp., Class A	1,503
74	Libbey, Inc.	2,953
66	M.D.C. Holdings, Inc.	1,881
81	Meritage Homes Corp. (a)	3,940
17	Mohawk Industries, Inc. (a)	3,158
5	NVR, Inc. (a)	6,643
184	PulteGroup, Inc.	4,090
76	Ryland Group (The), Inc.	3,704
402	Standard Pacific Corp. (a)	3,618
24	Tempur Sealy International, Inc. (a)	1,386
77	Toll Brothers, Inc. (a)	3,029
42	Tupperware Brands Corp.	2,899
45	Universal Electronics, Inc. (a)	2,540
23	Whirlpool Corp.	4,647
		61,035

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.2%
50	Church & Dwight Co., Inc.	$4,271
10	Energizer Holdings, Inc.	1,380
41	HRG Group, Inc. (a)	512
55	Spectrum Brands Holdings, Inc.	4,926
		11,089

	Independent Power and Renewable Electricity Producers — 0.3%
179	Calpine Corp. (a)	4,093
39	Dynegy, Inc. (a)	1,226
326	NRG Energy, Inc.	8,212
		13,531

	Industrial Conglomerates — 0.3%
53	3M Co.	8,742
29	Carlisle Cos., Inc.	2,686
174	General Electric Co.	4,317
23	Raven Industries, Inc.	471
		16,216

	Insurance — 5.8%
115	ACE Ltd.	12,821
215	Aflac, Inc.	13,762
14	Alleghany Corp. (a)	6,818
173	Allied World Assurance Co. Holdings AG	6,989
187	Allstate (The) Corp.	13,309
96	Ambac Financial Group, Inc. (a)	2,323
40	American Equity Investment Life Holding Co.	1,165
87	American Financial Group, Inc.	5,581
392	American International Group, Inc.	21,478
35	American National Insurance Co.	3,444
28	AMERISAFE, Inc.	1,295
70	AmTrust Financial Services, Inc.	3,989
89	Arch Capital Group Ltd. (a)	5,482
58	Argo Group International Holdings Ltd.	2,909
28	Arthur J. Gallagher & Co.	1,309
67	Aspen Insurance Holdings Ltd.	3,164
77	Assurant, Inc.	4,729
254	Assured Guaranty Ltd.	6,703
129	Axis Capital Holdings Ltd.	6,654
120	Brown & Brown, Inc.	3,973
127	Chubb (The) Corp.	12,840
51	Cincinnati Financial Corp.	2,717
230	CNO Financial Group, Inc.	3,961
125	Employers Holdings, Inc.	3,374
49	Endurance Specialty Holdings Ltd.	2,996
4	Enstar Group Ltd. (a)	568
39	Everest Re Group, Ltd.	6,786

Shares	Description	Value

	Insurance (Continued)
31	FBL Financial Group, Inc., Class A	$1,922
52	First American Financial Corp.	1,855
90	Greenlight Capital Re, Ltd., Class A (a)	2,862
33	Hanover Insurance Group (The), Inc.	2,395
105	Hartford Financial Services Group (The), Inc.	4,391
98	HCC Insurance Holdings, Inc.	5,554
53	Horace Mann Educators Corp.	1,813
23	Infinity Property & Casualty Corp.	1,887
32	Kemper Corp.	1,247
152	Lincoln National Corp.	8,734
183	Maiden Holdings Ltd.	2,714
307	MBIA, Inc. (a)	2,855
31	Mercury General Corp.	1,790
162	MetLife, Inc.	8,189
82	Montpelier Re Holdings Ltd.	3,152
9	National Western Life Insurance Co., Class A	2,289
32	Navigators Group (The), Inc. (a)	2,491
360	Old Republic International Corp.	5,378
58	PartnerRe Ltd.	6,631
65	ProAssurance Corp.	2,984
326	Progressive (The) Corp.	8,867
60	Reinsurance Group of America, Inc.	5,591
68	RenaissanceRe Holdings Ltd.	6,782
12	RLI Corp.	629
37	Safety Insurance Group, Inc.	2,211
86	Selective Insurance Group, Inc.	2,498
25	StanCorp Financial Group, Inc.	1,715
47	Stewart Information Services Corp.	1,910
102	Symetra Financial Corp.	2,393
49	Torchmark Corp.	2,691
166	Travelers (The) Cos., Inc.	17,950
59	United Fire Group, Inc.	1,874
143	Universal Insurance Holdings, Inc.	3,659
151	Unum Group	5,093
158	Validus Holdings Ltd.	6,652
103	W. R. Berkley Corp.	5,203
6	White Mountains Insurance Group Ltd.	4,107
		312,097

	Internet & Catalog Retail — 0.1%
46	Expedia, Inc.	4,330
20	HSN, Inc.	1,365
		5,695

	Internet Software & Services — 1.1%
159	Actua Corp. (a)	2,463
85	AOL, Inc. (a)	3,367

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
63	comScore, Inc. (a)	$3,225
48	Constant Contact, Inc. (a)	1,834
14	CoStar Group, Inc. (a)	2,769
12	Envestnet, Inc. (a)	673
56	Facebook, Inc., Class A (a)	4,604
38	j2 Global, Inc.	2,496
38	LinkedIn Corp., Class A (a)	9,495
42	LivePerson, Inc. (a)	430
24	LogMeIn, Inc. (a)	1,344
40	RetailMeNot, Inc. (a)	720
24	Stamps.com, Inc. (a)	1,615
21	Textura Corp. (a)	571
23	VeriSign, Inc. (a)	1,540
434	Yahoo!, Inc. (a)	19,285
		56,431

	IT Services — 3.0%
105	Automatic Data Processing, Inc.	8,992
57	Broadridge Financial Solutions, Inc.	3,136
27	CACI International, Inc., Class A (a)	2,428
167	Cognizant Technology Solutions Corp., Class A (a)	10,419
104	Computer Sciences Corp.	6,789
58	Convergys Corp.	1,326
47	CSG Systems International, Inc.	1,428
70	DST Systems, Inc.	7,750
37	EPAM Systems, Inc. (a)	2,268
32	Euronet Worldwide, Inc. (a)	1,880
61	ExlService Holdings, Inc. (a)	2,269
71	Fidelity National Information Services, Inc.	4,832
124	Fiserv, Inc. (a)	9,846
29	FleetCor Technologies, Inc. (a)	4,377
62	Gartner, Inc. (a)	5,199
139	Genpact Ltd. (a)	3,232
81	Global Payments, Inc.	7,426
43	Heartland Payment Systems, Inc.	2,014
27	International Business Machines Corp.	4,333
21	Jack Henry & Associates, Inc.	1,468
51	MasterCard, Inc., Class A	4,406
53	MAXIMUS, Inc.	3,538
105	NeuStar, Inc., Class A (a)	2,585
100	Sykes Enterprises, Inc. (a)	2,485
99	TeleTech Holdings, Inc.	2,519
90	Teradata Corp. (a)	3,973
77	Total System Services, Inc.	2,938
40	Unisys Corp. (a)	928
78	Vantiv, Inc., Class A (a)	2,941
71	VeriFone Systems, Inc. (a)	2,477

Shares	Description	Value

	IT Services (Continued)
28	Virtusa Corp. (a)	$1,159
200	Visa, Inc., Class A	13,082
147	Western Union (The) Co.	3,059
1,582	Xerox Corp.	20,329
		157,831

	Leisure Products — 0.6%
128	Brunswick Corp.	6,586
48	Hasbro, Inc.	3,035
568	Mattel, Inc.	12,979
29	Polaris Industries, Inc.	4,092
84	Sturm, Ruger & Co., Inc.	4,169
		30,861

	Life Sciences Tools & Services — 0.4%
178	Affymetrix, Inc. (a)	2,236
5	Bio-Rad Laboratories, Inc., Class A (a)	676
81	Cambrex Corp. (a)	3,210
18	Charles River Laboratories International, Inc. (a)	1,427
35	Fluidigm Corp. (a)	1,473
24	Illumina, Inc. (a)	4,455
17	Mettler-Toledo International, Inc. (a)	5,587
47	PAREXEL International Corp. (a)	3,243
12	Waters Corp. (a)	1,492
		23,799

	Machinery — 3.5%
86	Actuant Corp., Class A	2,042
146	AGCO Corp.	6,956
31	Albany International Corp., Class A	1,232
155	Allison Transmission Holdings, Inc.	4,951
30	Astec Industries, Inc.	1,286
63	Barnes Group, Inc.	2,551
86	Briggs & Stratton Corp.	1,767
48	Caterpillar, Inc.	3,841
85	Chart Industries, Inc. (a)	2,981
39	CLARCOR, Inc.	2,576
45	Crane Co.	2,809
91	Cummins, Inc.	12,616
149	Deere & Co.	13,066
34	Donaldson Co., Inc.	1,282
183	Dover Corp.	12,649
48	ESCO Technologies, Inc.	1,871
152	Federal Signal Corp.	2,400
16	Graco, Inc.	1,155
22	Greenbrier (The) Cos., Inc.	1,276
34	Hillenbrand, Inc.	1,050
32	Hyster-Yale Materials Handling, Inc.	2,345
17	IDEX Corp.	1,289

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
185	Illinois Tool Works, Inc.	$17,971
141	Joy Global, Inc.	5,524
147	Kennametal, Inc.	4,952
38	Lincoln Electric Holdings, Inc.	2,485
7	Lindsay Corp.	534
193	Meritor, Inc. (a)	2,434
53	Middleby (The) Corp. (a)	5,441
34	Mueller Industries, Inc.	1,228
172	Mueller Water Products, Inc., Class A	1,694
135	Oshkosh Corp.	6,587
129	PACCAR, Inc.	8,145
68	Parker-Hannifin Corp.	8,077
19	Snap-on, Inc.	2,794
77	SPX Corp.	6,537
15	Standex International Corp.	1,232
92	Timken (The) Co.	3,877
21	Toro (The) Co.	1,473
56	TriMas Corp. (a)	1,724
31	Valmont Industries, Inc.	3,809
190	Wabash National Corp. (a)	2,679
38	WABCO Holdings, Inc. (a)	4,669
30	Wabtec Corp.	2,850
80	Woodward, Inc.	4,081
35	Xylem, Inc.	1,226
		186,014

	Media — 1.2%
41	AMC Networks, Inc., Class A (a)	3,142
256	Cablevision Systems Corp., Class A	4,685
26	Charter Communications, Inc., Class A (a)	5,021
37	Cinemark Holdings, Inc.	1,668
602	CTC Media, Inc.	2,384
693	Cumulus Media, Inc., Class A (a)	1,712
124	Gannett Co., Inc.	4,598
86	Global Eagle Entertainment, Inc. (a)	1,145
112	Liberty Media Corp., Class A (a)	4,318
202	Live Nation Entertainment, Inc. (a)	5,096
17	Madison Square Garden (The) Co., Class A (a)	1,439
11	Meredith Corp.	613
124	New Media Investment Group, Inc.	2,967
839	News Corp., Class A (a)	13,432
11	Nexstar Broadcasting Group, Inc., Class A	629
8	Rentrak Corp. (a)	444
80	Scholastic Corp.	3,275
24	Time, Inc.	539

Shares	Description	Value

	Media (Continued)
47	Walt Disney (The) Co.	$4,930
		62,037

	Metals & Mining — 1.2%
24	Carpenter Technology Corp.	933
96	Century Aluminum Co. (a)	1,325
144	Commercial Metals Co.	2,331
939	Freeport-McMoRan, Inc.	17,794
41	Kaiser Aluminum Corp.	3,153
66	Materion Corp.	2,536
89	Nucor Corp.	4,230
107	Reliance Steel & Aluminum Co.	6,536
46	RTI International Metals, Inc. (a)	1,652
311	Southern Copper Corp.	9,075
200	Steel Dynamics, Inc.	4,020
79	TimkenSteel Corp.	2,091
197	United States Steel Corp.	4,807
58	Worthington Industries, Inc.	1,543
		62,026

	Multiline Retail — 0.8%
15	Big Lots, Inc.	720
42	Dillard’s, Inc., Class A	5,733
62	Dollar General Corp. (a)	4,674
359	Kohl’s Corp.	28,092
67	Macy’s, Inc.	4,349
81	Tuesday Morning Corp. (a)	1,304
		44,872

	Multi-Utilities—2.2%
59	Alliant Energy Corp.	3,717
114	Ameren Corp.	4,811
83	Avista Corp.	2,837
33	Black Hills Corp.	1,665
114	CMS Energy Corp.	3,980
266	Consolidated Edison, Inc.	16,226
203	DTE Energy Co.	16,380
207	NiSource, Inc.	9,141
31	NorthWestern Corp.	1,667
330	PG&E Corp.	17,513
424	Public Service Enterprise Group, Inc.	17,774
87	SCANA Corp.	4,784
193	TECO Energy, Inc.	3,744
85	Vectren Corp.	3,752
166	Wisconsin Energy Corp.	8,217
		116,208

	Oil, Gas & Consumable Fuels — 6.8%
139	Alon USA Energy, Inc.	2,303
280	Apache Corp.	16,892

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,121	Chesapeake Energy Corp.	$15,873
195	Chevron Corp.	20,471
318	ConocoPhillips	19,799
68	CVR Energy, Inc.	2,894
108	Delek US Holdings, Inc.	4,293
811	Denbury Resources, Inc.	5,912
358	Devon Energy Corp.	21,591
83	Energen Corp.	5,478
237	Exxon Mobil Corp.	20,145
297	Hess Corp.	20,157
176	HollyFrontier Corp.	7,088
311	Kinder Morgan, Inc.	13,081
775	Marathon Oil Corp.	20,235
243	Marathon Petroleum Corp.	24,881
434	Murphy Oil Corp.	20,224
243	Newfield Exploration Co. (a)	8,527
272	Occidental Petroleum Corp.	19,856
110	PBF Energy, Inc., Class A	3,731
306	Phillips 66	24,052
296	Rosetta Resources, Inc. (a)	5,038
2,898	SandRidge Energy, Inc. (a)	5,158
19	SemGroup Corp., Class A	1,545
139	Stone Energy Corp. (a)	2,041
47	Synergy Resources Corp. (a)	557
25	Targa Resources Corp.	2,395
71	Tesoro Corp.	6,482
443	Valero Energy Corp.	28,184
174	Western Refining, Inc.	8,594
84	World Fuel Services Corp.	4,828
		362,305

	Paper & Forest Products — 0.2%
47	Boise Cascade Co. (a)	1,761
34	Clearwater Paper Corp. (a)	2,220
9	Deltic Timber Corp.	596
20	KapStone Paper and Packaging Corp.	657
29	Neenah Paper, Inc.	1,814
92	P.H. Glatfelter Co.	2,533
28	Schweitzer-Mauduit International, Inc.	1,291
		10,872

	Personal Products — 0.4%
142	Coty, Inc., Class A	3,446
70	Herbalife Ltd. (a)	2,993
151	Nu Skin Enterprises, Inc., Class A	9,092
68	Revlon, Inc., Class A (a)	2,802
6	USANA Health Sciences, Inc. (a)	667
		19,000

Shares	Description	Value

	Pharmaceuticals — 1.4%
67	AbbVie, Inc.	$3,922
109	Akorn, Inc. (a)	5,178
124	Cempra, Inc. (a)	4,254
109	Depomed, Inc. (a)	2,443
45	Horizon Pharma PLC (a)	1,169
21	Hospira, Inc. (a)	1,845
24	Jazz Pharmaceuticals PLC (a)	4,147
27	Mallinckrodt PLC (a)	3,419
311	Mylan NV (a)	18,458
151	Nektar Therapeutics (a)	1,661
47	Omeros Corp. (a)	1,035
15	Pacira Pharmaceuticals, Inc. (a)	1,333
282	Pfizer, Inc.	9,811
11	Salix Pharmaceuticals Ltd. (a)	1,901
44	Tetraphase Pharmaceuticals, Inc. (a)	1,612
306	Zoetis, Inc.	14,165
		76,353

	Professional Services — 0.6%
8	Corporate Executive Board (The) Co.	639
11	Dun & Bradstreet (The) Corp.	1,412
16	Equifax, Inc.	1,488
7	Exponent, Inc.	622
15	FTI Consulting, Inc. (a)	562
9	Huron Consulting Group, Inc. (a)	595
57	ICF International, Inc. (a)	2,328
20	Korn/Ferry International	657
77	ManpowerGroup, Inc.	6,634
35	On Assignment, Inc. (a)	1,343
113	Robert Half International, Inc.	6,839
213	RPX Corp. (a)	3,065
23	Towers Watson & Co., Class A	3,040
79	TrueBlue, Inc. (a)	1,924
27	WageWorks, Inc. (a)	1,440
		32,588

	Real Estate Investment Trusts — 5.0%
55	Acadia Realty Trust	1,918
1	Alexander’s, Inc.	457
59	Alexandria Real Estate Equities, Inc.	5,784
15	American Assets Trust, Inc.	649
95	American Campus Communities, Inc.	4,073
124	American Capital Mortgage Investment Corp.	2,227
407	Annaly Capital Management, Inc.	4,233
71	Apartment Investment & Management Co., Class A	2,795
179	Apollo Commercial Real Estate Finance, Inc.	3,075

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
50	Associated Estates Realty Corp.	$1,234
81	AvalonBay Communities, Inc.	14,114
34	Boston Properties, Inc.	4,776
53	Brixmor Property Group, Inc.	1,407
191	Capstead Mortgage Corp.	2,248
73	Chambers Street Properties	575
101	Chatham Lodging Trust	2,970
63	Chesapeake Lodging Trust	2,131
2,073	Chimera Investment Corp.	6,509
52	Columbia Property Trust, Inc.	1,405
45	CoreSite Realty Corp.	2,191
109	Corrections Corp. of America	4,388
53	CubeSmart	1,280
336	CYS Investments, Inc.	2,994
33	DCT Industrial Trust, Inc.	1,144
72	DDR Corp.	1,341
79	DiamondRock Hospitality Co.	1,116
20	Digital Realty Trust, Inc.	1,319
46	Douglas Emmett, Inc.	1,371
131	Duke Realty Corp.	2,852
53	DuPont Fabros Technology, Inc.	1,732
257	Equity Commonwealth (a)	6,823
77	Equity LifeStyle Properties, Inc.	4,231
183	Equity Residential	14,248
90	Extra Space Storage, Inc.	6,081
20	Federal Realty Investment Trust	2,944
108	FelCor Lodging Trust, Inc.	1,241
29	First Industrial Realty Trust, Inc.	622
468	General Growth Properties, Inc.	13,829
76	Government Properties Income Trust	1,737
232	Health Care REIT, Inc.	17,948
21	Healthcare Realty Trust, Inc.	583
44	Healthcare Trust of America, Inc., Class A	1,226
83	Hersha Hospitality Trust	537
30	Highwoods Properties, Inc.	1,373
20	Home Properties, Inc.	1,386
127	Hospitality Properties Trust	4,190
39	Hudson Pacific Properties, Inc.	1,294
54	Inland Real Estate Corp.	577
102	Iron Mountain, Inc.	3,721
57	Kilroy Realty Corp.	4,342
105	Kimco Realty Corp.	2,819
130	LaSalle Hotel Properties	5,052
35	Liberty Property Trust	1,250
27	LTC Properties, Inc.	1,242
47	Macerich (The) Co.	3,964
61	Mack-Cali Realty Corp.	1,176

Shares	Description	Value

	Real Estate Investment Trusts (Continued)
43	Medical Properties Trust, Inc.	$634
660	MFA Financial, Inc.	5,188
18	Mid-America Apartment Communities, Inc.	1,391
25	National Health Investors, Inc.	1,775
67	National Retail Properties, Inc.	2,745
46	New Residential Investment Corp.	691
76	New York Mortgage Trust, Inc.	590
101	OMEGA Healthcare Investors, Inc.	4,098
51	Pebblebrook Hotel Trust	2,375
25	Pennsylvania Real Estate Investment Trust	581
140	Piedmont Office Realty Trust, Inc., Class A	2,605
22	Post Properties, Inc.	1,253
189	Rayonier, Inc.	5,095
83	Realty Income Corp.	4,283
30	Redwood Trust, Inc.	536
62	Regency Centers Corp.	4,219
349	Resource Capital Corp.	1,585
35	Retail Opportunity Investments Corp.	641
158	Retail Properties of America, Inc., Class A	2,533
37	Rexford Industrial Realty, Inc.	585
118	RLJ Lodging Trust	3,695
22	Ryman Hospitality Properties, Inc.	1,340
19	Sabra Health Care REIT, Inc.	630
10	Saul Centers, Inc.	572
13	Sovran Self Storage, Inc.	1,221
222	Spirit Realty Capital, Inc.	2,682
57	Starwood Property Trust, Inc.	1,385
133	Strategic Hotels & Resorts, Inc. (a)	1,653
188	Summit Hotel Properties, Inc.	2,645
10	Sun Communities, Inc.	667
35	Sunstone Hotel Investors, Inc.	584
36	Tanger Factory Outlet Centers, Inc.	1,266
526	Two Harbors Investment Corp.	5,586
43	UDR, Inc.	1,463
122	Ventas, Inc.	8,908
38	Weingarten Realty Investors	1,367
		267,811

	Real Estate Management & Development — 0.7%
640	CBRE Group, Inc., Class A (a)	24,774
44	Jones Lang LaSalle, Inc.	7,498
89	Realogy Holdings Corp. (a)	4,048
		36,320

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.1%
9	AMERCO	$2,974
63	ArcBest Corp.	2,387
99	Avis Budget Group, Inc. (a)	5,842
36	Con-way, Inc.	1,589
121	CSX Corp.	4,008
87	Heartland Express, Inc.	2,067
62	J.B. Hunt Transport Services, Inc.	5,294
69	Knight Transportation, Inc.	2,225
107	Marten Transport Ltd.	2,482
85	Old Dominion Freight Line, Inc. (a)	6,571
100	Roadrunner Transportation Systems, Inc. (a)	2,527
28	Ryder System, Inc.	2,657
42	Saia, Inc. (a)	1,861
102	Swift Transportation Co. (a)	2,654
110	Union Pacific Corp.	11,914
56	Werner Enterprises, Inc.	1,759
		58,811

	Semiconductors & Semiconductor Equipment — 3.3%
99	Advanced Energy Industries, Inc. (a)	2,540
46	Ambarella, Inc. (a)	3,483
705	Applied Materials, Inc.	15,905
101	Broadcom Corp., Class A	4,373
12	Cabot Microelectronics Corp. (a)	600
38	Cavium, Inc. (a)	2,691
99	Cirrus Logic, Inc. (a)	3,293
82	Cree, Inc. (a)	2,910
123	Cypress Semiconductor Corp.	1,736
21	Diodes, Inc. (a)	600
89	Entegris, Inc. (a)	1,218
104	Fairchild Semiconductor International, Inc. (a)	1,891
209	Freescale Semiconductor Ltd. (a)	8,519
159	Inphi Corp. (a)	2,835
120	Integrated Device Technology, Inc. (a)	2,402
242	Intel Corp.	7,567
221	Lam Research Corp.	15,522
93	M/A-COM Technology Solutions Holdings, Inc. (a)	3,465
455	Marvell Technology Group Ltd.	6,688
83	Maxim Integrated Products, Inc.	2,889
162	Micrel, Inc.	2,443
377	Micron Technology, Inc. (a)	10,228
48	MKS Instruments, Inc.	1,623
35	Monolithic Power Systems, Inc.	1,843
438	NVIDIA Corp.	9,165
113	OmniVision Technologies, Inc. (a)	2,980
521	ON Semiconductor Corp. (a)	6,309

Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
192	PMC-Sierra, Inc. (a)	$1,782
302	Skyworks Solutions, Inc.	29,684
135	SunEdison, Inc. (a)	3,240
333	Teradyne, Inc.	6,277
82	Tessera Technologies, Inc.	3,303
82	Texas Instruments, Inc.	4,689
		174,693

	Software — 2.9%
29	ACI Worldwide, Inc. (a)	628
27	Blackbaud, Inc.	1,279
576	CA, Inc.	18,783
72	Callidus Software, Inc. (a)	913
466	Electronic Arts, Inc. (a)	27,408
44	Ellie Mae, Inc. (a)	2,434
37	FactSet Research Systems, Inc.	5,890
32	Fair Isaac Corp.	2,839
215	Fortinet, Inc. (a)	7,514
12	Guidewire Software, Inc. (a)	631
57	Manhattan Associates, Inc. (a)	2,885
80	Mentor Graphics Corp.	1,922
11	MicroStrategy, Inc., Class A (a)	1,861
48	NetSuite, Inc. (a)	4,453
98	Oracle Corp.	4,229
22	Progress Software Corp. (a)	598
61	Proofpoint, Inc. (a)	3,613
57	Qlik Technologies, Inc. (a)	1,774
77	Qualys, Inc. (a)	3,579
254	Red Hat, Inc. (a)	19,241
58	ServiceNow, Inc. (a)	4,569
132	SolarWinds, Inc. (a)	6,764
22	Splunk, Inc. (a)	1,302
90	SS&C Technologies Holdings, Inc.	5,607
343	Symantec Corp.	8,014
28	Synchronoss Technologies, Inc. (a)	1,329
91	Synopsys, Inc. (a)	4,215
21	Tableau Software, Inc., Class A (a)	1,943
105	Take-Two Interactive Software, Inc. (a)	2,673
36	Tyler Technologies, Inc. (a)	4,339
104	VASCO Data Security International, Inc. (a)	2,240
10	Verint Systems, Inc. (a)	619
		156,088

	Specialty Retail — 4.2%
96	Aaron’s, Inc.	2,718
82	Abercrombie & Fitch Co., Class A	1,807
41	Advance Auto Parts, Inc.	6,137
48	ANN, Inc. (a)	1,969

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
39	Asbury Automotive Group, Inc. (a)	$3,241
233	Ascena Retail Group, Inc. (a)	3,381
22	AutoNation, Inc. (a)	1,415
76	Barnes & Noble, Inc. (a)	1,805
230	Bed Bath & Beyond, Inc. (a)	17,658
451	Best Buy Co., Inc.	17,043
36	Brown Shoe Co., Inc.	1,181
23	Buckle (The), Inc.	1,175
50	Cabela’s, Inc. (a)	2,799
28	Cato (The) Corp., Class A	1,109
108	Chico’s FAS, Inc.	1,911
41	Children’s Place (The), Inc.	2,632
63	Conn’s, Inc. (a)	1,908
13	CST Brands, Inc.	570
80	Dick’s Sporting Goods, Inc.	4,559
160	Express, Inc. (a)	2,645
96	Finish Line (The), Inc., Class A	2,354
94	Foot Locker, Inc.	5,922
105	Francesca’s Holdings Corp. (a)	1,869
195	GameStop Corp., Class A	7,402
417	Gap (The), Inc.	18,069
23	Genesco, Inc. (a)	1,638
56	GNC Holdings, Inc., Class A	2,748
139	Guess?, Inc.	2,584
24	Hibbett Sports, Inc. (a)	1,177
259	L Brands, Inc.	24,421
20	Lithia Motors, Inc., Class A	1,988
30	Mattress Firm Holding Corp. (a)	2,089
10	Monro Muffler Brake, Inc.	650
25	Murphy USA, Inc. (a)	1,809
114	O’Reilly Automotive, Inc. (a)	24,651
342	Office Depot, Inc. (a)	3,146
8	Outerwall, Inc.	529
54	Penske Automotive Group, Inc.	2,780
114	Pier 1 Imports, Inc.	1,594
81	Rent-A-Center, Inc.	2,223
69	Restoration Hardware Holdings, Inc. (a)	6,844
43	Sally Beauty Holdings, Inc. (a)	1,478
22	Select Comfort Corp. (a)	758
50	Signet Jewelers Ltd.	6,940
65	Sonic Automotive, Inc., Class A	1,619
364	Staples, Inc.	5,928
150	Urban Outfitters, Inc. (a)	6,848
24	Vitamin Shoppe, Inc. (a)	989
70	Williams-Sonoma, Inc.	5,580
45	Zumiez, Inc. (a)	1,811
		226,101

Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 1.4%
159	Apple, Inc.	$19,784
148	EMC Corp.	3,783
437	Hewlett-Packard Co.	13,617
159	Lexmark International, Inc., Class A	6,732
135	NCR Corp. (a)	3,984
198	Seagate Technology PLC	10,302
84	Super Micro Computer, Inc. (a)	2,790
158	Western Digital Corp.	14,379
		75,371

	Textiles, Apparel & Luxury Goods — 1.5%
140	Coach, Inc.	5,800
53	Columbia Sportswear Co.	3,228
29	Deckers Outdoor Corp. (a)	2,113
36	Fossil Group, Inc. (a)	2,968
29	G-III Apparel Group Ltd. (a)	3,267
472	Hanesbrands, Inc.	15,817
137	NIKE, Inc., Class B	13,745
11	Oxford Industries, Inc.	830
24	Ralph Lauren Corp.	3,156
42	Skechers U.S.A., Inc., Class A (a)	3,020
37	Steven Madden Ltd. (a)	1,406
49	Tumi Holdings, Inc. (a)	1,198
129	Under Armour, Inc., Class A (a)	10,417
29	Vera Bradley, Inc. (a)	471
176	VF Corp.	13,255
		80,691

	Thrifts & Mortgage Finance — 0.5%
88	Astoria Financial Corp.	1,140
117	Brookline Bancorp, Inc.	1,176
68	Essent Group Ltd. (a)	1,626
61	EverBank Financial Corp.	1,100
149	Flagstar Bancorp, Inc. (a)	2,162
165	New York Community Bancorp, Inc.	2,760
47	Northwest Bancshares, Inc.	557
349	Ocwen Financial Corp. (a)	2,879
38	Oritani Financial Corp.	553
174	People’s United Financial, Inc.	2,645
65	Provident Financial Services, Inc.	1,212
175	Radian Group, Inc.	2,938
81	TrustCo Bank Corp. NY	557
79	Washington Federal, Inc.	1,723
15	WSFS Financial Corp.	1,134
		24,162

	Tobacco — 0.1%
66	Universal Corp.	3,113

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
82	Vector Group Ltd.	$1,801
		4,914

	Trading Companies & Distributors — 0.5%
38	Air Lease Corp.	1,434
137	Aircastle Ltd.	3,077
38	Applied Industrial Technologies, Inc.	1,723
42	Beacon Roofing Supply, Inc. (a)	1,315
46	DXP Enterprises, Inc. (a)	2,028
134	HD Supply Holdings, Inc. (a)	4,175
44	Kaman Corp.	1,867
155	MRC Global, Inc. (a)	1,837
32	MSC Industrial Direct Co., Inc., Class A	2,310
18	Rush Enterprises, Inc., Class A (a)	493
54	TAL International Group, Inc.	2,199
69	WESCO International, Inc. (a)	4,822
		27,280

	Transportation Infrastructure — 0.0%
168	Wesco Aircraft Holdings, Inc. (a)	2,574

	Water Utilities — 0.1%
31	American States Water Co.	1,237
49	American Water Works Co., Inc.	2,656
48	California Water Service Group	1,176
		5,069

	Wireless Telecommunication Services — 0.3%
37	Shenandoah Telecommunications Co.	1,153
93	Telephone & Data Systems, Inc.	2,316
326	T-Mobile US, Inc. (a)	10,331
59	United States Cellular Corp. (a)	2,107
		15,907

	Total Investments — 99.8%	5,333,864
	(Cost $5,161,148) (b)
	Net Other Assets and Liabilities — 0.2%	8,156
	Net Assets — 100.0%	$5,342,020

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $358,701 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $185,985.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$5,333,864	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.0%
40,884	Boeing (The) Co.	$6,135,871
45,978	General Dynamics Corp.	6,240,594
48,934	L-3 Communications Holdings, Inc.	6,155,408
30,787	Lockheed Martin Corp.	6,248,529
55,607	Raytheon Co.	6,075,065
52,640	United Technologies Corp.	6,169,408
		37,024,875

	Air Freight & Logistics — 1.0%
82,485	C.H. Robinson Worldwide, Inc.	6,039,552
62,549	United Parcel Service, Inc., Class B	6,063,500
		12,103,052

	Automobiles — 0.5%
181,032	Honda Motor Co., Ltd., ADR	5,930,608

	Banks — 5.0%
102,182	Bank of Montreal	6,127,854
122,594	Bank of Nova Scotia	6,157,896
102,923	BOK Financial Corp.	6,300,946
83,948	Canadian Imperial Bank of Commerce	6,086,230
146,618	Commerce Bancshares, Inc.	6,204,874
89,710	Cullen/Frost Bankers, Inc.	6,197,167
49,065	M&T Bank Corp.	6,231,255
65,686	PNC Financial Services Group (The), Inc.	6,124,563
101,799	Royal Bank of Canada	6,144,588
144,315	Toronto-Dominion (The) Bank	6,183,898
		61,759,271

	Beverages — 3.0%
50,656	Anheuser-Busch InBev N.V., ADR	6,175,473
153,801	Coca-Cola (The) Co.	6,236,630
54,165	Diageo PLC, ADR	5,989,024
80,716	Dr Pepper Snapple Group, Inc.	6,334,592
84,722	Molson Coors Brewing Co., Class B	6,307,553
65,179	PepsiCo, Inc.	6,232,416
		37,275,688

	Capital Markets — 0.5%
74,999	T. Rowe Price Group, Inc.	6,073,419

	Chemicals — 2.0%
41,131	Air Products & Chemicals, Inc.	6,222,298
59,324	Airgas, Inc.	6,294,870
83,948	E.I. du Pont de Nemours & Co.	5,999,763
51,217	Praxair, Inc.	6,183,940
		24,700,871

Shares	Description	Value

	Commercial Services & Supplies — 1.5%
184,779	Healthcare Services Group, Inc.	$5,936,949
150,214	Republic Services, Inc.	6,092,680
113,755	Waste Management, Inc.	6,168,934
		18,198,563

	Communications Equipment — 2.1%
219,940	Cisco Systems, Inc.	6,053,848
85,710	Harris Corp.	6,750,520
93,918	Motorola Solutions, Inc.	6,261,513
89,165	QUALCOMM, Inc.	6,182,701
		25,248,582

	Containers & Packaging — 1.0%
133,378	Bemis Co., Inc.	6,176,735
137,942	Sonoco Products Co.	6,270,843
		12,447,578

	Distributors — 0.5%
65,356	Genuine Parts Co.	6,090,526

	Diversified Telecommunication Services — 1.5%
187,722	AT&T, Inc.	6,129,123
186,101	TELUS Corp.	6,185,997
125,854	Verizon Communications, Inc.	6,120,280
		18,435,400

	Electric Utilities — 9.6%
116,534	ALLETE, Inc.	6,148,334
107,806	American Electric Power Co., Inc.	6,064,087
114,359	Cleco Corp.	6,234,853
81,346	Duke Energy Corp.	6,245,746
97,282	Edison International	6,077,206
163,373	El Paso Electric Co.	6,312,733
245,671	Empire District Electric (The) Co.	6,097,554
121,380	Eversource Energy	6,132,118
189,143	Hawaiian Electric Industries, Inc.	6,075,273
99,656	IDACORP, Inc.	6,265,373
141,312	MGE Energy, Inc.	6,262,948
59,083	NextEra Energy, Inc.	6,147,586
193,478	OGE Energy Corp.	6,115,840
96,381	Pinnacle West Capital Corp.	6,144,289
168,032	Portland General Electric Co.	6,232,307
138,309	Southern (The) Co.	6,124,322
125,374	UIL Holdings Corp.	6,446,731
160,933	Westar Energy, Inc.	6,237,763

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
178,497	Xcel Energy, Inc.	$6,213,480
		117,578,543

	Electrical Equipment — 1.5%
91,793	Eaton Corp. PLC	6,236,416
109,738	Emerson Electric Co.	6,213,366
56,512	Hubbell, Inc., Class B	6,194,845
		18,644,627

	Energy Equipment & Services — 0.5%
76,188	Schlumberger Ltd.	6,357,127

	Food & Staples Retailing — 1.5%
161,599	Sysco Corp.	6,097,130
74,990	Wal-Mart Stores, Inc.	6,167,928
122,691	Weis Markets, Inc.	6,105,104
		18,370,162

	Food Products — 5.4%
132,557	Archer-Daniels-Midland Co.	6,283,202
136,735	Campbell Soup Co.	6,365,014
178,243	ConAgra Foods, Inc.	6,511,217
116,253	General Mills, Inc.	6,579,920
61,375	Hershey (The) Co.	6,193,351
55,096	JM Smucker (The) Co.	6,376,260
97,692	Kellogg Co.	6,442,787
100,570	Kraft Foods Group, Inc.	8,761,156
85,347	McCormick & Co., Inc.	6,581,107
144,315	Unilever PLC, ADR	6,019,379
		66,113,393

	Gas Utilities — 5.1%
125,425	AGL Resources, Inc.	6,227,351
112,708	Atmos Energy Corp.	6,232,752
120,769	Laclede Group (The), Inc.	6,185,788
200,816	New Jersey Resources Corp.	6,237,345
130,945	Northwest Natural Gas Co.	6,278,813
169,261	Piedmont Natural Gas Co., Inc.	6,247,424
262,275	Questar Corp.	6,257,882
113,651	South Jersey Industries, Inc.	6,168,976
186,601	UGI Corp.	6,081,327
112,101	WGL Holdings, Inc.	6,322,496
		62,240,154

	Health Care Equipment & Supplies — 1.0%
131,608	Abbott Laboratories	6,097,399
90,753	Baxter International, Inc.	6,216,580
		12,313,979

Shares	Description	Value

	Health Care Providers & Services — 0.5%
181,875	Owens & Minor, Inc.	$6,154,650

	Hotels, Restaurants & Leisure — 1.0%
63,348	McDonald’s Corp.	6,172,629
78,812	Yum! Brands, Inc.	6,204,081
		12,376,710

	Household Durables — 0.5%
134,933	Leggett & Platt, Inc.	6,219,062

	Household Products — 2.0%
55,815	Clorox (The) Co.	6,161,418
89,032	Colgate-Palmolive Co.	6,173,479
57,321	Kimberly-Clark Corp.	6,139,652
73,620	Procter & Gamble (The) Co.	6,032,423
		24,506,972

	Industrial Conglomerates — 0.5%
37,605	3M Co.	6,202,945

	Insurance — 7.5%
55,024	ACE Ltd.	6,134,626
131,802	Arthur J. Gallagher & Co.	6,161,743
121,192	Axis Capital Holdings Ltd.	6,251,083
60,802	Chubb (The) Corp.	6,147,082
114,652	Cincinnati Financial Corp.	6,108,659
97,357	Endurance Specialty Holdings Ltd.	5,952,407
68,676	Erie Indemnity Co., Class A	5,992,668
35,009	Everest Re Group, Ltd.	6,091,566
86,255	Hanover Insurance Group (The), Inc.	6,260,388
108,575	HCC Insurance Holdings, Inc.	6,152,945
107,955	Mercury General Corp.	6,234,401
55,360	PartnerRe Ltd.	6,329,309
225,701	Progressive (The) Corp.	6,139,067
56,991	Travelers (The) Cos., Inc.	6,162,437
127,472	Willis Group Holdings PLC	6,141,601
		92,259,982

	IT Services — 2.0%
68,248	Accenture PLC, Class A	6,394,155
71,559	Automatic Data Processing, Inc.	6,128,313
37,949	International Business Machines Corp.	6,090,815
121,877	Paychex, Inc.	6,046,927
		24,660,210

	Leisure Products — 1.0%
101,782	Hasbro, Inc.	6,436,694

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
258,370	Mattel, Inc.	$5,903,754
		12,340,448

	Machinery — 2.5%
77,043	Caterpillar, Inc.	6,165,751
69,889	Deere & Co.	6,128,567
89,982	Dover Corp.	6,219,556
52,482	Parker-Hannifin Corp.	6,233,812
65,084	Stanley Black & Decker, Inc.	6,206,410
		30,954,096

	Media — 2.0%
79,615	Omnicom Group, Inc.	6,208,378
274,611	Shaw Communications, Inc., Class B	6,159,525
153,915	Thomson Reuters Corp.	6,242,792
53,219	WPP PLC, ADR	6,054,725
		24,665,420

	Multiline Retail — 1.0%
82,638	Kohl’s Corp.	6,466,423
76,910	Target Corp.	6,312,004
		12,778,427

	Multi-Utilities—8.0%
98,492	Alliant Energy Corp.	6,204,996
147,310	Ameren Corp.	6,216,482
182,566	Avista Corp.	6,240,106
298,776	CenterPoint Energy, Inc.	6,098,018
174,948	CMS Energy Corp.	6,107,435
101,534	Consolidated Edison, Inc.	6,193,574
86,529	Dominion Resources, Inc.	6,132,310
76,759	DTE Energy Co.	6,193,684
84,413	Integrys Energy Group, Inc.	6,079,424
283,072	MDU Resources Group, Inc.	6,040,756
147,171	Public Service Enterprise Group, Inc.	6,169,408
111,641	SCANA Corp.	6,139,139
56,015	Sempra Energy	6,106,755
311,902	TECO Energy, Inc.	6,050,899
140,014	Vectren Corp.	6,180,218
124,525	Wisconsin Energy Corp.	6,163,988
		98,317,192

	Oil, Gas & Consumable Fuels — 5.5%
58,982	Chevron Corp.	6,191,931
98,804	ConocoPhillips	6,151,537
128,972	Enbridge, Inc.	6,255,142
73,129	Exxon Mobil Corp.	6,215,965

Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
148,219	Kinder Morgan, Inc.	$6,234,091
85,745	Occidental Petroleum Corp.	6,259,385
153,123	ONEOK Partners, L.P. (a)	6,253,543
193,538	Pembina Pipeline Corp.	6,127,413
94,686	Royal Dutch Shell PLC, Class B, ADR	5,936,812
122,044	Total S.A., ADR	6,060,705
141,120	TransCanada Corp.	6,028,647
		67,715,171

	Pharmaceuticals — 4.9%
103,297	AbbVie, Inc.	6,047,006
86,505	AstraZeneca PLC, ADR	5,919,537
92,445	Bristol-Myers Squibb Co.	5,962,702
81,815	Eli Lilly & Co.	5,943,860
129,159	GlaxoSmithKline PLC, ADR	5,960,688
60,666	Johnson & Johnson	6,103,000
106,375	Merck & Co., Inc.	6,114,435
61,034	Novartis AG, ADR	6,018,563
178,243	Pfizer, Inc.	6,201,074
122,546	Sanofi, ADR	6,058,674
		60,329,539

	Professional Services — 0.5%
143,125	Nielsen N.V.	6,379,081

	Real Estate Investment Trusts — 2.0%
41,574	Federal Realty Investment Trust	6,120,109
30,996	Public Storage	6,110,551
116,862	Realty Income Corp.	6,030,079
31,626	Simon Property Group, Inc.	6,187,311
		24,448,050

	Road & Rail — 0.5%
58,628	Norfolk Southern Corp.	6,033,994

	Semiconductors & Semiconductor Equipment — 2.5%
103,434	Analog Devices, Inc.	6,516,342
200,237	Intel Corp.	6,261,411
124,018	Microchip Technology, Inc.	6,064,480
106,502	Texas Instruments, Inc.	6,090,317
150,703	Xilinx, Inc.	6,374,737
		31,307,287

	Software — 1.5%
189,029	CA, Inc.	6,164,236
145,780	Microsoft Corp.	5,926,686

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
85,347	SAP SE, ADR	$6,159,493
		18,250,415

	Specialty Retail — 1.0%
143,783	Gap (The), Inc.	6,230,117
53,824	Home Depot (The), Inc.	6,114,945
		12,345,062

	Technology Hardware, Storage & Peripherals — 0.5%
174,850	CANON, Inc., ADR	6,184,444

	Thrifts & Mortgage Finance — 1.0%
495,826	Capitol Federal Financial, Inc.	6,197,825
410,339	People’s United Financial, Inc.	6,237,153
		12,434,978

	Tobacco — 2.4%
121,027	Altria Group, Inc.	6,053,771
56,665	British American Tobacco PLC, ADR	5,880,127
91,444	Lorillard, Inc.	5,975,865
78,229	Philip Morris International, Inc.	5,892,991
87,352	Reynolds American, Inc.	6,019,426
		29,822,180

	Trading Companies & Distributors — 1.5%
147,972	Fastenal Co.	6,131,220
85,851	MSC Industrial Direct Co., Inc., Class A	6,198,442
50,607	Watsco, Inc.	6,361,300
		18,690,962

	Water Utilities — 1.0%
151,562	American States Water Co.	6,045,808
233,199	Aqua America, Inc.	6,144,794
		12,190,602

	Wireless Telecommunication Services — 0.5%
184,398	Vodafone Group PLC, ADR	6,026,127

	Total Investments — 100.0%	1,230,500,424
	(Cost $1,118,067,845) (b)
	Net Other Assets and Liabilities — 0.0%	539,647
	Net Assets — 100.0%	$1,231,040,071

(a)	Master Limited Partnership (“MLP”).
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $128,619,301 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,186,722.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,230,500,424	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
6,603	Honeywell International, Inc.	$688,759
5,179	Huntington Ingalls Industries, Inc.	725,837
		1,414,596

	Air Freight & Logistics — 2.2%
4,036	FedEx Corp.	667,756
13,224	Park-Ohio Holdings Corp.	696,508
		1,364,264

	Airlines — 3.7%
12,636	Alaska Air Group, Inc.	836,250
12,207	Delta Air Lines, Inc.	548,827
13,631	United Continental Holdings, Inc. (a)	916,685
		2,301,762

	Auto Components — 8.3%
11,516	BorgWarner, Inc.	696,488
8,593	Delphi Automotive PLC	685,206
16,161	Gentherm, Inc. (a)	816,292
11,106	Johnson Controls, Inc.	560,187
5,528	Lear Corp.	612,613
10,861	Magna International, Inc.	582,801
16,656	Standard Motor Products, Inc.	703,882
9,779	Tenneco, Inc. (a)	561,510
		5,218,979

	Biotechnology — 0.9%
5,730	Gilead Sciences, Inc. (a)	562,285

	Capital Markets — 0.9%
4,444	Ameriprise Financial, Inc.	581,453

	Chemicals — 6.9%
8,049	Celanese Corp., Series A	449,617
13,738	Dow Chemical (The) Co.	659,149
6,708	Eastman Chemical Co.	464,596
5,914	Ecolab, Inc.	676,443
9,851	Minerals Technologies, Inc.	720,108
16,630	PolyOne Corp.	621,131
10,486	Westlake Chemical Corp.	754,363
		4,345,407

	Commercial Services & Supplies — 1.1%
13,794	Waste Connections, Inc.	664,043

	Communications Equipment — 0.9%
11,080	EchoStar Corp., Class A (a)	573,058

	Construction & Engineering — 1.8%
9,344	Chicago Bridge & Iron Co. N.V.	460,285

Shares	Description	Value

	Construction & Engineering (Continued)
14,090	Dycom Industries, Inc. (a)	$688,156
		1,148,441

	Construction Materials — 1.1%
8,650	Eagle Materials, Inc.	722,794

	Containers & Packaging — 0.9%
39,319	Graphic Packaging Holding Co.	571,698

	Electronic Equipment, Instruments & Components — 6.6%
10,062	Arrow Electronics, Inc. (a)	615,291
38,606	CTS Corp.	694,522
25,850	PC Connection, Inc.	674,427
36,867	Sanmina Corp. (a)	891,813
8,528	SYNNEX Corp.	658,788
8,392	TE Connectivity Ltd.	601,035
		4,135,876

	Food & Staples Retailing — 2.6%
7,770	Casey’s General Stores, Inc.	700,077
12,041	Kroger (The) Co.	923,063
		1,623,140

	Food Products — 3.5%
16,532	Cal-Maine Foods, Inc.	645,740
21,712	Pilgrim’s Pride Corp.	490,474
6,333	Sanderson Farms, Inc.	504,423
14,752	Tyson Foods, Inc., Class A	565,002
		2,205,639

	Health Care Equipment & Supplies — 1.1%
12,253	Greatbatch, Inc. (a)	708,836

	Health Care Providers & Services — 5.2%
12,595	Community Health Systems, Inc. (a)	658,467
9,949	HCA Holdings, Inc. (a)	748,463
8,434	LifePoint Hospitals, Inc. (a)	619,477
13,784	Tenet Healthcare Corp. (a)	682,446
4,935	Universal Health Services, Inc., Class B	580,899
		3,289,752

	Hotels, Restaurants & Leisure — 1.1%
11,256	Brinker International, Inc.	692,919

	Insurance — 4.1%
6,951	Aon PLC	668,130
3,199	Everest Re Group, Ltd.	556,626

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,387	Reinsurance Group of America, Inc.	$688,395
20,304	Unum Group	684,854
		2,598,005

	IT Services — 1.1%
6,389	DST Systems, Inc.	707,326

	Life Sciences Tools & Services — 2.0%
12,806	PerkinElmer, Inc.	654,899
4,586	Thermo Fisher Scientific, Inc.	616,083
		1,270,982

	Machinery — 11.3%
18,597	Allison Transmission Holdings, Inc.	593,988
11,610	American Railcar Industries, Inc.	577,365
4,977	Cummins, Inc.	690,011
12,980	Greenbrier (The) Cos., Inc.	752,840
15,692	ITT Corp.	626,268
14,436	Kadant, Inc.	759,478
9,370	PACCAR, Inc.	591,622
5,786	Parker-Hannifin Corp.	687,261
10,746	Pentair PLC	675,816
7,452	SPX Corp.	632,675
15,127	Trinity Industries, Inc.	537,160
		7,124,484

	Media — 3.1%
10,793	Comcast Corp., Class A	609,481
21,315	Sinclair Broadcast Group, Inc., Class A	669,504
9,783	Viacom, Inc., Class B	668,179
		1,947,164

	Multiline Retail — 2.1%
4,927	Dillard’s, Inc., Class A	672,585
10,492	Macy’s, Inc.	681,035
		1,353,620

	Multi-Utilities—1.0%
12,020	Black Hills Corp.	606,289

	Oil, Gas & Consumable Fuels — 3.5%
10,983	Alliance Resource Partners, L.P. (b)	367,162
5,631	Marathon Petroleum Corp.	576,558
13,421	Teekay Corp.	625,016
7,208	Tesoro Corp.	658,018
		2,226,754

	Paper & Forest Products — 1.1%
24,214	P.H. Glatfelter Co.	666,611

Shares	Description	Value

	Professional Services — 1.9%
12,484	Nielsen N.V.	$556,412
28,054	Stantec, Inc.	671,893
		1,228,305

	Road & Rail — 5.2%
12,083	Avis Budget Group, Inc. (a)	713,078
3,714	Canadian Pacific Railway Ltd.	678,548
20,437	CSX Corp.	676,874
6,660	Ryder System, Inc.	631,967
21,386	Swift Transportation Co. (a)	556,464
		3,256,931

	Semiconductors & Semiconductor Equipment — 2.7%
21,263	Micron Technology, Inc. (a)	576,865
7,240	Synaptics, Inc. (a)	588,648
23,585	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	553,776
		1,719,289

	Specialty Retail — 4.2%
20,149	Brown Shoe Co., Inc.	660,887
11,339	Foot Locker, Inc.	714,357
7,154	Group 1 Automotive, Inc.	617,605
13,056	Penske Automotive Group, Inc.	672,253
		2,665,102

	Textiles, Apparel & Luxury Goods — 2.9%
19,791	Iconix Brand Group, Inc. (a)	666,363
8,496	Michael Kors Holdings Ltd. (a)	558,612
5,402	PVH Corp.	575,637

		1,800,612

	Trading Companies & Distributors — 1.7%
8,856	GATX Corp.	513,471
6,225	United Rentals, Inc. (a)	567,471
		1,080,942

	Wireless Telecommunication Services — 1.0%
20,760	Shenandoah Telecommunications Co.	646,882

	Total Investments — 99.9%	63,024,240
	(Cost $59,745,046) (c)
	Net Other Assets and Liabilities — 0.1%	39,077
	Net Assets — 100.0%	$63,063,317

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Master Limited Partnership (“MLP’’).
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,035,265 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $756,071.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$63,024,240	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US IPO Index Fund – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The NASDAQ® Stock Market, LLC (“NASDAQ”) ticker “FTCS”)

First Trust Total US Market AlphaDEX® ETF – (NASDAQ ticker “TUSA”)1

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

1Effective January 9, 2015, First Trust Value Line® Equity Allocation Index Fund changed its name and ticker symbol to First Trust Total US Market AlphaDEX® ETF (NASDAQ ticker “TUSA”).

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

Repurchase agreements will be fair valued as follows: Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Advisor’s Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended March 31, 2015, were received as collateral for lending securities.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2015, only FPX, FBT and FDN have securities in the securities lending program.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange-Traded Fund

Additional Information

March 31, 2015 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Euronext or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (“NASDAQ OMX”) or its affiliates (NASDAQ OMX with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexSM, and certain trade names of the Corporations and the use of The Capital Strength IndexSM, which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Air Freight & Logistics — 2.0%
87,523	C.H. Robinson Worldwide, Inc.	$6,408,434
134,459	Expeditors International of Washington, Inc.	6,478,235
		12,886,669

	Airlines — 1.0%
119,631	American Airlines Group, Inc.	6,314,124

	Automobiles — 1.0%
33,476	Tesla Motors, Inc. (a) (b)	6,319,265

	Beverages — 1.0%
48,060	Monster Beverage Corp. (b)	6,651,264

	Biotechnology — 6.6%
35,233	Alexion Pharmaceuticals, Inc. (b)	6,105,879
39,116	Amgen, Inc.	6,252,692
13,988	Biogen, Inc. (b)	5,906,293
52,394	Celgene Corp. (b)	6,039,980
64,797	Gilead Sciences, Inc. (b)	6,358,530
13,695	Regeneron Pharmaceuticals, Inc. (b)	6,183,019
50,199	Vertex Pharmaceuticals, Inc. (b)	5,921,976
		42,768,369

	Chemicals — 1.0%
48,036	Sigma-Aldrich Corp.	6,640,977

	Commercial Services & Supplies — 1.0%
47,429	Stericycle, Inc. (b)	6,660,454

	Communications Equipment — 2.0%
232,643	Cisco Systems, Inc.	6,403,499
94,648	QUALCOMM, Inc.	6,562,892
		12,966,391

	Food & Staples Retailing — 3.0%
43,438	Costco Wholesale Corp.	6,580,640
75,170	Walgreens Boots Alliance, Inc.	6,365,396
123,317	Whole Foods Market, Inc.	6,422,349
		19,368,385

	Food Products — 3.4%
54,155	Keurig Green Mountain, Inc.	6,050,738
107,097	Kraft Foods Group, Inc.	9,329,755
189,729	Mondelez International, Inc., Class A	6,847,320
		22,227,813

Shares	Description	Value

	Health Care Equipment & Supplies — 1.0%
13,006	Intuitive Surgical, Inc. (b)	$6,568,420

	Health Care Providers & Services — 3.3%
134,337	Catamaran Corp. (b)	7,998,425
77,539	Express Scripts Holding Co. (b)	6,728,059
46,617	Henry Schein, Inc. (b)	6,508,666
		21,235,150

	Health Care Technology — 1.0%
89,970	Cerner Corp. (b)	6,591,202

	Hotels, Restaurants & Leisure — 3.0%
79,221	Marriott International, Inc., Class A	6,363,031
68,049	Starbucks Corp.	6,444,240
50,879	Wynn Resorts Ltd.	6,404,649
		19,211,920

	Household Durables — 1.0%
134,527	Garmin Ltd. (a)	6,392,723

	Internet & Catalog Retail — 5.1%
17,565	Amazon.com, Inc. (b)	6,535,937
112,883	Liberty Interactive Corp., Class A (b)	3,295,055
79,649	Liberty Ventures, Series A (b)	3,346,055
15,455	Netflix, Inc. (b)	6,439,944
5,616	Priceline Group (The), Inc. (b)	6,537,866
77,232	TripAdvisor, Inc. (b)	6,423,385
		32,578,242

	Internet Software & Services — 6.0%
90,608	Akamai Technologies, Inc. (b)	6,437,245
30,928	Baidu, Inc., ADR (b)	6,445,395
113,558	eBay, Inc. (b)	6,550,025
78,822	Facebook, Inc., Class A (b)	6,480,351
5,864	Google, Inc., Class A (b)	3,252,761
5,928	Google, Inc., Class C (b)	3,248,544
147,193	Yahoo!, Inc. (b)	6,540,521
		38,954,842

	IT Services — 4.0%
75,538	Automatic Data Processing, Inc.	6,469,074
103,623	Cognizant Technology Solutions Corp., Class A (b)	6,465,039
82,512	Fiserv, Inc. (b)	6,551,453

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
128,691	Paychex, Inc.	$6,385,004
		25,870,570

	Leisure Products — 1.0%
279,525	Mattel, Inc.	6,387,146

	Life Sciences Tools & Services — 1.0%
33,692	Illumina, Inc. (b)	6,254,583

	Machinery — 1.0%
104,899	PACCAR, Inc.	6,623,323

	Media — 10.0%
35,176	Charter Communications, Inc., Class A (b)	6,792,837
55,919	Comcast Corp., Class A	3,157,746
56,160	Comcast Corp., Special Class A	3,148,610
76,777	DIRECTV (b)	6,533,723
102,853	Discovery Communications, Inc., Class A (b)	3,163,758
106,173	Discovery Communications, Inc., Class C (b)	3,129,449
90,319	DISH Network Corp., Class A (b)	6,327,749
62,493	Liberty Global PLC, Class A (b)	3,216,515
64,797	Liberty Global PLC, Series C (b)	3,227,539
82,950	Liberty Media Corp., Class A (b)	3,197,722
83,303	Liberty Media Corp., Class C (b)	3,182,175
1,671,523	Sirius XM Holdings, Inc. (b)	6,385,218
93,859	Twenty-First Century Fox, Inc., Class A	3,176,188
96,687	Twenty-First Century Fox, Inc., Class B	3,179,069
94,959	Viacom, Inc., Class B	6,485,700
		64,303,998

	Multiline Retail — 1.0%
79,005	Dollar Tree, Inc. (b)	6,410,861

	Pharmaceuticals — 1.0%
104,849	Mylan N.V. (b)	6,222,788

	Professional Services — 1.0%
92,953	Verisk Analytics, Inc., Class A (b)	6,636,844

	Semiconductors & Semiconductor Equipment — 13.9%
180,209	Altera Corp.	7,732,768
108,905	Analog Devices, Inc.	6,861,015
273,992	Applied Materials, Inc.	6,181,260
49,688	Avago Technologies Ltd.	6,309,382
143,878	Broadcom Corp., Class A	6,229,198
210,263	Intel Corp.	6,574,924
105,015	KLA-Tencor Corp.	6,121,324

Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
84,297	Lam Research Corp.	$5,920,600
137,364	Linear Technology Corp.	6,428,635
232,563	Micron Technology, Inc. (b)	6,309,434
284,127	NVIDIA Corp.	5,945,357
61,521	NXP Semiconductors N.V. (b)	6,174,248
112,020	Texas Instruments, Inc.	6,405,864
157,784	Xilinx, Inc.	6,674,263
		89,868,272

	Software — 10.0%
283,581	Activision Blizzard, Inc.	6,444,378
85,611	Adobe Systems, Inc. (b)	6,330,077
108,390	Autodesk, Inc. (b)	6,355,990
201,617	CA, Inc.	6,574,730
77,639	Check Point Software Technologies Ltd. (b)	6,364,069
104,306	Citrix Systems, Inc. (b)	6,662,024
116,159	Electronic Arts, Inc. (b)	6,831,892
65,890	Intuit, Inc.	6,388,694
155,023	Microsoft Corp.	6,302,460
271,196	Symantec Corp.	6,336,495
		64,590,809

	Specialty Retail — 5.1%
88,320	Bed Bath & Beyond, Inc. (b)	6,780,768
30,608	O’Reilly Automotive, Inc. (b)	6,618,674
61,544	Ross Stores, Inc.	6,484,276
409,132	Staples, Inc.	6,662,714
74,313	Tractor Supply Co.	6,321,064
		32,867,496

	Technology Hardware, Storage & Peripherals — 4.6%
51,905	Apple, Inc.	6,458,539
177,465	NetApp, Inc.	6,292,909
76,398	SanDisk Corp.	4,860,441
118,058	Seagate Technology PLC	6,142,558
65,909	Western Digital Corp.	5,998,378
		29,752,825

	Trading Companies & Distributors — 1.0%
156,447	Fastenal Co. (a)	6,482,381

	Wireless Telecommunication Services — 3.0%
54,217	SBA Communications Corp., Class A (b)	6,348,811
1,214,681	VimpelCom Ltd., ADR	6,364,928

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
195,134	Vodafone Group PLC, ADR	$6,376,979

		19,090,718
	Total Common Stocks — 100.0%	645,698,824
	(Cost $588,482,961)

	Money Market Funds — 0.4%
2,996,818	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,996,818
	(Cost $2,996,818)

Principal Value
	Repurchase Agreements — 1.5%
$6,422,973	JPMorgan Chase & Co., 0.09% (c), dated 03/31/15, due 04/01/15, with a maturity value of $6,422,989. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $6,607,376. (d)	6,422,973
3,109,906	RBC Capital Markets LLC, 0.10% (c), dated 03/31/15, due 04/01/15, with a maturity value of $3,109,915. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $3,180,779. (d)	3,109,906
	Total Repurchase Agreements — 1.5%	9,532,879
	(Cost $9,532,879)

	Total Investments — 101.9%	658,228,521
	(Cost $601,012,658) (e)
	Net Other Assets and Liabilities — (1.9)%	(12,456,417)
	Net Assets — 100.0%	$645,772,104

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $12,142,249 and the total value of the collateral held by the Fund is $12,529,697.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $74,918,190 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,702,327.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$645,698,824	$—	$—
Money Market Funds	2,996,818	—	—
Repurchase Agreements	—	9,532,879	—
Total Investments	$648,695,642	$9,532,879	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 5.3%
337,502	Cisco Systems, Inc.	$9,289,742
137,461	QUALCOMM, Inc.	9,531,546
		18,821,288

	Health Care Providers & Services — 3.3%
195,049	Catamaran Corp. (a)	11,613,217

	Health Care Technology — 2.7%
130,420	Cerner Corp. (a)	9,554,569

	Household Durables — 2.6%
195,168	Garmin Ltd.	9,274,383

	Internet Software & Services — 13.3%
131,389	Akamai Technologies, Inc. (a)	9,334,532
44,792	Baidu, Inc., ADR (a)	9,334,653
114,622	Facebook, Inc., Class A (a)	9,423,648
8,509	Google, Inc., Class A (a)	4,719,942
8,603	Google, Inc., Class C (a)	4,714,444
213,665	Yahoo!, Inc. (a)	9,494,204
		47,021,423

	IT Services — 2.7%
150,361	Cognizant Technology Solutions Corp., Class A (a)	9,381,023

	Semiconductors & Semiconductor Equipment — 36.9%
261,530	Altera Corp.	11,222,252
157,966	Analog Devices, Inc.	9,951,858
397,581	Applied Materials, Inc.	8,969,428
72,066	Avago Technologies Ltd.	9,150,941
208,601	Broadcom Corp., Class A	9,031,380
305,128	Intel Corp.	9,541,353
152,345	KLA-Tencor Corp.	8,880,190
122,286	Lam Research Corp.	8,588,757
199,160	Linear Technology Corp.	9,320,688
337,325	Micron Technology, Inc. (a)	9,151,627
412,188	NVIDIA Corp.	8,625,034
89,247	NXP Semiconductors N.V. (a)	8,956,829
162,437	Texas Instruments, Inc.	9,288,960
228,971	Xilinx, Inc.	9,685,473
		130,364,770

	Software — 21.0%
124,305	Adobe Systems, Inc. (a)	9,191,112
157,037	Autodesk, Inc. (a)	9,208,650
292,396	CA, Inc.	9,535,033

Shares	Description	Value

	Software (Continued)
112,507	Check Point Software Technologies Ltd. (a)	$9,222,199
151,388	Citrix Systems, Inc. (a)	9,669,152
95,675	Intuit, Inc.	9,276,648
224,936	Microsoft Corp.	9,144,773
393,603	Symantec Corp.	9,196,534
		74,444,101

	Technology Hardware, Storage & Peripherals — 12.2%
75,327	Apple, Inc.	9,372,939
257,477	NetApp, Inc.	9,130,134
111,002	SanDisk Corp.	7,061,947
171,362	Seagate Technology PLC	8,915,965
95,675	Western Digital Corp.	8,707,382
		43,188,367

	Total Investments — 100.0%	353,663,141
	(Cost $297,965,568) (b)
	Net Other Assets and Liabilities — 0.0%	(42,296)
	Net Assets — 100.0%	$353,620,845

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,996,938 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,299,365.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$353,663,141	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Air Freight & Logistics — 3.2%
30,678	C.H. Robinson Worldwide, Inc.	$2,246,243
47,085	Expeditors International of Washington, Inc.	2,268,556
		4,514,799

	Airlines — 1.6%
41,771	American Airlines Group, Inc.	2,204,673

	Automobiles — 1.6%
11,708	Tesla Motors, Inc. (b) (c)	2,210,119

	Beverages — 1.6%
16,755	Monster Beverage Corp. (c)	2,318,808

	Biotechnology — 10.6%
12,318	Alexion Pharmaceuticals, Inc. (c)	2,134,709
13,695	Amgen, Inc.	2,189,146
4,907	Biogen, Inc. (c)	2,071,932
18,333	Celgene Corp. (c)	2,113,428
22,696	Gilead Sciences, Inc. (c)	2,227,158
4,795	Regeneron Pharmaceuticals, Inc. (c)	2,164,847
17,538	Vertex Pharmaceuticals, Inc. (c)	2,068,958
		14,970,178

	Chemicals — 1.7%
16,798	Sigma-Aldrich Corp.	2,322,324

	Commercial Services & Supplies — 1.7%
16,606	Stericycle, Inc. (c)	2,331,981

	Food & Staples Retailing — 4.8%
15,221	Costco Wholesale Corp.	2,305,905
26,267	Walgreens Boots Alliance, Inc.	2,224,290
43,450	Whole Foods Market, Inc.	2,262,876
		6,793,071

	Food Products — 5.5%
18,983	Keurig Green Mountain, Inc.	2,120,971
37,420	Kraft Foods Group, Inc.	3,259,843
66,243	Mondelez International, Inc., Class A	2,390,710
		7,771,524

	Health Care Equipment & Supplies — 1.6%
4,531	Intuitive Surgical, Inc. (c)	2,288,291

	Health Care Providers & Services — 3.3%
27,110	Express Scripts Holding Co. (c)	2,352,335

Shares	Description	Value

	Health Care Providers & Services (Continued)
16,317	Henry Schein, Inc. (c)	$2,278,179
		4,630,514

	Hotels, Restaurants & Leisure — 4.8%
27,675	Marriott International, Inc., Class A	2,222,856
23,836	Starbucks Corp.	2,257,269
17,732	Wynn Resorts Ltd.	2,232,104
		6,712,229

	Internet & Catalog Retail — 8.1%
6,136	Amazon.com, Inc. (c)	2,283,205
39,554	Liberty Interactive Corp., Class A (c)	1,154,581
27,861	Liberty Ventures, Series A (c)	1,170,441
5,385	Netflix, Inc. (c)	2,243,876
1,960	Priceline Group (The), Inc. (c)	2,281,734
27,035	TripAdvisor, Inc. (c)	2,248,501
		11,382,338

	Internet Software & Services — 1.6%
39,852	eBay, Inc. (c)	2,298,663

	IT Services — 4.8%
26,450	Automatic Data Processing, Inc.	2,265,178
28,872	Fiserv, Inc. (c)	2,292,437
45,122	Paychex, Inc.	2,238,728
		6,796,343

	Leisure Products — 1.6%
97,245	Mattel, Inc.	2,222,048

	Life Sciences Tools & Services — 1.6%
11,765	Illumina, Inc. (c)	2,184,055

	Machinery — 1.7%
36,739	PACCAR, Inc.	2,319,701

	Media — 16.0%
12,290	Charter Communications, Inc., Class A (c)	2,373,322
19,556	Comcast Corp., Class A	1,104,328
19,637	Comcast Corp., Special Class A	1,100,948
26,825	DIRECTV (c)	2,282,808
36,090	Discovery Communications, Inc., Class A (c)	1,110,128
37,235	Discovery Communications, Inc., Class C (c)	1,097,502
31,625	DISH Network Corp., Class A (c)	2,215,647

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
22,001	Liberty Global PLC, Class A (c)	$1,132,391
22,736	Liberty Global PLC, Series C (c)	1,132,480
29,030	Liberty Media Corp., Class A (c)	1,119,107
29,154	Liberty Media Corp., Class C (c)	1,113,683
586,167	Sirius XM Holdings, Inc. (c)	2,239,158
32,806	Twenty-First Century Fox, Inc., Class A	1,110,155
33,791	Twenty-First Century Fox, Inc., Class B	1,111,048
33,298	Viacom, Inc., Class B	2,274,253
		22,516,958

	Multiline Retail — 1.6%
27,662	Dollar Tree, Inc. (c)	2,244,633

	Pharmaceuticals — 1.5%
36,598	Mylan N.V. (c)	2,172,091

	Professional Services — 1.6%
32,474	Verisk Analytics, Inc., Class A (c)	2,318,644

	Software — 3.3%
99,174	Activision Blizzard, Inc.	2,253,729
40,476	Electronic Arts, Inc. (c)	2,380,596
		4,634,325

	Specialty Retail — 8.2%
30,943	Bed Bath & Beyond, Inc. (c)	2,375,649
10,709	O’Reilly Automotive, Inc. (c)	2,315,714
21,556	Ross Stores, Inc.	2,271,140
143,821	Staples, Inc.	2,342,125
26,021	Tractor Supply Co.	2,213,346
		11,517,974

	Trading Companies & Distributors — 1.6%
54,750	Fastenal Co. (b)	2,268,566

	Wireless Telecommunication Services — 4.8%
18,977	SBA Communications Corp., Class A (c)	2,222,207
426,458	VimpelCom Ltd., ADR	2,234,640
68,108	Vodafone Group PLC, ADR	2,225,769
		6,682,616
	Total Common Stocks — 100.0%	140,627,466
	(Cost $116,483,601)

Shares	Description	Value
	Money Market Funds — 0.7%
821,193	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	$821,193
104,810	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (d)	104,810
	Total Money Market Funds — 0.7%	926,003
	(Cost $926,003)

Principal Value
	Repurchase Agreements — 1.8%
$1,760,033	JPMorgan Chase & Co., 0.09% (d), dated 03/31/15, due 04/01/15, with a maturity value of $1,760,038. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $1,810,564. (e)	1,760,033
852,182	RBC Capital Markets LLC, 0.10% (d), dated 03/31/15, due 04/01/15, with a maturity value of $852,184. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $871,602. (e)	852,182
	Total Repurchase Agreements — 1.8%
	(Cost $2,612,215)	2,612,215

	Total Investments — 102.5%	144,165,684
	(Cost $120,021,819) (f)
	Net Other Assets and Liabilities — (2.5)%	(3,488,291)
	Net Assets — 100.0%	$140,677,393

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(b)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,334,642 and the total value of the collateral held by the Fund is $3,433,408.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of March 31, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,559,452 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,415,587.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$140,627,466	$—	$—
Money Market Funds	926,003	—	—
Repurchase Agreements	—	2,612,215	—
Total Investments	$141,553,469	$2,612,215	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 4.3%
70,603	Hexcel Corp.	$3,630,406

	Automobiles — 7.3%
33,041	Tesla Motors, Inc. (a) (b)	6,237,150

	Communications Equipment — 0.2%
35,724	EMCORE Corp. (b)	194,339

	Electric Utilities — 6.5%
147,185	ITC Holdings Corp.	5,509,134

	Electrical Equipment — 6.8%
148,578	Ballard Power Systems, Inc. (a) (b)	312,014
108,220	China Ming Yang Wind Power Group Ltd., ADR (a) (b)	249,988
49,066	Enphase Energy, Inc. (a) (b)	647,181
328,645	FuelCell Energy, Inc. (a) (b)	410,806
194,716	Plug Power, Inc. (a) (b)	504,314
25,161	PowerSecure International, Inc. (b)	331,119
65,406	SolarCity Corp. (a) (b)	3,354,020
		5,809,442

	Electronic Equipment, Instruments & Components — 8.1%
189,290	AVX Corp.	2,701,169
43,047	Itron, Inc. (b)	1,571,646
33,620	Maxwell Technologies, Inc. (a) (b)	270,977
51,459	Universal Display Corp. (b)	2,405,708
		6,949,500

	Independent Power and Renewable Electricity Producers — 10.9%
89,588	Abengoa Yield PLC	3,026,283
21,023	NextEra Energy Partners, LP (a) (c)	921,228
77,702	Pattern Energy Group, Inc.	2,200,520
47,597	TerraForm Power, Inc., Class A	1,737,766
118,435	Vivint Solar, Inc. (b)	1,437,801
		9,323,598

	Internet Software & Services — 0.7%
56,059	OPOWER, Inc. (a) (b)	567,878

	Oil, Gas & Consumable Fuels — 2.8%
88,936	Amyris, Inc. (a) (b)	213,446
42,298	Green Plains, Inc.	1,207,608
27,539	Pacific Ethanol, Inc. (a) (b)	297,146
47,583	Renewable Energy Group, Inc. (b)	438,715

Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
89,189	Solazyme, Inc. (a) (b)	$255,081
		2,411,996

	Real Estate Investment Trusts — 0.7%
30,759	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	562,274

	Semiconductors & Semiconductor Equipment — 50.6%
45,763	Advanced Energy Industries, Inc. (b)	1,174,278
61,737	Canadian Solar, Inc. (b)	2,061,398
85,564	Cree, Inc. (a) (b)	3,036,666
131,694	Fairchild Semiconductor International, Inc. (b)	2,394,197
95,115	First Solar, Inc. (b)	5,686,926
35,596	IXYS Corp.	438,543
48,651	JA Solar Holdings Co., Ltd., ADR (a) (b)	465,103
25,272	JinkoSolar Holding Co., Ltd., ADR (a) (b)	647,974
139,430	Linear Technology Corp.	6,525,324
104,194	Microsemi Corp. (b)	3,688,468
263,469	ON Semiconductor Corp. (b)	3,190,610
32,987	Power Integrations, Inc.	1,717,963
256,980	SunEdison, Inc. (a) (b)	6,167,520
102,855	SunPower Corp. (a) (b)	3,220,390
95,909	Trina Solar Ltd., ADR (a) (b)	1,159,540
45,396	Veeco Instruments, Inc. (b)	1,386,848
144,628	Yingli Green Energy Holding Co., Ltd., ADR (a) (b)	267,562
		43,229,310

	Software — 1.0%
33,553	EnerNOC, Inc. (b)	382,504
54,859	Silver Spring Networks, Inc. (a) (b)	490,440
		872,944
	Total Common Stocks — 99.9%	85,297,971
	(Cost $86,294,537)

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Money Market Funds — 4.1%
3,528,849	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	$3,528,849
	(Cost $3,528,849)

Principal Value
	Repurchase Agreements — 13.2%
$7,563,257	JPMorgan Chase & Co., 0.09% (d), dated 03/31/15, due 04/01/15, with a maturity value of $7,563,276. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $7,780,397. (e)	7,563,257
3,662,015	RBC Capital Markets LLC, 0.10% (d), dated 03/31/15, due 04/01/15, with a maturity value of $3,662,025. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $3,745,469. (e)	3,662,015
	Total Repurchase Agreements — 13.2%	11,225,272
	(Cost $11,225,272)

	Total Investments — 117.2%	100,052,092
	(Cost $101,048,658) (f)
	Net Other Assets and Liabilities — (17.2)%	(14,704,470)
	Net Assets — 100.0%	$85,347,622

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $14,341,369 and the total value of the collateral held by the Fund is $14,754,121.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of March 31, 2015.
(e)	This security serves as collateral for securities on loan.
(f)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,265,632 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,262,198.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$85,297,971	$—	$—
Money Market Funds	3,528,849	—	—
Repurchase Agreements	—	11,225,272	—
Total Investments	$88,826,820	$11,225,272	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Diversified REITs — 6.9%
15,650	American Assets Trust, Inc.	$677,332
383,767	American Realty Capital Properties, Inc.	3,780,105
10,581	Armada Hoffler Properties, Inc.	112,793
100,129	Chambers Street Properties	789,017
86,897	Cousins Properties, Inc.	921,108
145,690	Duke Realty Corp.	3,171,671
46,550	Empire State Realty Trust, Inc., Class A	875,606
24,858	First Potomac Realty Trust	295,562
8,599	Gladstone Commercial Corp.	160,027
50,836	Investors Real Estate Trust	381,270
89,313	Lexington Realty Trust	877,947
62,932	Liberty Property Trust	2,246,672
5,767	One Liberty Properties, Inc.	140,830
8,205	PS Business Parks, Inc.	681,343
16,077	Select Income REIT	401,764
168,447	Spirit Realty Capital, Inc.	2,034,840
11,736	STORE Capital Corp.	274,036
28,224	Washington Real Estate Investment Trust	779,829
9,639	Whitestone REIT	153,067
40,901	WP Carey, Inc.	2,781,268
		21,536,087

	Health Care REITs — 13.7%
10,405	Aviv REIT, Inc.	379,783
11,872	CareTrust REIT, Inc.	160,984
194,749	HCP, Inc.	8,415,104
147,700	Health Care REIT, Inc.	11,426,072
41,999	Healthcare Realty Trust, Inc.	1,166,732
52,900	Healthcare Trust of America, Inc., Class A	1,473,794
15,006	LTC Properties, Inc.	690,276
88,192	Medical Properties Trust, Inc.	1,299,950
14,144	National Health Investors, Inc.	1,004,365
28,061	New Senior Investment Group, Inc.	466,654
58,585	OMEGA Healthcare Investors, Inc.	2,376,794
26,146	Physicians Realty Trust	460,431
25,023	Sabra Health Care REIT, Inc.	829,513
99,309	Senior Housing Properties Trust	2,203,667
5,614	Universal Health Realty Income Trust	315,788
139,808	Ventas, Inc.	10,208,780
		42,878,687

	Hotel & Resort REITs — 7.5%
9,980	Ashford Hospitality Prime, Inc.	167,365
36,370	Ashford Hospitality Trust, Inc.	349,879

Shares	Description	Value

	Hotel & Resort REITs (Continued)
15,950	Chatham Lodging Trust	$469,090
22,791	Chesapeake Lodging Trust	771,020
84,729	DiamondRock Hospitality Co.	1,197,221
46,758	FelCor Lodging Trust, Inc.	537,249
84,047	Hersha Hospitality Trust	543,784
63,360	Hospitality Properties Trust	2,090,246
320,152	Host Hotels & Resorts, Inc.	6,460,667
47,712	LaSalle Hotel Properties	1,854,088
30,321	Pebblebrook Hotel Trust	1,412,049
55,785	RLJ Lodging Trust	1,746,628
21,556	Ryman Hospitality Properties, Inc.	1,312,976
116,141	Strategic Hotels & Resorts, Inc. (b)	1,443,633
36,375	Summit Hotel Properties, Inc.	511,796
88,143	Sunstone Hotel Investors, Inc.	1,469,344
47,905	Xenia Hotels & Resorts, Inc.	1,089,839
		23,426,874

	Industrial REITs — 4.5%
37,293	DCT Industrial Trust, Inc.	1,292,575
13,512	EastGroup Properties, Inc.	812,612
46,727	First Industrial Realty Trust, Inc.	1,001,360
23,889	Monmouth Real Estate Investment Corp.	265,407
216,439	Prologis, Inc.	9,428,083
22,704	Rexford Industrial Realty, Inc.	358,950
27,275	STAG Industrial, Inc.	641,508
18,123	Terreno Realty Corp.	413,204
		14,213,699

	Office REITs — 16.3%
30,435	Alexandria Real Estate Equities, Inc.	2,983,847
85,100	BioMed Realty Trust, Inc.	1,928,366
64,735	Boston Properties, Inc.	9,093,973
75,961	Brandywine Realty Trust	1,213,857
52,804	Columbia Property Trust, Inc.	1,426,764
9,048	CoreSite Realty Corp.	440,457
39,097	Corporate Office Properties Trust	1,148,670
14,869	CyrusOne, Inc.	462,723
57,278	Digital Realty Trust, Inc.	3,778,057
57,542	Douglas Emmett, Inc.	1,715,327
27,947	DuPont Fabros Technology, Inc.	913,308
5,101	Easterly Government Properties, Inc. (b)	81,871
54,835	Equity Commonwealth (b)	1,455,869
37,668	Franklin Street Properties Corp.	482,904
29,741	Government Properties Income Trust	679,582
17,185	Gramercy Property Trust, Inc.	482,383
39,290	Highwoods Properties, Inc.	1,798,696

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Office REITs (Continued)
28,773	Hudson Pacific Properties, Inc.	$954,976
36,515	Kilroy Realty Corp.	2,781,348
35,394	Mack-Cali Realty Corp.	682,396
68,540	New York REIT, Inc.	718,299
35,579	Parkway Properties, Inc.	617,296
65,207	Piedmont Office Realty Trust, Inc., Class A	1,213,502
8,911	QTS Realty Trust, Inc., Class A	324,449
41,699	SL Green Realty Corp.	5,353,318
73,830	Vornado Realty Trust	8,268,960
		51,001,198

	Residential REITs — 16.7%
47,398	American Campus Communities, Inc.	2,031,952
59,875	American Homes 4 Rent, Class A	990,931
13,626	American Residential Properties, Inc. (b)	245,132
66,035	Apartment Investment & Management Co., Class A	2,599,138
24,407	Associated Estates Realty Corp.	602,365
55,798	AvalonBay Communities, Inc.	9,722,802
36,641	Camden Property Trust	2,862,761
27,374	Campus Crest Communities, Inc.	195,998
20,317	Education Realty Trust, Inc.	718,815
33,834	Equity LifeStyle Properties, Inc.	1,859,178
153,777	Equity Residential	11,973,077
27,523	Essex Property Trust, Inc.	6,327,538
24,445	Home Properties, Inc.	1,693,794
10,208	Independence Realty Trust, Inc.	96,874
31,818	Mid-America Apartment Communities, Inc.	2,458,577
67,114	Monogram Residential Trust, Inc.	625,502
23,093	Post Properties, Inc.	1,314,684
9,044	Preferred Apartment Communities, Inc., Class A	97,856
15,816	Silver Bay Realty Trust Corp.	255,587
15,971	Starwood Waypoint Residential Trust	412,850
21,225	Sun Communities, Inc.	1,416,132
6,066	Trade Street Residential, Inc.	43,433
109,368	UDR, Inc.	3,721,793
9,671	UMH Properties, Inc.	97,387
		52,364,156

	Retail REITs — 25.4%
28,789	Acadia Realty Trust	1,004,160
7,429	Agree Realty Corp.	244,934
1,411	Alexander’s, Inc.	644,234
57,807	Brixmor Property Group, Inc.	1,534,776
71,942	CBL & Associates Properties, Inc.	1,424,452

Shares	Description	Value

	Retail REITs (Continued)
31,214	Cedar Realty Trust, Inc.	$233,793
126,576	DDR Corp.	2,356,845
32,747	Equity One, Inc.	874,017
25,817	Excel Trust, Inc.	361,954
29,041	Federal Realty Investment Trust	4,275,126
265,563	General Growth Properties, Inc.	7,847,387
11,008	Getty Realty Corp.	200,346
37,357	Inland Real Estate Corp.	399,346
174,367	Kimco Realty Corp.	4,681,754
35,282	Kite Realty Group Trust	993,894
59,506	Macerich (The) Co.	5,018,141
55,879	National Retail Properties, Inc.	2,289,363
29,170	Pennsylvania Real Estate Investment Trust	677,619
32,798	Ramco-Gershenson Properties Trust	610,043
95,125	Realty Income Corp.	4,908,450
39,796	Regency Centers Corp.	2,707,720
39,438	Retail Opportunity Investments Corp.	721,715
99,819	Retail Properties of America, Inc., Class A	1,600,099
14,652	Rouse Properties, Inc.	277,802
4,729	Saul Centers, Inc.	270,499
131,362	Simon Property Group, Inc.	25,699,662
39,893	Tanger Factory Outlet Centers, Inc.	1,403,037
26,764	Taubman Centers, Inc.	2,064,307
36,930	Urban Edge Properties	875,241
11,838	Urstadt Biddle Properties, Inc., Class A	272,984
47,651	Weingarten Realty Investors	1,714,483
78,223	WP GLIMCHER, Inc.	1,300,848
		79,489,031

	Specialized REITs — 8.8%
49,354	Corrections Corp. of America	1,986,992
68,833	CubeSmart	1,662,317
24,120	EPR Properties	1,447,924
46,737	Extra Space Storage, Inc.	3,158,019
38,012	Gaming and Leisure Properties, Inc.	1,401,503
31,362	Geo Group (The), Inc.	1,371,774
79,005	Iron Mountain, Inc.	2,882,102
61,360	Public Storage	12,096,510

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Specialized REITs (Continued)
15,013	Sovran Self Storage, Inc.	$1,410,321
		27,417,462

	Total Investments — 99.8%	312,327,194
	(Cost $298,505,003) (c)
	Net Other Assets and Liabilities — 0.2%	763,224
	Net Assets — 100.0%	$313,090,418

(a)	The industry classification is based upon Standard & Poor’s Global Industry Classification Standard (GICS) Sub-Industry.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,442,529 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,620,338.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$312,327,194	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Chemicals — 6.1%
58,407	Ashland, Inc.	$7,435,795
197,672	Calgon Carbon Corp.	4,164,949
		11,600,744

	Commercial Services & Supplies — 1.9%
150,607	Tetra Tech, Inc.	3,617,580

	Construction & Engineering — 7.2%
131,243	AECOM (a)	4,044,909
143,206	Aegion Corp. (a)	2,584,868
293,381	Layne Christensen Co. (a)	1,469,839
248,252	Northwest Pipe Co. (a)	5,697,384
		13,797,000

	Diversified Financial Services — 1.2%
138,757	PICO Holdings, Inc. (a)	2,249,251

	Electronic Equipment, Instruments & Components — 5.6%
141,313	Badger Meter, Inc.	8,470,302
60,320	Itron, Inc. (a)	2,202,283
		10,672,585

	Health Care Equipment & Supplies — 2.1%
25,921	IDEXX Laboratories, Inc. (a)	4,004,276

	Industrial Conglomerates — 7.1%
80,617	Danaher Corp.	6,844,383
38,614	Roper Industries, Inc.	6,641,608
		13,485,991

	Life Sciences Tools & Services — 2.1%
97,144	Agilent Technologies, Inc.	4,036,333

	Machinery — 43.1%
106,885	Crane Co.	6,670,693
1,430,606	Energy Recovery, Inc. (a)	3,705,269
70,322	Flowserve Corp.	3,972,490
231,249	Gorman-Rupp (The) Co.	6,925,907
77,626	IDEX Corp.	5,886,380
87,071	Lindsay Corp.	6,639,164
117,639	Mueller Industries, Inc.	4,250,297
395,343	Mueller Water Products, Inc., Class A	3,894,129
62,055	Pall Corp.	6,229,701
128,575	Pentair PLC	8,086,082
298,765	Rexnord Corp. (a)	7,974,038

Shares	Description	Value

	Machinery (Continued)
29,921	Valmont Industries, Inc.	$3,676,692
128,298	Watts Water Technologies, Inc., Class A	7,060,239
213,180	Xylem, Inc.	7,465,564
		82,436,645

	Water Utilities — 23.6%
70,309	American States Water Co.	2,804,626
147,357	American Water Works Co., Inc.	7,988,223
297,842	Aqua America, Inc.	7,848,137
551,239	Cadiz, Inc. (a)	5,652,956
328,387	California Water Service Group	8,048,766
1,179,984	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,395,513
386,241	Consolidated Water Co., Ltd.	3,966,695
80,899	SJW Corp.	2,500,588
		45,205,504

	Total Common Stocks — 100.0%	191,105,909
	(Cost $182,118,300)

	Money Market Funds — 0.1%
206,931	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	206,931
	(Cost $206,931)

	Total Investments — 100.1%	191,312,840
	(Cost $182,325,231) (c)
	Net Other Assets and Liabilities — (0.1)%	(157,218)
	Net Assets — 100.0%	$191,155,622

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of March 31, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,775,203 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,787,594.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$191,105,909	$—	$—
Money Market Funds	206,931	—	—
Total Investments	$191,312,840	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Oil, Gas & Consumable Fuels — 99.8%
99,011	Anadarko Petroleum Corp.	$8,199,101
276,119	Cabot Oil & Gas Corp.	8,153,794
562,642	Chesapeake Energy Corp. (a)	7,967,011
72,735	Cimarex Energy Co.	8,371,071
1,822,645	Comstock Resources, Inc. (a)	6,506,843
134,566	Devon Energy Corp.	8,115,675
718,932	Encana Corp.	8,016,092
834,889	Enerplus Corp.	8,465,774
101,856	EQT Corp.	8,440,807
5,041,861	EXCO Resources, Inc. (a)	9,226,606
2,714,848	Goodrich Petroleum Corp. (a) (b)	9,637,710
172,314	Gulfport Energy Corp. (b)	7,910,936
693,256	Linn Energy LLC (a) (c)	7,667,411
3,390,597	Magnum Hunter Resources Corp. (a) (b)	9,052,894
371,861	Matador Resources Co. (b)	8,151,193
176,345	Noble Energy, Inc.	8,623,270
380,425	QEP Resources, Inc.	7,931,861
171,439	Range Resources Corp.	8,921,686
419,248	Rice Energy, Inc. (b)	9,122,836
5,246,261	SandRidge Energy, Inc. (a) (b)	9,338,345
178,248	SM Energy Co.	9,211,857
347,403	Southwestern Energy Co. (b)	8,056,276
469,720	Statoil ASA, ADR (a)	8,262,375
500,610	Stone Energy Corp. (b)	7,348,955
695,118	Synergy Resources Corp. (b)	8,237,148
1,009,684	Talisman Energy, Inc.	7,754,373
512,845	Ultra Petroleum Corp. (a) (b)	8,015,767
546,409	Vanguard Natural Resources LLC (a) (c)	7,638,798
711,683	WPX Energy, Inc. (b)	7,778,695
	Total Common Stocks — 99.8%	240,125,160
	(Cost $368,533,621)

	Warrants — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
468,973	Magnum Hunter Resources Corp., expiring 05/15/16 @ $0 (a) (b) (d)	0
	(Cost $0)

Shares	Description	Value

	Money Market Funds — 4.7%
11,248,335	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	$11,248,335
	(Cost $11,248,335)

Principal Value
	Repurchase Agreements — 14.9%
$24,108,156	JPMorgan Chase & Co., 0.09% (e), dated 03/31/15, due 04/01/15, with a maturity value of $24,108,217. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $24,800,299. (f)	24,108,156
11,672,806	RBC Capital Markets LLC, 0.10% (e), dated 03/31/15, due 04/01/15, with a maturity value of $11,672,838. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $11,938,820. (f)	11,672,806
	Total Repurchase Agreements — 14.9%	35,780,962
	(Cost $35,780,962)

	Total Investments — 119.4%	287,154,457
	(Cost $415,562,918) (g)
	Net Other Assets and Liabilities — (19.4)%	(46,596,777)
	Net Assets — 100.0%	$240,557,680

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $45,473,328 and the total value of the collateral held by the Fund is $47,029,297.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0, or 0.00% of net assets.

(e)	Interest rate shown reflects yield as of March 31, 2015.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,676,545 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $131,085,006.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2		Level 3
Common Stocks*	$240,125,160	$—		$—
Money Market Funds	11,248,335	—		—
Repurchase Agreements	—	35,780,962		—
Warrants*	—	—	**	—
Total Investments	$251,373,495	$35,780,962		$—

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Automobiles — 4.7%
77,679	Kandi Technologies Group, Inc. (a) (b)	$962,443
132,041	Tata Motors Ltd., ADR	5,949,767
		6,912,210

	Banks — 13.8%
197,883	HDFC Bank Ltd., ADR	11,653,330
850,166	ICICI Bank Ltd., ADR	8,807,720
		20,461,050

	Diversified Consumer Services — 1.4%
45,975	New Oriental Education & Technology Group, Inc., ADR (b)	1,019,266
32,850	TAL Education Group, ADR (b)	1,091,277
		2,110,543

	Diversified Telecommunication Services — 1.5%
17,332	China Telecom Corp., Ltd., ADR	1,115,141
71,356	China Unicom (Hong Kong) Ltd., ADR (a)	1,088,892
		2,204,033

	Health Care Equipment & Supplies — 0.6%
35,084	Mindray Medical International Ltd., ADR	959,547

	Hotels, Restaurants & Leisure — 2.1%
48,282	500.com Ltd., Class A, ADR (a) (b)	520,963
120,256	Melco Crown Entertainment Ltd., ADR (a)	2,580,694
		3,101,657

	Independent Power and Renewable Electricity Producers — 0.6%
19,417	Huaneng Power International, Inc., ADR	933,569

	Insurance — 0.9%
19,047	China Life Insurance Co., Ltd., ADR	1,258,626

	Internet & Catalog Retail — 20.2%
62,038	Ctrip.com International Ltd., ADR (b)	3,636,668

Shares	Description	Value

	Internet & Catalog Retail (Continued)
104,190	E-Commerce China Dangdang, Inc., Class A, ADR (a) (b)	$995,014
410,720	JD.com, Inc., ADR (b)	12,066,954
71,626	Jumei International Holding Ltd., ADR (a) (b)	1,133,123
102,837	MakeMyTrip Ltd. (b)	2,258,301
35,844	Qunar Cayman Islands Ltd., ADR (b)	1,478,565
285,569	Vipshop Holdings Ltd., ADR (b)	8,407,151
		29,975,776

	Internet Software & Services — 16.6%
61,516	21Vianet Group, Inc., ADR (a) (b)	1,086,373
22,469	58.com, Inc., ADR (a) (b)	1,188,161
26,840	Autohome, Inc., ADR (a) (b)	1,180,155
42,930	Baidu, Inc., ADR (b)	8,946,612
13,984	Bitauto Holdings Ltd., ADR (b)	711,506
89,281	Leju Holdings Ltd., ADR (a) (b)	710,677
9,718	NetEase, Inc., ADR	1,023,305
93,414	Qihoo 360 Technology Co., Ltd., ADR (a) (b)	4,782,797
25,904	SINA Corp. (b)	833,073
20,213	Sohu.com, Inc. (b)	1,077,959
125,078	SouFun Holdings Ltd., ADR (a)	750,468
60,334	Weibo Corp., ADR (a) (b)	777,705
54,267	Youku Tudou, Inc., ADR (a) (b)	678,337
15,019	YY, Inc., ADR (a) (b)	819,361
		24,566,489

	IT Services — 14.2%
314,845	Infosys Ltd., ADR	11,044,763
503,201	Wipro Ltd., ADR (a)	6,702,637
137,083	WNS Holdings Ltd., ADR (b)	3,333,859
		21,081,259

	Life Sciences Tools & Services — 0.7%
28,435	WuXi PharmaTech Cayman, Inc., ADR (b)	1,102,709

	Metals & Mining — 1.8%
211,491	Sesa Sterlite Ltd., ADR	2,622,488

	Oil, Gas & Consumable Fuels — 3.5%
12,710	China Petroleum & Chemical Corp., ADR	1,012,860
22,154	CNOOC Ltd., ADR (a)	3,141,880

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
9,484	PetroChina Co., Ltd., ADR (a)	$1,054,716
		5,209,456

	Pharmaceuticals — 4.0%
104,372	Dr. Reddy’s Laboratories Ltd., ADR	5,959,641

	Professional Services — 0.6%
29,217	51job, Inc., ADR (b)	942,687

	Real Estate Management & Development — 0.4%
116,785	E-House China Holdings Ltd., ADR (a)	634,143

	Semiconductors & Semiconductor Equipment — 1.7%
49,365	JinkoSolar Holding Co., Ltd., ADR (a) (b)	1,265,719
109,635	Trina Solar Ltd., ADR (a) (b)	1,325,487
		2,591,206

	Software — 0.7%
61,775	Cheetah Mobile, Inc., ADR (a) (b)	1,055,735

	Textiles, Apparel & Luxury Goods — 5.7%
127,903	Michael Kors Holdings Ltd. (b)	8,409,622

	Wireless Telecommunication Services — 4.3%
97,414	China Mobile Ltd., ADR	6,334,832

	Total Common Stocks — 100.0%	148,427,278
	(Cost $136,625,904)

Shares	Description	Value

	Money Market Funds — 2.8%
4,195,111	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	$4,195,111
	(Cost $4,195,111)

Principal Value
	Repurchase Agreements — 9.0%
$8,991,231	JPMorgan Chase & Co., 0.09% (c), dated 03/31/15, due 04/01/15, with a maturity value of $8,991,254. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 4.250%, due 03/31/16 to 06/30/19. The value of the collateral including accrued interest is $9,249,369. (d)	8,991,231
4,353,419	RBC Capital Markets LLC, 0.10% (c), dated 03/31/15, due 04/01/15, with a maturity value of $4,353,431. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 1.375%, due 04/30/16 to 02/28/19. The value of the collateral including accrued interest is $4,452,630. (d)	4,353,419
	Total Repurchase Agreements — 9.0%	13,344,650
	(Cost $13,344,650)

	Total Investments — 111.8%	165,967,039
	(Cost $154,165,665) (e)
	Net Other Assets and Liabilities — (11.8)%	(17,542,708)
	Net Assets — 100.0%	$148,424,331

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

(a)

 All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $17,119,970 and the total value of the collateral held by the Fund is $17,539,761.

(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,549,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,747,665.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$148,427,278	$—	$—
Money Market Funds	4,195,111	—	—
Repurchase Agreements	—	13,344,650	—
Total Investments	$152,622,389	$13,344,650	$—

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

Country Allocations as a percentage of net assets**:
Cayman Islands	42.9%
India	35.5
United States	13.2
Hong Kong	7.1
British Virgin Islands	5.7
China	3.6
Jersey	2.3
Mauritius	1.5
Net Other Assets and Liabilities	(11.8)
100.0%

*	See Portfolio of Investments for industry breakout.
**	Portfolio securities are categorized based on their country of incorporation.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 87.8%
10,341	1st Source Corp.	$332,256
13,927	Ameris Bancorp	367,533
5,497	Arrow Financial Corp.	149,244
6,714	BancFirst Corp.	409,420
16,329	Bancorp (The), Inc. (a)	147,451
2,572	Bank of Marin Bancorp	130,915
37,572	Bank of the Ozarks, Inc.	1,387,534
8,475	Banner Corp.	389,002
34,427	BBCN Bancorp, Inc.	498,159
14,157	BNC Bancorp	256,242
29,927	BOK Financial Corp.	1,832,131
35,924	Boston Private Financial Holdings, Inc.	436,477
7,642	Bryn Mawr Bank Corp.	232,393
3,216	Camden National Corp.	128,125
13,071	Capital Bank Financial Corp., Class A (a)	360,890
13,890	Cardinal Financial Corp.	277,522
31,386	Cascade Bancorp (a)	150,653
34,561	Cathay General Bancorp	983,260
19,626	Centerstate Banks, Inc.	233,746
14,198	Chemical Financial Corp.	445,249
6,569	City Holding Co.	308,940
17,659	CoBiz Financial, Inc.	217,559
24,872	Columbia Banking System, Inc.	720,542
41,762	Commerce Bancshares, Inc.	1,767,368
7,563	Community Trust Bancorp, Inc.	250,789
12,859	ConnectOne Bancorp, Inc.	250,236
45,854	CVB Financial Corp.	730,913
13,051	Eagle Bancorp, Inc. (a)	501,158
62,162	East West Bancorp, Inc.	2,515,074
8,591	Enterprise Financial Services Corp.	177,490
9,252	Fidelity Southern Corp.	156,174
6,113	Financial Institutions, Inc.	140,171
8,535	First Bancorp.	149,875
37,613	First Busey Corp.	251,631
4,766	First Citizens BancShares, Inc., Class A	1,237,683
7,970	First Community Bancshares, Inc.	139,714
26,618	First Financial Bancorp	474,067
27,769	First Financial Bankshares, Inc.	767,535
5,589	First Financial Corp.	200,589
9,417	First Interstate BancSystem, Inc., Class A	261,981
16,317	First Merchants Corp.	384,102
32,604	First Midwest Bancorp, Inc.	566,331
8,044	First NBC Bank Holding Co. (a)	265,291
6,013	First of Long Island (The) Corp.	153,331
71,616	FirstMerit Corp.	1,365,001
12,839	Flushing Financial Corp.	257,679

Shares	Description	Value

	Banks (Continued)
77,524	Fulton Financial Corp.	$956,646
5,723	German American Bancorp, Inc.	168,428
32,514	Glacier Bancorp, Inc.	817,727
5,956	Great Southern Bancorp, Inc.	234,607
34,831	Hancock Holding Co.	1,040,054
13,818	Hanmi Financial Corp.	292,251
8,016	Heartland Financial USA, Inc.	261,562
13,101	Heritage Financial Corp.	222,717
29,262	Home BancShares, Inc.	991,689
8,833	HomeTrust Bancshares, Inc. (a)	141,063
4,018	Horizon Bancorp	93,981
14,533	IBERIABANK Corp.	916,015
10,401	Independent Bank Corp./MA	456,292
9,941	Independent Bank Corp./MI	127,543
7,413	Independent Bank Group, Inc.	288,440
28,755	International Bancshares Corp.	748,493
154,918	Investors Bancorp, Inc.	1,815,639
16,416	Lakeland Bancorp, Inc.	188,784
7,130	Lakeland Financial Corp.	289,335
20,649	LegacyTexas Financial Group, Inc.	469,352
9,391	MainSource Financial Group, Inc.	184,439
32,560	MB Financial, Inc.	1,019,454
7,351	Mercantile Bank Corp.	143,712
6,137	Metro Bancorp, Inc.	169,197
60,647	National Penn Bancshares, Inc.	653,168
18,934	NBT Bancorp, Inc.	474,486
51,888	Old National Bancorp	736,291
12,189	Opus Bank	376,396
9,260	Pacific Premier Bancorp, Inc. (a)	149,919
44,130	PacWest Bancorp	2,069,256
19,425	Park Sterling Corp.	137,917
5,321	Peapack-Gladstone Financial Corp.	114,934
2,081	Penns Woods Bancorp, Inc.	101,782
6,449	Peoples Bancorp, Inc.	152,454
3,269	Peoples Financial Services Corp.	146,680
15,506	Pinnacle Financial Partners, Inc.	689,397
44,808	Popular, Inc. (a)	1,540,947
5,847	Preferred Bank	160,617
33,709	PrivateBancorp, Inc.	1,185,546
13,660	Renasant Corp.	410,483
8,056	Republic Bancorp, Inc., Class A	199,225
12,903	S&T Bancorp, Inc.	366,187
10,845	Sandy Spring Bancorp, Inc.	284,464
14,349	Seacoast Banking Corp. of Florida (a)	204,760
11,032	ServisFirst Bancshares, Inc.	363,946
21,789	Signature Bank (a)	2,823,419
7,817	Simmons First National Corp., Class A	355,439
10,460	South State Corp.	715,359

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
10,440	Southside Bancshares, Inc.	$299,524
8,311	Southwest Bancorp, Inc.	147,853
12,507	Square 1 Financial, Inc., Class A (a)	334,812
15,211	State Bank Financial Corp.	319,431
6,385	Stock Yards Bancorp, Inc.	219,836
5,440	Stonegate Bank	164,234
8,061	Sun Bancorp, Inc. (a)	152,433
30,542	Talmer Bancorp, Inc., Class A	467,751
19,816	Texas Capital Bancshares, Inc. (a)	964,048
22,589	TowneBank	363,231
9,836	TriCo Bancshares	237,343
12,203	Tristate Capital Holdings, Inc. (a)	127,765
29,221	Trustmark Corp.	709,486
19,810	UMB Financial Corp.	1,047,751
95,432	Umpqua Holdings Corp.	1,639,522
19,510	Union Bankshares Corp.	433,317
30,007	United Bankshares, Inc.	1,127,663
26,109	United Community Banks, Inc.	492,938
8,688	Univest Corp. of Pennsylvania	171,935
7,252	Washington Trust Bancorp, Inc.	276,954
16,663	WesBanco, Inc.	542,881
11,148	Westamerica Bancorporation	481,705
33,918	Wilshire Bancorp, Inc.	338,162
20,482	Wintrust Financial Corp.	976,582
87,987	Zions Bancorporation	2,375,649
		64,222,724

	IT Services — 0.4%
4,987	Cass Information Systems, Inc.	279,970

	Thrifts & Mortgage Finance — 11.7%
20,165	Bank Mutual Corp.	147,608
35,795	Beneficial Bancorp, Inc. (a)	404,126
6,558	BofI Holding, Inc. (a)	610,156
30,326	Brookline Bancorp, Inc.	304,776
60,906	Capitol Federal Financial, Inc.	761,325
7,302	Charter Financial Corp.	83,973
11,758	Clifton Bancorp, Inc.	165,906
15,959	Dime Community Bancshares, Inc.	256,940
3,994	First Defiance Financial Corp.	131,083
6,433	HomeStreet, Inc. (a)	117,853
23,690	Meridian Bancorp, Inc. (a)	311,997
2,781	Meta Financial Group, Inc.	110,489
21,210	Northfield Bancorp, Inc.	314,332
41,016	Northwest Bancshares, Inc.	486,040
7,319	OceanFirst Financial Corp.	126,399
19,113	Oritani Financial Corp.	278,094
129,177	TFS Financial Corp.	1,896,318
41,075	TrustCo Bank Corp. NY	282,596
21,322	United Community Financial Corp.	116,418

Shares	Description	Value

	Thrifts & Mortgage Finance (Continued)
22,116	United Financial Bancorp, Inc.	$274,902
41,736	Washington Federal, Inc.	910,054
14,906	Waterstone Financial, Inc.	191,393
4,070	WSFS Financial Corp.	307,814
		8,590,592

	Total Investments — 99.9%	73,093,286
	(Cost $72,093,073) (b)
	Net Other Assets and Liabilities — 0.1%	41,943
	Net Assets — 100.0%	$73,135,229

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,505,248 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,505,035.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$73,093,286	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 2.7%
136	Boeing (The) Co.	$20,411
65	General Dynamics Corp.	8,823
162	Honeywell International, Inc.	16,898
17	L-3 Communications Holdings, Inc.	2,139
56	Lockheed Martin Corp.	11,366
41	Northrop Grumman Corp.	6,599
29	Precision Castparts Corp.	6,090
64	Raytheon Co.	6,992
28	Rockwell Collins, Inc.	2,703
57	Textron, Inc.	2,527
171	United Technologies Corp.	20,041
		104,589

	Air Freight & Logistics — 0.7%
30	C.H. Robinson Worldwide, Inc.	2,197
40	Expeditors International of Washington, Inc.	1,927
55	FedEx Corp.	9,100
144	United Parcel Service, Inc., Class B	13,959
		27,183

	Airlines — 0.6%
149	American Airlines Group, Inc.	7,864
171	Delta Air Lines, Inc.	7,688
140	Southwest Airlines Co.	6,202
		21,754

	Auto Components — 0.4%
47	BorgWarner, Inc.	2,843
60	Delphi Automotive PLC	4,784
56	Goodyear Tire & Rubber (The) Co.	1,516
136	Johnson Controls, Inc.	6,860
		16,003

	Automobiles — 0.7%
819	Ford Motor Co.	13,219
280	General Motors Co.	10,500
44	Harley-Davidson, Inc.	2,672
		26,391

	Banks — 5.7%
2,178	Bank of America Corp.	33,519
149	BB&T Corp.	5,810
628	Citigroup, Inc.	32,355
37	Comerica, Inc.	1,670
169	Fifth Third Bancorp	3,186
168	Huntington Bancshares, Inc.	1,856
772	JPMorgan Chase & Co.	46,768

Shares	Description	Value

	Banks (Continued)
177	KeyCorp	$2,506
28	M&T Bank Corp.	3,556
108	PNC Financial Services Group (The), Inc.	10,070
278	Regions Financial Corp.	2,627
109	SunTrust Banks, Inc.	4,479
369	U.S. Bancorp	16,114
971	Wells Fargo & Co.	52,822
42	Zions Bancorporation	1,134
		218,472

	Beverages — 2.1%
32	Brown-Forman Corp., Class B	2,891
814	Coca-Cola (The) Co.	33,008
45	Coca-Cola Enterprises, Inc.	1,989
35	Constellation Brands, Inc., Class A (a)	4,067
40	Dr Pepper Snapple Group, Inc.	3,139
33	Molson Coors Brewing Co., Class B	2,457
30	Monster Beverage Corp. (a)	4,152
307	PepsiCo, Inc.	29,355
		81,058

	Biotechnology — 3.0%
42	Alexion Pharmaceuticals, Inc. (a)	7,279
157	Amgen, Inc.	25,096
49	Biogen, Inc. (a)	20,690
166	Celgene Corp. (a)	19,136
308	Gilead Sciences, Inc. (a)	30,224
15	Regeneron Pharmaceuticals, Inc. (a)	6,772
50	Vertex Pharmaceuticals, Inc. (a)	5,899
		115,096

	Building Products — 0.1%
20	Allegion PLC	1,223
72	Masco Corp.	1,923
		3,146

	Capital Markets — 2.2%
11	Affiliated Managers Group, Inc. (a)	2,363
38	Ameriprise Financial, Inc.	4,972
231	Bank of New York Mellon (The) Corp.	9,296
26	BlackRock, Inc.	9,512
239	Charles Schwab (The) Corp.	7,275
60	E*TRADE Financial Corp. (a)	1,713
81	Franklin Resources, Inc.	4,157
84	Goldman Sachs Group (The), Inc.	15,790
89	Invesco Ltd.	3,532
21	Legg Mason, Inc.	1,159
319	Morgan Stanley	11,385

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
45	Northern Trust Corp.	$3,134
85	State Street Corp.	6,250
54	T. Rowe Price Group, Inc.	4,373
		84,911

	Chemicals — 2.4%
40	Air Products & Chemicals, Inc.	6,051
14	Airgas, Inc.	1,486
10	CF Industries Holdings, Inc.	2,837
225	Dow Chemical (The) Co.	10,795
187	E.I. du Pont de Nemours & Co.	13,365
31	Eastman Chemical Co.	2,147
56	Ecolab, Inc.	6,405
28	FMC Corp.	1,603
17	International Flavors & Fragrances, Inc.	1,996
82	LyondellBasell Industries N.V., Class A	7,200
100	Monsanto Co.	11,254
64	Mosaic (The) Co.	2,948
28	PPG Industries, Inc.	6,315
60	Praxair, Inc.	7,244
17	Sherwin-Williams (The) Co.	4,837
25	Sigma-Aldrich Corp.	3,456
		89,939

	Commercial Services & Supplies — 0.5%
35	ADT (The) Corp.	1,453
20	Cintas Corp.	1,633
42	Pitney Bowes, Inc.	980
52	Republic Services, Inc.	2,109
18	Stericycle, Inc. (a)	2,528
87	Tyco International PLC	3,746
88	Waste Management, Inc.	4,772
		17,221

	Communications Equipment — 1.6%
1,057	Cisco Systems, Inc.	29,094
15	F5 Networks, Inc. (a)	1,724
22	Harris Corp.	1,733
75	Juniper Networks, Inc.	1,694
39	Motorola Solutions, Inc.	2,600
342	QUALCOMM, Inc.	23,714
		60,559

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,772
27	Jacobs Engineering Group, Inc. (a)	1,220
44	Quanta Services, Inc. (a)	1,255
		4,247

Shares	Description	Value

	Construction Materials — 0.1%
13	Martin Marietta Materials, Inc.	$1,817
27	Vulcan Materials Co.	2,276
		4,093

	Consumer Finance — 0.8%
181	American Express Co.	14,140
114	Capital One Financial Corp.	8,985
93	Discover Financial Services	5,241
83	Navient Corp.	1,687
		30,053

	Containers & Packaging — 0.2%
19	Avery Dennison Corp.	1,005
28	Ball Corp.	1,978
35	MeadWestvaco Corp.	1,745
34	Owens-Illinois, Inc. (a)	793
44	Sealed Air Corp.	2,005
		7,526

	Distributors — 0.1%
32	Genuine Parts Co.	2,982

	Diversified Consumer Services — 0.0%
57	H&R Block, Inc.	1,828

	Diversified Financial Services — 2.1%
378	Berkshire Hathaway, Inc., Class B (a)	54,553
66	CME Group, Inc.	6,251
23	Intercontinental Exchange, Inc.	5,365
65	Leucadia National Corp.	1,449
57	McGraw Hill Financial, Inc.	5,894
37	Moody’s Corp.	3,841
24	NASDAQ OMX Group (The), Inc.	1,222
		78,575

	Diversified Telecommunication — 2.3%
1,075	AT&T, Inc.	35,099
117	CenturyLink, Inc.	4,042
208	Frontier Communications Corp.	1,466
59	Level 3 Communications, Inc. (a)	3,177
860	Verizon Communications, Inc.	41,822
125	Windstream Holdings, Inc.	925
		86,531

	Electric Utilities — 1.7%
101	American Electric Power Co., Inc.	5,681
147	Duke Energy Corp.	11,287
67	Edison International	4,185
37	Entergy Corp.	2,867
66	Eversource Energy	3,334

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
178	Exelon Corp.	$5,983
87	FirstEnergy Corp.	3,050
92	NextEra Energy, Inc.	9,573
52	Pepco Holdings, Inc.	1,395
23	Pinnacle West Capital Corp.	1,466
138	PPL Corp.	4,645
188	Southern (The) Co.	8,325
105	Xcel Energy, Inc.	3,655
		65,446

	Electrical Equipment — 0.5%
50	AMETEK, Inc.	2,627
98	Eaton Corp. PLC	6,658
142	Emerson Electric Co.	8,040
28	Rockwell Automation, Inc.	3,248
		20,573

	Electronic Equipment, Instruments & Components — 0.4%
64	Amphenol Corp., Class A	3,772
263	Corning, Inc.	5,965
29	FLIR Systems, Inc.	907
84	TE Connectivity Ltd.	6,016
		16,660

	Energy Equipment & Services — 1.3%
90	Baker Hughes, Inc.	5,722
40	Cameron International Corp. (a)	1,805
14	Diamond Offshore Drilling, Inc.	375
49	Ensco PLC, Class A	1,032
48	FMC Technologies, Inc. (a)	1,776
176	Halliburton Co.	7,723
22	Helmerich & Payne, Inc.	1,498
85	National Oilwell Varco, Inc.	4,249
50	Noble Corp. PLC	714
264	Schlumberger Ltd.	22,028
71	Transocean Ltd.	1,042
		47,964

	Food & Staples Retailing — 2.5%
91	Costco Wholesale Corp.	13,786
233	CVS Health Corp.	24,048
102	Kroger (The) Co.	7,819
123	Sysco Corp.	4,641
181	Walgreens Boots Alliance, Inc.	15,327
327	Wal-Mart Stores, Inc.	26,896
75	Whole Foods Market, Inc.	3,906
		96,423

Shares	Description	Value

	Food Products — 1.7%
131	Archer-Daniels-Midland Co.	$6,210
37	Campbell Soup Co.	1,722
88	ConAgra Foods, Inc.	3,215
125	General Mills, Inc.	7,075
31	Hershey (The) Co.	3,128
28	Hormel Foods Corp.	1,592
21	J.M. Smucker (The) Co.	2,430
52	Kellogg Co.	3,429
25	Keurig Green Mountain, Inc.	2,793
122	Kraft Foods Group, Inc.	10,628
27	McCormick & Co., Inc.	2,082
42	Mead Johnson Nutrition Co.	4,222
342	Mondelez International, Inc., Class A	12,343
60	Tyson Foods, Inc., Class A	2,298
		63,167

	Gas Utilities — 0.0%
25	AGL Resources, Inc.	1,241

	Health Care Equipment & Supplies — 2.2%
312	Abbott Laboratories	14,455
112	Baxter International, Inc.	7,672
43	Becton, Dickinson and Co.	6,175
275	Boston Scientific Corp. (a)	4,881
15	C. R. Bard, Inc.	2,510
29	DENTSPLY International, Inc.	1,476
22	Edwards Lifesciences Corp. (a)	3,134
8	Intuitive Surgical, Inc. (a)	4,040
295	Medtronic PLC	23,007
58	St. Jude Medical, Inc.	3,793
62	Stryker Corp.	5,720
21	Varian Medical Systems, Inc. (a)	1,976
35	Zimmer Holdings, Inc.	4,113
		82,952

	Health Care Providers & Services — 2.8%
73	Aetna, Inc.	7,777
43	AmerisourceBergen Corp.	4,888
55	Anthem, Inc.	8,493
68	Cardinal Health, Inc.	6,138
54	Cigna Corp.	6,990
36	DaVita HealthCare Partners, Inc. (a)	2,926
151	Express Scripts Holding Co. (a)	13,102
61	HCA Holdings, Inc. (a)	4,589
17	Henry Schein, Inc. (a)	2,374
31	Humana, Inc.	5,519
21	Laboratory Corp. of America Holdings (a)	2,648

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
48	McKesson Corp.	$10,858
18	Patterson Cos., Inc.	878
30	Quest Diagnostics, Inc.	2,305
20	Tenet Healthcare Corp. (a)	990
197	UnitedHealth Group, Inc.	23,303
19	Universal Health Services, Inc., Class B	2,236
		106,014

	Health Care Technology — 0.1%
63	Cerner Corp. (a)	4,615

	Hotels, Restaurants & Leisure — 1.7%
93	Carnival Corp.	4,449
6	Chipotle Mexican Grill, Inc. (a)	3,903
26	Darden Restaurants, Inc.	1,803
43	Marriott International, Inc., Class A	3,454
199	McDonald’s Corp.	19,390
34	Royal Caribbean Cruises Ltd.	2,783
155	Starbucks Corp.	14,678
36	Starwood Hotels & Resorts Worldwide, Inc.	3,006
25	Wyndham Worldwide Corp.	2,262
17	Wynn Resorts Ltd.	2,140
90	Yum! Brands, Inc.	7,085
		64,953

	Household Durables — 0.5%
69	D.R. Horton, Inc.	1,965
25	Garmin Ltd.	1,188
14	Harman International Industries, Inc.	1,871
29	Leggett & Platt, Inc.	1,336
37	Lennar Corp., Class A	1,917
13	Mohawk Industries, Inc. (a)	2,415
56	Newell Rubbermaid, Inc.	2,188
69	PulteGroup, Inc.	1,534
16	Whirlpool Corp.	3,233
		17,647

	Household Products — 1.8%
27	Clorox (The) Co.	2,981
177	Colgate-Palmolive Co.	12,273
76	Kimberly-Clark Corp.	8,140
559	Procter & Gamble (The) Co.	45,805
		69,199

	Independent Power and Renewable Electricity Producers — 0.1%
134	AES (The) Corp.	1,722

Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
70	NRG Energy, Inc.	$1,763
		3,485

	Industrial Conglomerates — 2.3%
131	3M Co.	21,609
127	Danaher Corp.	10,782
2,084	General Electric Co.	51,704
21	Roper Industries, Inc.	3,612
		87,707

	Insurance — 2.7%
68	ACE Ltd.	7,581
91	Aflac, Inc.	5,825
86	Allstate (The) Corp.	6,121
284	American International Group, Inc.	15,560
58	Aon PLC	5,575
14	Assurant, Inc.	860
48	Chubb (The) Corp.	4,853
31	Cincinnati Financial Corp.	1,652
103	Genworth Financial, Inc., Class A (a)	753
87	Hartford Financial Services Group (The), Inc.	3,638
53	Lincoln National Corp.	3,045
62	Loews Corp.	2,532
112	Marsh & McLennan Cos., Inc.	6,282
231	MetLife, Inc.	11,677
57	Principal Financial Group, Inc.	2,928
111	Progressive (The) Corp.	3,019
94	Prudential Financial, Inc.	7,549
26	Torchmark Corp.	1,428
67	Travelers (The) Cos., Inc.	7,245
52	Unum Group	1,754
53	XL Group PLC	1,950
		101,827

	Internet & Catalog Retail — 1.3%
79	Amazon.com, Inc. (a)	29,396
20	Expedia, Inc.	1,882
13	Netflix, Inc. (a)	5,417
11	Priceline Group (The), Inc. (a)	12,806
23	TripAdvisor, Inc. (a)	1,913
		51,414

	Internet Software & Services — 3.4%
37	Akamai Technologies, Inc. (a)	2,629
228	eBay, Inc. (a)	13,151
12	Equinix, Inc.	2,794
435	Facebook, Inc., Class A (a)	35,764
59	Google, Inc., Class A (a)	32,727

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
59	Google, Inc., Class C (a)	$32,332
22	VeriSign, Inc. (a)	1,473
180	Yahoo!, Inc. (a)	7,998
		128,868

	IT Services — 3.3%
130	Accenture PLC, Class A	12,180
13	Alliance Data Systems Corp. (a)	3,851
98	Automatic Data Processing, Inc.	8,393
126	Cognizant Technology Solutions Corp., Class A (a)	7,861
29	Computer Sciences Corp.	1,893
59	Fidelity National Information Services, Inc.	4,015
49	Fiserv, Inc. (a)	3,891
190	International Business Machines Corp.	30,495
202	MasterCard, Inc., Class A	17,451
68	Paychex, Inc.	3,374
30	Teradata Corp. (a)	1,324
34	Total System Services, Inc.	1,297
402	Visa, Inc., Class A	26,295
108	Western Union (The) Co.	2,247
216	Xerox Corp.	2,776
		127,343

	Leisure Products — 0.1%
23	Hasbro, Inc.	1,455
70	Mattel, Inc.	1,599
		3,054

	Life Sciences Tools & Services — 0.5%
70	Agilent Technologies, Inc.	2,909
23	PerkinElmer, Inc.	1,176
82	Thermo Fisher Scientific, Inc.	11,016
17	Waters Corp. (a)	2,113
		17,214

	Machinery — 1.5%
126	Caterpillar, Inc.	10,084
35	Cummins, Inc.	4,852
70	Deere & Co.	6,138
34	Dover Corp.	2,350
28	Flowserve Corp.	1,582
72	Illinois Tool Works, Inc.	6,994
55	Ingersoll-Rand PLC	3,744
20	Joy Global, Inc.	784
73	PACCAR, Inc.	4,609
22	Pall Corp.	2,208
29	Parker-Hannifin Corp.	3,445

Shares	Description	Value

	Machinery (Continued)
38	Pentair PLC	$2,390
12	Snap-on, Inc.	1,765
33	Stanley Black & Decker, Inc.	3,147
38	Xylem, Inc.	1,331
		55,423

	Media — 3.5%
45	Cablevision Systems Corp., Class A	824
95	CBS Corp., Class B	5,760
526	Comcast Corp., Class A	29,703
104	DIRECTV (a)	8,850
31	Discovery Communications, Inc., Class A (a)	954
56	Discovery Communications, Inc., Class C (a)	1,651
47	Gannett Co., Inc.	1,743
85	Interpublic Group of Cos. (The), Inc.	1,880
103	News Corp., Class A (a)	1,649
51	Omnicom Group, Inc.	3,977
20	Scripps Networks Interactive, Inc., Class A	1,371
58	Time Warner Cable, Inc.	8,693
172	Time Warner, Inc.	14,524
379	Twenty-First Century Fox, Inc., Class A	12,825
76	Viacom, Inc., Class B	5,191
324	Walt Disney (The) Co.	33,984
		133,579

	Metals & Mining — 0.3%
253	Alcoa, Inc.	3,269
22	Allegheny Technologies, Inc.	660
215	Freeport-McMoRan, Inc.	4,074
103	Newmont Mining Corp.	2,236
66	Nucor Corp.	3,137
		13,376

	Multiline Retail — 0.8%
63	Dollar General Corp. (a)	4,749
43	Dollar Tree, Inc. (a)	3,489
20	Family Dollar Stores, Inc.	1,585
42	Kohl’s Corp.	3,287
71	Macy’s, Inc.	4,609
29	Nordstrom, Inc.	2,329
132	Target Corp.	10,833
		30,881

	Multi-Utilities—1.2%
50	Ameren Corp.	2,110
89	CenterPoint Energy, Inc.	1,816
57	CMS Energy Corp.	1,990

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
61	Consolidated Edison, Inc.	$3,721
122	Dominion Resources, Inc.	8,646
37	DTE Energy Co.	2,986
16	Integrys Energy Group, Inc.	1,152
65	NiSource, Inc.	2,870
99	PG&E Corp.	5,254
105	Public Service Enterprise Group, Inc.	4,402
30	SCANA Corp.	1,650
48	Sempra Energy	5,233
49	TECO Energy, Inc.	951
47	Wisconsin Energy Corp.	2,326
		45,107

	Oil, Gas & Consumable Fuels — 6.7%
105	Anadarko Petroleum Corp.	8,695
78	Apache Corp.	4,706
86	Cabot Oil & Gas Corp.	2,540
107	Chesapeake Energy Corp.	1,515
389	Chevron Corp.	40,837
18	Cimarex Energy Co.	2,072
255	ConocoPhillips	15,876
48	CONSOL Energy, Inc.	1,339
80	Devon Energy Corp.	4,825
114	EOG Resources, Inc.	10,453
31	EQT Corp.	2,569
869	Exxon Mobil Corp.	73,865
50	Hess Corp.	3,393
353	Kinder Morgan, Inc.	14,847
140	Marathon Oil Corp.	3,655
57	Marathon Petroleum Corp.	5,836
35	Murphy Oil Corp.	1,631
33	Newfield Exploration Co. (a)	1,158
80	Noble Energy, Inc.	3,912
160	Occidental Petroleum Corp.	11,680
43	ONEOK, Inc.	2,074
113	Phillips 66	8,882
31	Pioneer Natural Resources Co.	5,069
33	QEP Resources, Inc.	688
34	Range Resources Corp.	1,769
80	Southwestern Energy Co. (a)	1,855
139	Spectra Energy Corp.	5,028
26	Tesoro Corp.	2,374
107	Valero Energy Corp.	6,807
139	Williams (The) Cos., Inc.	7,032
		256,982

	Paper & Forest Products — 0.1%
88	International Paper Co.	4,883

Shares	Description	Value

	Personal Products — 0.1%
46	Estee Lauder (The) Cos., Inc., Class A	$3,825

	Pharmaceuticals — 6.3%
330	AbbVie, Inc.	19,318
81	Actavis PLC (a)	24,107
344	Bristol-Myers Squibb Co.	22,188
202	Eli Lilly & Co.	14,675
37	Endo International PLC (a)	3,319
35	Hospira, Inc. (a)	3,074
576	Johnson & Johnson	57,946
24	Mallinckrodt PLC (a)	3,040
588	Merck & Co., Inc.	33,798
77	Mylan N.V. (a)	4,570
29	Perrigo Co. PLC	4,801
1,269	Pfizer, Inc.	44,149
104	Zoetis, Inc.	4,814
		239,799

	Professional Services — 0.2%
7	Dun & Bradstreet (The) Corp.	898
25	Equifax, Inc.	2,325
65	Nielsen N.V.	2,897
28	Robert Half International, Inc.	1,695
		7,815

	Real Estate Investment Trusts — 2.5%
87	American Tower Corp.	8,191
32	Apartment Investment & Management Co., Class A	1,260
27	AvalonBay Communities, Inc.	4,705
32	Boston Properties, Inc.	4,495
69	Crown Castle International Corp.	5,695
75	Equity Residential	5,839
13	Essex Property Trust, Inc.	2,989
130	General Growth Properties, Inc.	3,842
95	HCP, Inc.	4,105
72	Health Care REIT, Inc.	5,570
157	Host Hotels & Resorts, Inc.	3,168
39	Iron Mountain, Inc.	1,423
85	Kimco Realty Corp.	2,282
29	Macerich (The) Co.	2,446
36	Plum Creek Timber Co., Inc.	1,564
106	Prologis, Inc.	4,617
30	Public Storage	5,914
64	Simon Property Group, Inc.	12,521
20	SL Green Realty Corp.	2,568
68	Ventas, Inc.	4,965
36	Vornado Realty Trust	4,032

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
109	Weyerhaeuser Co.	$3,613
		95,804

	Real Estate Management & Development — 0.1%
58	CBRE Group, Inc., Class A (a)	2,245

	Road & Rail — 1.0%
205	CSX Corp.	6,790
23	Kansas City Southern	2,348
64	Norfolk Southern Corp.	6,587
11	Ryder System, Inc.	1,044
182	Union Pacific Corp.	19,712
		36,481

	Semiconductors & Semiconductor Equipment — 2.4%
62	Altera Corp.	2,660
65	Analog Devices, Inc.	4,095
254	Applied Materials, Inc.	5,730
53	Avago Technologies Ltd.	6,730
113	Broadcom Corp., Class A	4,892
16	First Solar, Inc. (a)	957
981	Intel Corp.	30,676
34	KLA-Tencor Corp.	1,982
33	Lam Research Corp.	2,318
50	Linear Technology Corp.	2,340
42	Microchip Technology, Inc.	2,054
223	Micron Technology, Inc. (a)	6,050
107	NVIDIA Corp.	2,239
40	Skyworks Solutions, Inc.	3,932
217	Texas Instruments, Inc.	12,409
54	Xilinx, Inc.	2,284
		91,348

	Software — 3.6%
99	Adobe Systems, Inc. (a)	7,320
47	Autodesk, Inc. (a)	2,756
66	CA, Inc.	2,152
33	Citrix Systems, Inc. (a)	2,108
64	Electronic Arts, Inc. (a)	3,764
57	Intuit, Inc.	5,527
1,699	Microsoft Corp.	69,073
664	Oracle Corp.	28,652
38	Red Hat, Inc. (a)	2,879
125	salesforce.com, inc. (a)	8,351
141	Symantec Corp.	3,294
		135,876

Shares	Description	Value

	Specialty Retail — 2.5%
16	AutoNation, Inc. (a)	$1,029
7	AutoZone, Inc. (a)	4,775
38	Bed Bath & Beyond, Inc. (a)	2,918
60	Best Buy Co., Inc.	2,267
43	CarMax, Inc. (a)	2,967
22	GameStop Corp., Class A	835
55	Gap (The), Inc.	2,383
273	Home Depot (The), Inc.	31,016
51	L Brands, Inc.	4,809
201	Lowe’s Cos., Inc.	14,952
21	O’Reilly Automotive, Inc. (a)	4,541
43	Ross Stores, Inc.	4,531
133	Staples, Inc.	2,166
23	Tiffany & Co.	2,024
141	TJX (The) Cos., Inc.	9,877
28	Tractor Supply Co.	2,382
21	Urban Outfitters, Inc. (a)	959
		94,431

	Technology Hardware, Storage & Peripherals — 4.9%
1,206	Apple, Inc.	150,063
412	EMC Corp.	10,531
376	Hewlett-Packard Co.	11,716
65	NetApp, Inc.	2,305
44	SanDisk Corp.	2,799
68	Seagate Technology PLC	3,538
45	Western Digital Corp.	4,095
		185,047

	Textiles, Apparel & Luxury Goods — 0.9%
57	Coach, Inc.	2,362
9	Fossil Group, Inc. (a)	742
83	Hanesbrands, Inc.	2,781
42	Michael Kors Holdings Ltd. (a)	2,761
145	NIKE, Inc., Class B	14,548
17	PVH Corp.	1,812
12	Ralph Lauren Corp.	1,578
35	Under Armour, Inc., Class A (a)	2,826
71	VF Corp.	5,347
		34,757

	Thrifts & Mortgage Finance — 0.1%
100	Hudson City Bancorp, Inc.	1,048
64	People’s United Financial, Inc.	973
		2,021

	Tobacco — 1.4%
408	Altria Group, Inc.	20,408

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
75	Lorillard, Inc.	$4,901
320	Philip Morris International, Inc.	24,106
64	Reynolds American, Inc.	4,410
		53,825

	Trading Companies & Distributors — 0.2%
56	Fastenal Co.	2,320
20	United Rentals, Inc. (a)	1,823
12	W.W. Grainger, Inc.	2,830
		6,973

	Total Common Stocks — 99.6%	3,790,401
	(Cost $3,207,719)

Contracts

	Options Purchased — 0.4%
	Call Options — 0.4%
427	VIX US, expiring 04/15/2015, Strike Price $21 (a)	14,945
	(Cost $39,941)

	Total Investments — 100.0%	3,805,346
	(Cost $3,247,660) (b)
	Net Other Assets and Liabilities — 0.0%	1,461
	Net Assets — 100.0%	$3,806,807

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $654,316 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $96,630.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,790,401	$—	$—
Options Purchased	14,945	—	—
Total Investments	$3,805,346	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The NASDAQ® Stock Market, LLC (“NASDAQ”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (NASDAQ ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (NASDAQ ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (NASDAQ ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust ISE Water Index Fund – (NYSE Arca ticker “FIW”)

First Trust ISE-Revere Natural Gas Index Fund – (NYSE Arca ticker “FCG”)

First Trust ISE Chindia Index Fund – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (NASDAQ ticker “QABA”)

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund – (NYSE Arca ticker “VIXH”)

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

their most recent bid and asked price, if available, and otherwise at their closing bid price.

Repurchase agreements will be fair valued as follows: Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Advisor’s Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2015, is included with each Fund’s Portfolio of Investments.

B. Call Options

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (“VIXH”) is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At March 31, 2015, VIXH held 427 options contracts with a notional value of $8,967. This is representative of contracts held throughout the year.

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended March 31, 2015, were received as collateral for lending securities.

E. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2015 (Unaudited)

loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2015, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2015 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the NASDAQ®, NASDAQ OMX®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by NASDAQ®, Clean Edge® or their affiliates (NASDAQ® and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	May 20, 2015

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 20, 2015

* Print the name and title of each signing officer under his or her signature.